-------------------------------------------------------------------------------
-------------------------------------------------------------------------------


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM N-1A

                   REGISTRATION STATEMENT (NO. 33-6001) UNDER
                           THE SECURITIES ACT OF 1933

                          PRE-EFFECTIVE AMENDMENT NO.


                        POST-EFFECTIVE AMENDMENT NO. 33


                                       AND

              REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
                                  ACT OF 1940


                                AMENDMENT NO. 35




                           VANGUARD BOND INDEX FUNDS
        (EXACT NAME OF REGISTRANT AS SPECIFIED IN DECLARATION OF TRUST)

                     P.O. BOX 2600, VALLEY FORGE, PA 19482
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICE)

                  REGISTRANT'S TELEPHONE NUMBER (610) 669-1000

                           R. GREGORY BARTON, ESQUIRE
                                  P.O. BOX 876
                             VALLEY FORGE, PA 19482


IT IS PROPOSED THAT THIS FILING BECOME EFFECTIVE ON APRIL 28, 2003, PURSUANT TO PARAGRAPH (B) OF RULE 485.


 ===============================================================================

VANGUARD(R) BOND INDEX FUNDS
Investor Shares & Admiral(TM) Shares . April 28, 2003

BOND
PROSPECTUS

This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.

[GRAPHIC]

                                           VANGUARD TOTAL BOND MARKET INDEX FUND
                                             VANGUARD SHORT-TERM BOND INDEX FUND
                                      VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
                                              VANGUARD LONG-TERM BOND INDEX FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP(R)

VANGUARD BOND INDEX FUNDS
Investor Shares and Admiral Shares
Prospectus
April 28, 2003

--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market
     Index Fund
    6 Vanguard Short-Term Bond
     Index Fund
    9 Vanguard Intermediate-Term Bond Index Fund
    13 Vanguard Long-Term Bond
     Index Fund
  16 MORE ON THE FUNDS
  24 THE FUNDS AND VANGUARD
  24 INVESTMENT ADVISER
  25 DIVIDENDS, CAPITAL GAINS,
     AND TAXES
  27 SHARE PRICE
  28 FINANCIAL HIGHLIGHTS
  33 INVESTING WITH VANGUARD
   33 Buying Shares
   35 Converting Shares
   36 Redeeming Shares
   38 Exchanging Shares
   39 Other Rules You Should Know
   42 Fund and Account Updates
   43 Contacting Vanguard

 GLOSSARY (inside back cover)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

This prospectus offers Investor Shares for all of the Funds as well as Admiral Shares for three of the Funds. Please note that the Admiral Shares are NOT available to:

-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.

A separate prospectus offers Institutional Shares of Vanguard Total Bond Market Index Fund. Institutional Shares are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million.

The Funds' separate share classes have different  expenses;  as a result,  their
investment                performances                will               differ.
-------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

     An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds simply attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.


Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.

- Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have little or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


INDEX FUNDS IN THIS PROSPECTUS

Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the four
Vanguard Bond Index Funds. Three of these Funds seek to track a particular segment of the U.S. bond market; the fourth Fund seeks to track the entire investment-grade U.S. bond market.



------------------------------------------------------------------------
FUND                                          SEEKS TO TRACK
------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund         The overall bond market
Vanguard Short-Term Bond Index Fund           Short-term bonds
Vanguard Intermediate-Term Bond Index Fund    Intermediate-term bonds
Vanguard Long-Term Bond Index Fund            Long-term bonds
------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.

- Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds and mortgage-backed securities.

3

- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1993  9.68%
                        1994 -2.66
                        1995 18.18
                        1996  3.58
                        1997  9.44
                        1998  8.58
                        1999 -0.76
                        2000 11.39
                        2001  8.43
                        2002  8.26
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown. Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution. Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                            1 YEAR         5 YEARS     10 YEARS
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
  INVESTOR SHARES
 Return Before Taxes                          8.26%           7.10%        7.26%
 Return After Taxes on Distributions          5.93            4.51         4.56
 Return After Taxes on Distributions          5.03            4.38         4.46
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
 ADMIRAL SHARES*
 Return Before Taxes                          8.32%             --           --
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX
 (reflects no deduction for fees,            10.26%           7.55%        7.51%
  expenses, or taxes)
-------------------------------------------------------------------------------
*From inception on November 12, 2001, through December 31, 2002, the average annual total return was 5.41% for the Fund's Admiral Shares and 7.02% for the Lehman Aggregate Bond Index.
-------------------------------------------------------------------------------



FEES AND EXPENSES The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


                                                            INVESTOR     ADMIRAL
                                                              SHARES      SHARES
                                                              ------      ------
 SHAREHOLDER FEES (fees paid directly from your investment)
 Sales Charge (Load) Imposed on Purchases:                       None       None
 Transaction Fee on Purchases:                                  None*      None*
 Sales Charge (Load) Imposed on Reinvested                       None       None
 Dividends:
 Redemption Fee:                                               None**     None**
 Account Maintenance Fee (for accounts under $10,000): $2.50/quarter+       None

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                           0.20%      0.15%
 12b-1 Distribution Fee:                                         None       None
 Other Expenses:                                                0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.22%      0.17%

*A portfolio transaction fee of 0.18% may apply to aggregate purchases of more than $500 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
+If applicable, the account maintenance fee will be deducted quarterly. If your distribution for the month in which the quarterly fee is deducted is less than the fee, fractional shares may be automatically redeemed to make up the difference.

5

     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $23       $71      $124      $280
Admiral Shares         17        55        96       217
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain account
day of each month; capital gains,if   balance and tenure requirements
any, are distributed annually in       Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                      eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--TotBd
since inception                       Admiral Shares--TotBdAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--December 11, 1986    Investor Shares--84
Admiral Shares--November 12, 2001     Admiral Shares--584

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
DECEMBER 31, 2002                     Investor Shares--921937108
$25 billion                           Admiral Shares--921937603

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBMFX
                                      Admiral Shares--VBTLX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT   OBJECTIVE
The Fund seeks to track the performance of a market-weighted bond index with a short- term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 5 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. Under normal circumstances, the Fund's dollar-weighted average maturity is not expected to exceed 3 years. As of December 31, 2002, the Fund's dollar-weighted average maturity was 2.5 years, and that of its Index was 2.6 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

7


      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1995 12.88%
                        1996  4.55
                        1997  7.04
                        1998  7.63
                        1999  2.08
                        2000  8.84
                        2001  8.88
                        2002  6.10
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995), and the lowest return for a quarter was -0.12% (quarter ended March 31, 1996).



     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                                        MAR. 1,
                                            1 YEAR      5 YEARS           1994*
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                          6.10%           6.68%        6.46%
 Return After Taxes on Distributions          4.23            4.28         4.02
 Return After Taxes on Distributions          3.72            4.15         3.95
  and Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD SHORT-TERM BOND INDEX FUND
 ADMIRAL SHARES**
 Return Before Taxes                          6.15%             --           --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT INDEX
 (reflects no deduction for fees,
  expenses, or  taxes)                        8.12%           7.12%        6.76%
-------------------------------------------------------------------------------
 *Inception of the Fund's Investor Shares.
**From inception on November 12, 2001, through December 31, 2002, the average annual return was 4.40% for the Fund's Admiral Shares and 6.26% for the Lehman Brothers 1-5 Year Government/Credit Index.
-------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

                                                             INVESTOR   ADMIRAL
                                                               SHARES    SHARES
                                                            ---------   -------
 SHAREHOLDER FEES (fees paid directly from your investment)

 Sales Charge (Load) Imposed on Purchases:                       None       None
 Transaction Fee on Purchases:                                  None*      None*
 Sales Charge (Load) Imposed on Reinvested                       None       None
 Dividends:
 Redemption Fee:                                               None**     None**
 Account Maintenance Fee (for accounts under $10,000): $2.50/quarter+       None

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                           0.19%      0.14%
 12b-1 Distribution Fee:                                         None       None
 Other Expenses:                                                0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.21%      0.16%

*A portfolio transaction fee of 0.15% may apply to aggregate purchases of more than $100 million by a single investor.

**A $5 fee applies to wire redemptions under $5,000.

+If applicable, the account maintenance fee will be deducted quarterly. If your distribution for the month in which the quarterly fee is deducted is less than the fee, fractional shares may be automatically redeemed to make up the difference.



     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.


---------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $22       $68      $118      $268
Admiral Shares         16        52        90       205
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

9



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain account
day of each month; capital gains,if   balance and tenure requirements
any, are distributed annually in       Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                      eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--STBond
since inception                       Admiral Shares--STBondAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--March 1, 1994        Investor Shares--132
Admiral Shares--November 12, 2001     Admiral Shares--5132

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
DECEMBER 31, 2002                     Investor Shares--921937207
$3.3 billion                          Admiral Shares--921937702

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBISX
                                      Admiral Shares--VBIRX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------



FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued.

     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.

PRIMARY RISKS An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1995 21.07%
                        1996  2.55
                        1997  9.41
                        1998 10.09
                        1999 -3.00
                        2000 12.78
                        2001  9.27
                        2002 10.85
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).


     The table shows how the average annual total returns of the share classes presented compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Investor Share class and that after-tax returns for Admiral Shares will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

11

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                                        MAR. 1,
                                            1 YEAR        5 YEARS         1994*
-------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
 INVESTOR SHARES
 Return Before Taxes                         10.85%           7.85%        7.69%
 Return After Taxes on Distributions          8.41            5.17         4.95
 Return After Taxes on Distributions and      6.59            4.94         4.78
  Sale of Fund Shares
--------------------------------------------------------------------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
 ADMIRAL SHARES**
 Return Before Taxes                         10.91%             --           --
--------------------------------------------------------------------------------
LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT
 INDEX (reflects no deduction for fees,      13.03%           8.15%        7.91%
  expenses, or taxes)
--------------------------------------------------------------------------------
*Inception of the Fund's Investor Shares.
**From inception on November 12, 2001, through December 31, 2002, the average annual total return was 6.96% for the Fund's Admiral Shares and 9.33% for the Lehman Brothers 5-10 Year Government/Credit Index.
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares or Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.




                                                             INVESTOR    ADMIRAL
                                                               SHARES     SHARES
                                                               ------     ------
 SHAREHOLDER FEES (fees paid directly from your investment)

 Sales Charge (Load) Imposed on Purchases:                       None       None
 Transaction Fee on Purchases:                                  None*      None*
 Sales Charge (Load) Imposed on Reinvested                       None       None
 Dividends:
 Redemption Fee:                                               None**     None**
 Account Maintenance Fee (for accounts under $10,000): $2.50/quarter+       None

 ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
 Management Expenses:                                           0.19%      0.14%
 12b-1 Distribution Fee:                                         None       None
 Other Expenses:                                                0.02%      0.02%
  TOTAL ANNUAL FUND OPERATING EXPENSES:                         0.21%      0.16%

*A portfolio transaction fee of 0.23% may apply to aggregate purchases of more than $100 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
+If applicable, the account maintenance fee will be deducted quarterly. If your distribution for the month in which the quarterly fee is deducted is less than the fee, fractional shares may be automatically redeemed to make up the difference.



     The following examples are intended to help you compare the cost of investing in the Fund's Investor Shares or Admiral Shares with the cost of investing in other mutual funds. They illustrate the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. These examples assume that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



----------------------------------------------------------
                   1 YEAR   3 YEARS   5 YEARS    10 YEARS
---------------------------------------------------------
Investor Shares       $22       $68      $118      $268
Admiral Shares         16        52        90       205
---------------------------------------------------------



     THESE EXAMPLES SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

13



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           CONVERSION FEATURES
Dividends are declared daily and       Investor Shares--May be converted to
distributed on the first business     Admiral Shares if you meet certain
day of each month; capital gains,if   account balance and tenure requirements
any, are distributed annually in       Admiral Shares--May be converted to
December.                             Investor Shares if you are no longer
                                      eligible for Admiral Shares
INVESTMENT ADVISER
The Vanguard Group, Valley Forge,     NEWSPAPER ABBREVIATION
Pa.,                                  Investor Shares--ITBond
since inception                       Admiral Shares--ITBondAdml

INCEPTION DATE                        VANGUARD FUND NUMBER
Investor Shares--March 1, 1994        Investor Shares--314
Admiral Shares--November 12, 2001     Admiral Shares--5314

NET ASSETS (ALL SHARE CLASSES) AS OF  CUSIP NUMBER
DECEMBER 31, 2002                     Investor Shares--921937306
$3.1 billion                          Admiral Shares--921937801

SUITABLE FOR IRAS                     TICKER SYMBOL
Yes                                   Investor Shares--VBIIX
                                      Admiral Shares--VBILX
MINIMUM INITIAL INVESTMENT
 Investor Shares--$3,000; $1,000 for
IRAs and most custodial accounts for
minors
 Admiral Shares--$250,000
--------------------------------------------------------------------------------




FUND PROFILE--
VANGUARD(R) LONG-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a market-weighted bond index with a long- term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Long Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.

     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 10 and 20 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
[BAR CHART]
                        1995 29.72%
                        1996 -0.26
                        1997 14.30
                        1998 11.98
                        1999 -7.85
                        2000 16.64
                        2001  8.17
                        2002 14.35
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995), and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).


     The table shows how the average annual total returns of the Fund compare with its target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.
     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.
     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.

15



--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
                                                                          SINCE
                                                                        MAR. 1,
                                            1 YEAR         5 YEARS        1994*
--------------------------------------------------------------------------------
VANGUARD LONG-TERM BOND INDEX FUND
 Return Before Taxes                         14.35%           8.28%        8.77%
 Return After Taxes on Distributions         11.76            5.62         5.96
 Return After Taxes on Distributions and      8.69            5.29         5.63
  Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS LONG GOVERNMENT/CREDIT INDEX
(reflects no deduction for fees,             14.81%           8.11%        8.75%
 expenses, or taxes)
--------------------------------------------------------------------------------
*Inception of the Fund.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                          None
      Transaction Fee on Purchases:                                     None*
      Sales Charge (Load) Imposed on Reinvested Dividends:               None
      Redemption Fee:                                                  None**
      Account Maintenance Fee (for accounts under $10,000):    $2.50/quarter+

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                              0.19%
      12b-1 Distribution Fee:                                            None
      Other Expenses:                                                   0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                            0.21%

*A portfolio transaction fee of 0.21% may apply to aggregate purchases of more than $25 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.
+If applicable, the account maintenance fee will be deducted quarterly. If your distribution for the month in which the quarterly fee is deducted is less than the fee, fractional shares may be automatically redeemed to make up the difference.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $22          $68       $118         $268
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS           MINIMUM INITIAL INVESTMENT
Dividends are declared daily and      $3,000; $1,000 for IRAs and most
distributed on the first              custodial are accounts for minors
business day of each month;
capital gains, if any,
distributed annually in December.
                                      NEWSPAPER ABBREVIATION
INVESTMENT ADVISER                    LTBond
The Vanguard Group, Valley Forge, Pa.,
since inception                       VANGUARD FUND NUMBER
                                      522
INCEPTION DATE
March 1, 1994                         CUSIP NUMBER
                                      921937405
NET ASSETS AS OF DECEMBER 31, 2002
$794 million                          TICKER SYMBOL
                                      VBLTX
SUITABLE FOR IRAS
Yes
--------------------------------------------------------------------------------





MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.

     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Each Fund's policy of investing at least 80% of its assets in bonds that are part of the target index may only be changed upon 60 days' notice to shareholders.


MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.


 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

17


     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.



--------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                        THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $977       $1,024       $955        $1,048
Intermediate-Term (10 years)     926        1,082        858         1,172
Long-Term (20 years)             884        1,137        786         1,299
------------------------------------------------------------------------------
*Assuning a 5% yield.
--------------------------------------------------------------------------------


     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES


A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------



     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

     [FLAG] THE TOTAL BOND MARKET INDEX FUND IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

     Because the Total Bond Market Index Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by
the                             adviser's                              analysis.
--------------------------------------------------------------------------------




     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. While still low, credit risk for the Total Bond Market Index Fund and the Short-Term Bond Index Fund will increase relative to their respective indexes to the extent that these funds substitute nongovernment bonds for government bonds. Corporate substitutions are limited to 10% of each Fund's assets, and will have credit ratings of A- or above. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of December 31, 2002.




-------------------------------------------------------------
                                 AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa1            Aaa
Intermediate-Term Bond Index        Aa2            Aa2
Long-Term Bond Index                Aa1            Aa1
-------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF ITS INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

     To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by a Fund may suffer a substantial decline in credit quality and market value because of a corporate restructuring or another corporate event.

     The Funds are generally managed without regard to tax ramifications.

19

     To help you distinguish among the Funds and their various risks, a summary table is provided below.



--------------------------------------------------------------------------------
                                          RISKS OF THE FUNDS
                        --------------------------------------------------------
                                                                           INDEX
                          INCOME   INTEREST   CALL/PREPAYMENT  CREDIT   SAMPLING
FUND                       RISK   RATE RISK       RISK          RISK        RISK
--------------------------------------------------------------------------------
Total Bond Market Index   Moderate  Moderate      Moderate       Low        Low
Short-Term Bond Index     High      Low           Low            Low        Low
Intermediate-Term Bond
 Index                    Moderate  Moderate      Low            Low        Low
Long-Term Bond Index      Low       High          Low            Low        Low
--------------------------------------------------------------------------------



SECURITY SELECTION


     INDEX SAMPLING STRATEGY. Because it would be very expensive and inefficient to buy and sell all securities held in their target indexes, each Fund uses index "sampling" techniques to select securities. Using sophisticated computer programs, each Fund selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include duration, cash flow, quality, and callability of the underlying bonds. In addition, each Fund keeps industry sector and sub-sector exposure within tight boundaries compared to that of its target index. Since the Funds do not hold all issues in their target indexes--which is a different indexing strategy called "replication"--some of the issues (and issuers) that are held will likely be overweighted (or underweighted) as compared with the target indexes. The maximum overweight (or underweight) is constrained at the issuer level with the goal of producing a well-diversified credit portfolio.
     The following table shows the number of bonds held by each Fund, as well as the number of bonds in each Fund's target index, as of December 31, 2002.


     -------------------------------------------------------------

                                    NUMBER OF   NUMBER OF BONDS IN
      FUND                          BONDS HELD     TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index         1,059          6,918
      Short-Term Bond Index            363           2,166
      Intermediate-Term Bond Index     342           1,399
      Long-Term Bond Index             251           1,268
      ------------------------------------------------------------





     CORPORATE SUBSTITUTION. As part of the index sampling process, the Total Bond Market Index Fund and the Short-Term Bond Index Fund have the flexibility to overweight nongovernment bonds relative to their representation in the target index. When implemented, this involves substituting nongovernment bonds for government bonds with the same maturity. This strategy, which we call "corporate substitution," may increase a Fund's income, but it will also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Total Bond Market Index Fund and the Short-Term Bond Index Fund limit corporate substitutions to bonds with less than 5 years until maturity and, generally, credit quality of A or better. In addition, these Funds limit corporate substitutions to a maximum of 10% of their respective net assets.
     TYPES OF BONDS. Each Fund's target index is actually a subset of the Lehman Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.

     As of December 31, 2002, each Fund was composed of the following types of bonds:



----------------------------------------------------------------------------------
                                                             INTERNATIONAL
                              U.S.                MORTGAGE-     DOLLAR-
                           GOVERNMENT  CORPORATE  BACKED      DENOMINATED    TOTAL
----------------------------------------------------------------------------------

Total Bond Market Index Fund  25.6%      34.6%      36.4%         3.4%       100%
Short-Term Bond Index Fund    58.7       35.5       0.0           5.8        100
Intermediate-Term Bond
 Index Fund                   44.2       50.0       0.0           5.8        100
Long-Term Bond Index Fund     61.1       34.2       0.0           4.7        100
----------------------------------------------------------------------------------



 An explanation of each type of bond follows.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. For purposes of the above table, corporate bonds include securities that are backed by a pool of underlying assets (asset-backed securities) or commercial mortgages (commercial mortgage-backed bonds). Each Fund expects to purchase only investment-grade corporate bonds.

- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pass through both interest and principal from underlying mortgages as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association
     (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.

          The Total Bond Market Index Fund may also invest in conventional mortgage-backed securities--which are packaged by private corporations and are not guaranteed by the U.S. government--and enter into mortgage-dollar-roll transactions. In a mortgage-dollar-roll transaction, the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase the Fund's portfolio

21

     turnover rate. Mortgage dollar rolls will be used only to the extent that they are consistent with the Fund's investment objective and risk profile.

- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that they own foreign bonds, the Funds are subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Funds are not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

HOW MORTGAGE-BACKED SECURITIES ARE DIFFERENT: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------

OTHER INVESTMENT POLICIES AND RISKS

Each Fund will invest at least 80% of its assets in bonds held in the target index. Up to 20% of each Fund's assets may be used to purchase nonpublic, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. Subject to the same 20% limit, the Short-, Intermediate-, and Long-Term Bond Index Funds may also purchase other securities that are outside of their target indexes. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.

     The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation under futures contracts will not exceed 20% of its total assets.

 The reasons for which a Fund may invest in futures include:
- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------



ACCOUNT MAINTENANCE FEE
Vanguard assesses an account maintenance fee on index fund shareholders whose account balances are below $10,000 (for any reason, including a decline in the value of a Fund's shares) during the last week of January, April, July, and October. This fee is intended to allocate account maintenance costs more equitably among shareholders. The account maintenance fee is $2.50 per quarter, deducted from your dividend distribution for the applicable month. If the fee is deducted from your distribution, you will still be taxed on the full amount of your dividend (unless you hold your shares through a nontaxable account). If you are due a dividend that is less than the fee, fractional shares may be automatically redeemed to make up the difference.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic
effect             on             a             fund's              performance.
--------------------------------------------------------------------------------

23

COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.
- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.
See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic bond index funds was approximately 101%; for all domestic bond funds, the average turnover rate was approximately 115%, according to Morningstar, Inc.
--------------------------------------------------------------------------------

THE FUNDS AND VANGUARD

Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.
     Vanguard also provides marketing services to the funds. Although shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------


INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Fixed Income Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers or underwriters to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. If more than one broker-dealer or underwriter can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker-dealer or underwriter who, in addition to providing transaction services, will provide research services to the adviser.

25



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The managers primarily responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. He also served as manager for the Short-Term and Long- Term Bond Index Funds from their inception in 1994 until 1998. Education:
B.S., University of Illinois; M.B.A., University of Chicago.

CHRISTOPHER W. ALWINE, CFA, Principal of Vanguard. He has worked in investment management for Vanguard since 1991 and has managed portfolio investments since 1996. He assumed the role of manager for the Short-Term and Long-Term Bond Index Funds effective October 2002. He previously served as manager for these Funds from 1998 through 1999. Education: B.B.A., Temple University; M.S., Drexel University.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES

FUND DISTRIBUTIONS

Each Fund distributes to shareholders virtually all of its net income (interest less expenses,) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Funds may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------




BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:
- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.
-    Distributions   declared  in  December--if  paid  to  you  by  the  end  of
     January--are taxable for federal income tax purposes as if received in December.

- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.

- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.

- Capital gains distributions may vary considerably from year to year as a result of the Funds' normal investment activities and cash flows.

- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.

- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
     - Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so. FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

27

SHARE PRICE

     Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests. Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost. When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities. Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand each Fund's financial performance for the periods shown, and certain information reflects financial results for a single Fund share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Fund (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by
PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the Total Bond Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $10.15 per share. During the year, each Investor Share earned $0.572 from investment income (interest), and $0.239 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.581 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $10.38, reflecting earnings of $0.811 per share and distributions of $0.581 per share. This was an increase of $0.23 per share (from $10.15 at the beginning of the year to $10.38 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 8.26% for the year.

As of December 31, 2002, the Investor Shares had $16.7 billion in net assets. For the year, the expense ratio was 0.22% ($2.20 per $1,000 of net assets), and the net investment income amounted to 5.63% of average net assets. The Fund sold and replaced securities valued at 75% of its net assets.
--------------------------------------------------------------------------------

29



TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
=================================================================================================================
                                                                             YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                       ---------------------------------------------------
THROUGHOUT EACH PERIOD                                        2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15      $ 9.96       $9.56      $10.27     $10.09
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .572        .632        .648        .617       .624
  Net Realized and Unrealized Gain (Loss) on Investments     .239        .190        .400       (.695)      .218
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .811        .822       1.048       (.078)      .842
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.570)      (.632)      (.648)      (.617)     (.624)
  Distributions from Realized Capital Gains                 (.011)         --          --       (.015)     (.038)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.581)      (.632)      (.648)      (.632)     (.662)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38      $10.15       $9.96       $9.56     $10.27
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                8.26%       8.43%      11.39%      -0.76%      8.58%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $16,676     $14,116     $11,180      $9,477     $7,765
  Ratio of Total Expenses to Average Net Assets              0.22%       0.22%       0.22%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.63%       6.21%       6.72%       6.26%      6.10%
  Portolio Turnover Rate                                       75%         67%         53%         55%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.



TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
================================================================================
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15        $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .578          .082
  Net Realized and Unrealized Gain (Loss) on Investments     .239         (.290)
--------------------------------------------------------------------------------
    Total from Investment Operations                         .817         (.208)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.576)        (.082)
  Distributions from Realized Capital Gains                 (.011)           --
 -------------------------------------------------------------------------------
    Total Distributions                                     (.587)        (.082)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38        $10.15
--------------------------------------------------------------------------------

TOTAL RETURN                                                 8.32%        -2.00%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $1,805          $866
  Ratio of Total Expenses to Average Net Assets              0.17%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.66%       5.97%**
  Portfolio Turnover Rate                                      75%           67%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.

SHORT-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.19       $9.96       $9.73      $10.10     $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .452        .568        .601        .539       .574
  Net Realized and Unrealized Gain (Loss) on Investments     .152        .299        .230       (.336)      .168
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .604        .867        .831        .203       .742
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.452)      (.568)      (.601)      (.539)     (.574)
  Distributions from Realized Capital Gains                 (.022)      (.069)         --       (.034)     (.068)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.474)      (.637)      (.601)      (.573)     (.642)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.32      $10.19       $9.96      $ 9.73     $10.10
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                6.10%       8.88%       8.84%       2.08%      7.63%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $2,553      $1,680      $1,287      $1,156       $709
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       4.37%       5.45%       6.16%       5.48%      5.68%
  Portfolio Turnover Rate                                     139%        156%         74%        108%       112%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.





SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED    NOV. 12* TO
                                                         DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.19         $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .457           .069
  Net Realized and Unrealized Gain (Loss) on Investments    .152          (.181)
--------------------------------------------------------------------------------
    Total from Investment Operations                        .609          (.112)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.457)         (.069)
  Distributions from Realized Capital Gains                (.022)         (.069)
--------------------------------------------------------------------------------
    Total Distributions                                    (.479)         (.138)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.32         $10.19
--------------------------------------------------------------------------------

TOTAL RETURN                                                6.15%         -1.08%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $773           $273
  Ratio of Total Expenses to Average Net Assets             0.16%        0.17%**
  Ratio of Net Investment Income to Average Net Assets      4.37%        5.01%**
  Portfolio Turnover Rate                                    139%           156%
================================================================================
 *Inception.
**Annualized.

31



INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28      $10.02       $9.51      $10.48     $10.20
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .597        .651        .654        .628       .647
  Net Realized and Unrealized Gain (Loss) on Investments     .478        .260        .510       (.936)      .353
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.075        .911       1.164       (.308)     1.000
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.597)      (.651)      (.654)      (.628)     (.647)
  Distributions from Realized Capital Gains                 (.008)         --          --       (.034)     (.073)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.605)      (.651)      (.654)      (.662)     (.720)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75      $10.28      $10.02       $9.51     $10.48
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               10.85%       9.28%      12.78%      -3.00%     10.09%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $2,415      $2,096      $1,642      $1,449     $1,102
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.75%       6.33%       6.83%       6.33%      6.23%
  Portfolio Turnover Rate                                     141%        135%         81%        120%        77%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.



INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28        $10.65
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .602          .085
  Net Realized and Unrealized Gain (Loss) on Investments     .478         (.370)
--------------------------------------------------------------------------------
    Total from Investment Operations                        1.080         (.285)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.602)        (.085)
  Distributions from Realized Capital Gains                 (.008)           --
--------------------------------------------------------------------------------
    Total Distributions                                     (.610)        (.085)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75        $10.28
--------------------------------------------------------------------------------

TOTAL RETURN                                                10.91%        -2.68%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $662          $348
  Ratio of Total Expenses to Average Net Assets              0.16%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.78%       6.17%**
  Portfolio Turnover Rate                                     141%          135%
================================================================================
*Inception.
**Annualized.

LONG-TERM BOND INDEX FUND
-----------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.83      $10.66       $9.77      $11.32     $10.78
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .658        .683        .679        .662       .666
  Net Realized and Unrealized Gain (Loss) on Investments     .840        .170        .890      (1.531)      .588
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.498        .853       1.569       (.869)     1.254
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.658)      (.683)      (.679)      (.662)     (.666)
  Distributions from Realized Capital Gains                    --          --          --       (.019)     (.048)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.658)      (.683)      (.679)      (.681)     (.714)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.67      $10.83      $10.66       $9.77     $11.32
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               14.35%       8.17%      16.64%      -7.85%     11.98%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $794        $542        $417        $313       $210
  Ratio of Total Expenses to Average Net Assets             0.21%       0.21%      0.21%        0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets      5.92%       6.30%      6.71%        6.39%      6.01%
  Portfolio Turnover Rate                                    141%        107%        56%          61%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

33

--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------



BUYING SHARES


ACCOUNT MINIMUMS FOR INVESTOR SHARES
TO OPEN AND MAINTAIN AN ACCOUNT: $3,000 for regular accounts; $1,000 for IRAs and most custodial accounts for minors.

TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

     Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

ACCOUNT MINIMUMS FOR ADMIRAL SHARES TO OPEN AND MAINTAIN AN ACCOUNT: $250,000 for new investors; $150,000 or $50,000 for existing investors who are eligible to convert Investor Shares into Admiral Shares (see Converting Shares). Institutional clients should contact Vanguard for information on special rules that may apply to them.
TO ADD TO AN EXISTING ACCOUNT: $100 by mail, exchange, or Fund Express; $1,000 by wire.

HOW TO BUY SHARES
ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com. BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group-Fund number. For a list of Fund numbers and addresses, see Contacting Vanguard. BY EXCHANGE
PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.

BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.

BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.


TRANSACTION FEE ON PURCHASES
The Funds reserve the right to charge a transaction fee to investors whose aggregate share purchases equal or exceed the following amounts:

 Total Bond Market Index Fund--$500 million
 Short-Term Bond Index Fund--$100 million
 Intermediate-Term Bond Index Fund--$100 million
 Long-Term Bond Index Fund--$25 million


YOUR PURCHASE PRICE
ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).

EARNING DIVIDENDS

You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.


PURCHASE RULES YOU SHOULD KNOW
^ADMIRAL SHARES. Please note that Admiral Shares are NOT available to:
-    SIMPLE IRAs and 403(b)(7) custodial accounts;
- Other retirement plan accounts receiving special administrative services from Vanguard; or
-    Accounts  maintained  by  financial   intermediaries,   except  in  limited
     circumstances.
^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not

35

accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.
^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES
ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

IMMEDIATE CONVERSIONS INTO ADMIRAL SHARES
All shares purchased before the issuance of Admiral Shares are considered Investor Shares. You may convert Investor Shares into Admiral Shares at any time if your account balance in the Fund is at least $250,000. Registered users of Vanguard.com may request a conversion to Admiral Shares online. Or you may contact Vanguard by telephone or mail to request this transaction.

TENURE CONVERSIONS INTO ADMIRAL SHARES
THREE-YEAR PRIVILEGE. After three years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $150,000 and you are registered with Vanguard.com.
TEN-YEAR PRIVILEGE. After ten years in the Fund, you may convert Investor Shares into Admiral Shares if your account balance in the Fund is at least $50,000 and you are registered with Vanguard.com.
     Registered users of Vanguard.com may request a tenure conversion online. Or you may contact Vanguard by telephone or mail to request this transaction.

CONVERSIONS INTO INSTITUTIONAL SHARES
You may convert Investor Shares or Admiral Shares of Vanguard Total Bond Market Index Fund into Institutional Shares of the same Fund, provided that your account balance in the Fund is at least $10 million. The Fund's Institutional Shares are offered through a separate prospectus. Please contact Vanguard's Institutional Division for more information.

MANDATORY CONVERSIONS INTO INVESTOR SHARES
If an investor no longer meets the requirements for Admiral Shares, the Fund may convert the investor's Admiral Shares into Investor Shares. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares.


REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.
BY WRITING A CHECK: If you've established the checkwriting service on your account, you can redeem shares by writing a check for $250 or more. BY FUND
EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.

YOUR REDEMPTION PRICE

You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular

37

trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date. There are two exceptions to this rule: (1) If you redeem shares by writing a check against your account, the shares will stop earning dividends on the day that your check posts to your account; and (2) For money market funds only, if you redeem shares with a same-day wire request before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, the shares will stop earning dividends that same day.

TYPES OF REDEMPTIONS
^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.

^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000.

Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day. Bond
Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.

^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.

^SHARE CERTIFICATES. If share certificates have been issued for your account, those shares cannot be redeemed until you return the certificates (unsigned) to Vanguard by registered mail. For the correct address, see Contacting Vanguard. ^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.
^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).
^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.


EXCHANGING SHARES

All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

39

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:

- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)

- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

 For ALL OTHER VANGUARD FUNDS, the following limits generally apply:
- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.
-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Also, in the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.

OTHER RULES YOU SHOULD KNOW

VANGUARD.COM/(R)/
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and 4 p.m., Eastern time on business days: the U.S. Stock

Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, Inter national Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing. ^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a personal identification number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.
^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.
^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
-    The fund name and account number.
-    The amount of the transaction (in dollars, shares, or percent).

-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

41

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.

RESPONSIBILITY FOR FRAUD
Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.

UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS
You may purchase or sell Investor Shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. HOWEVER, ACCESS TO ADMIRAL SHARES THROUGH A FINANCIAL INTERMEDIARY IS RESTRICTED. PLEASE CONSULT YOUR FINANCIAL INTERMEDIARY TO DETERMINE WHETHER ADMIRAL SHARES ARE AVAILABLE THROUGH THAT FIRM.
     If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.

LOW-BALANCE ACCOUNTS
All   Vanguard   funds   reserve   the  right  to  close   any   investment-only
retirement-plan account or any nonretirement account whose balance falls below the minimum initial investment. If a fund has a redemption fee, that fee will apply to shares redeemed upon closure of the account.
     Vanguard deducts a $10 fee in June from each nonretirement account whose balance at that time is below $2,500 ($500 for Vanguard/(R)/ STAR(TM) Fund). The fee can be waived if your total Vanguard account assets are $50,000 or more.

FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.

PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.

ANNUAL AND SEMIANNUAL REPORTS
Financial reports about Vanguard Bond Index Funds will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Funds:
-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Funds' holdings.
     To keep each Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

43

CONTACTING VANGUARD


ONLINE VANGUARD.COM
- Your best source of Vanguard news n For fund, account, and service information
- For most account transactions n For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire
-    Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

ADMIRAL SERVICE CENTER
1-888-237-9949
-    For Admiral account information
-    For most Admiral transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:
The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBERS
Please use the specific fund number when contacting us about:
     Vanguard Total Bond Market Index Fund--84 (Investor Shares) or 584 (Admiral Shares)
     Vanguard Short-Term Bond Index Fund--132 (Investor Shares) or 5132 (Admiral Shares)
     Vanguard Intermediate-Term Bond Index Fund--314 (Investor Shares) or 5314 (Admiral Shares)

     Vanguard Long-Term Bond Index Fund--522 (Investor Shares only)






The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, STAR, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION

Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.

INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.

MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                          THE VANGUARD GROUP (R)
                                                            Post Office Box 2600
                                                     Valley Forge, PA 19482-2600


FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2600
VALLEY FORGE, PA 19482-2600

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM
If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                           file number: 811-4681

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     P084 042003

VANGUARD(R) BOND INDEX FUNDS
Investor Shares for Participants . April 28, 2003

BOND
PROSPECTUS

This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.

[GRAPHIC]

                                           VANGUARD TOTAL BOND MARKET INDEX FUND
                                             VANGUARD SHORT-TERM BOND INDEX FUND
                                      VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
                                              VANGUARD LONG-TERM BOND INDEX FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP(R)

VANGUARD BOND INDEX FUNDS
Investor Shares
Participant Prospectus
April 28, 2003



--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market
    Index Fund
    4 Vanguard Short-Term Bond
      Index Fund
    7 Vanguard Intermediate-Term Bond
      Index Fund
   10 Vanguard Long-Term Bond
      Index Fund
 13 MORE ON THE FUNDS
 20 THE FUNDS AND VANGUARD
 21 INVESTMENT ADVISER
 21 DIVIDENDS, CAPITAL GAINS,
    AND TAXES
 22 SHARE PRICE
 22 FINANCIAL HIGHLIGHTS
 26 INVESTING WITH VANGUARD
 27 ACCESSING FUND INFORMATION
    BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------





--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This  prospectus   offers  the  Funds'  Investor  Shares  and  is  intended  for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
--------------------------------------------------------------------------------

1

AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?


Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds simply attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run, -compared with actively managed funds. They have little or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.



INDEX FUNDS IN THIS PROSPECTUS


Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about the four
Vanguard Bond Index Funds. Three of these Funds seek to track a particular segment of the U.S. bond market; the fourth Fund seeks to track the entire investment-grade U.S. bond market.



------------------------------------------------------------------------
FUND                                          SEEKS TO TRACK
------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund         The overall bond market
Vanguard Short-Term Bond Index Fund           Short-term bonds
Vanguard Intermediate-Term Bond Index Fund    Intermediate-term bonds
Vanguard Long-Term Bond Index Fund            Long-term bonds
------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds and mortgage-backed securities.

3

- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
             ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1993  9.68%
                        1994 -2.66
                        1995 18.18
                        1996  3.58
                        1997  9.44
                        1998  8.58
                        1999 -0.76
                        2000 11.39
                        2001  8.43
                        2002  8.26
      ----------------------------------------------------
 During the periods shown in the bar chart, the highest return for a calendar quarter was 6.01% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.71% (quarter ended March 31, 1994).




--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                     1 YEAR  5 YEARS   10 YEARS
--------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund Investor Shares  8.26%    7.10%      7.26%
Lehman Brothers Aggregate Bond Index                  10.26     7.55      7.51
--------------------------------------------------------------------------------




FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.20%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.22%

*A portfolio transaction fee of 0.18% may apply to aggregate purchases of more than $500 million by a single investor.

     4 The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



---------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $23          $71        $124         $280
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBd
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          84

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937108
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBMFX
December 11, 1986

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$25 billion
--------------------------------------------------------------------------------





FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a market-weighted bond index with a short- term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 5 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings.

5

Under normal circumstances, the Fund's dollar-weighted average maturity is not expected to exceed 3 years. As of December 31, 2002, the Fund's dollar-weighted average maturity was 2.5 years, and that of its Index was 2.6 years.For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.
      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1995 12.88%
                        1996  4.55
                        1997  7.04
                        1998  7.63
                        1999  2.08
                        2000  8.84
                        2001  8.88
                        2002  6.10
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 3.96% (quarter ended March 31, 1995), and the lowest return for a quarter was -0.12% (quarter ended March 31, 1996).

--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                         MAR. 1,
                                                     1 YEAR  5 YEARS       1994*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund Investor Shares    6.10%    6.68%      6.46%
Lehman Brothers 1-5 Year Government/Credit Index       8.12     7.12      6.76
--------------------------------------------------------------------------------
*Inception of the Fund's Investor Shares.
--------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Inves tor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.


      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.19%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.21%





*A portfolio transaction fee of 0.15% may apply to aggregate purchases of more than $100 million by a single investor.


     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.




   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
     $22         $68       $118         $268
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.

7


--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    STBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          132

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937207
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBISX
March 1, 1994

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.3 billion
--------------------------------------------------------------------------------





FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES

The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.

- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.

- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Investor Shares has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                      ANNUAL TOTAL RETURNS--INVESTOR SHARES
[BAR CHART]
                        1995 21.07%
                        1996  2.55
                        1997  9.41
                        1998 10.09
                        1999 -3.00
                        2000 12.78
                        2001  9.27
                        2002 10.85
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 7.37% (quarter ended June 30, 1995), and the lowest return for a quarter was -2.52% (quarter ended March 31, 1996).




--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
-------------------------------------------------------------------------------
                                                                           SINCE
                                                                         MAR. 1,
                                                     1 YEAR  5 YEARS       1994*
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Bond Index Fund
  Investor Shares                                     10.85%    7.85%     7.69%
Lehman Brothers 5-10 Year Government/Credit Index     13.03     8.15      7.91
--------------------------------------------------------------------------------
*Inception of the Fund's Investor Shares.
--------------------------------------------------------------------------------

9
FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Investor Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.19%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.21%

*A portfolio transaction fee of 0.23% may apply to aggregate purchases of more than $100 million by a single investor.


     The following example is intended to help you compare the cost of investing in the Fund's Investor Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $22          $68         $118         $268
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    ITBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          314

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937306
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBIIX
March 1, 1994

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.1 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) LONG-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE
The Fund seeks to track the performance of a market-weighted bond index with a long- term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Long Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of greater than 10 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 10 and 20 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:

- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be high for the Fund because it invests mainly in long-term bonds, whose prices are much more sensitive to interest rate changes than are the prices of shorter-term bonds.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund has varied from one calendar year to another over the periods shown. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

11

      ----------------------------------------------------
                              ANNUAL TOTAL RETURNS
[BAR CHART]
                        1995 29.72%
                        1996 -0.26
                        1997 14.30
                        1998 11.98
                        1999 -7.85
                        2000 16.64
                        2001  8.17
                        2002 14.35
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 10.26% (quarter ended June 30, 1995), and the lowest return for a quarter was -6.17% (quarter ended March 31, 1996).



--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                          SINCE
                                                                         MAR. 1,
                                                     1 YEAR  5 YEARS      1994*
--------------------------------------------------------------------------------
Vanguard Long-Term Bond Index Fund                    14.35%    8.28%      8.77%
Lehman Brothers Long Government/Credit Index          14.81     8.11       8.75
--------------------------------------------------------------------------------
*Inception of the Fund.
--------------------------------------------------------------------------------



FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.



      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.19%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.21%

*A portfolio transaction fee of 0.21% may apply to aggregate purchases of more than $25 million by a single investor.


     The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
  $22           $68        $118          $268
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    LTBond
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          522

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937405
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBLTX
March 1, 1994

NET ASSETS AS OF DECEMBER 31, 2002
$794 million
--------------------------------------------------------------------------------

13

MORE ON THE FUNDS
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Each Fund's policy of investing at least 80% of its assets in bonds that are part of the target index may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                        THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $977       $1,024       $955        $1,048
Intermediate-Term (10 years)     926        1,082        858         1,172
Long-Term (20 years)             884        1,137        786         1,299
------------------------------------------------------------------------------
*Assuning a 5% yield.
--------------------------------------------------------------------------------


     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the
value                   of                   their                   investment.
--------------------------------------------------------------------------------


     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] THE TOTAL BOND  MARKET  INDEX FUND IS SUBJECT TO CALL RISK,  WHICH IS THE
     CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

 Because the Total Bond Market Index Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE.

15


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by
the                             adviser's                              analysis.
--------------------------------------------------------------------------------




     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. While still low, credit risk for the Total Bond Market Index Fund and the Short-Term Bond Index Fund will increase relative to their respective indexes to the extent that these funds substitute nongovernment bonds for government bonds. Corporate substitutions are limited to 10% of each Fund's assets, and will have credit ratings of A- or above. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of December 31, 2002.




--------------------------------------------------------------
                                 AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa1            Aaa
Intermediate-Term Bond Index        Aa2            Aa2
Long-Term Bond Index                Aa1            Aa1
-------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF ITS INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

     To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by a Fund may suffer a substantial decline in credit quality and market value because of a corporate restructuring or another corporate event.
     The Funds are generally managed without regard to tax ramifications. To help you distinguish among the Funds and their various risks, a summary table is provided below.



--------------------------------------------------------------------------------
                                          RISKS OF THE FUNDS
                        --------------------------------------------------------
                                                                           INDEX
                          INCOME   INTEREST   CALL/PREPAYMENT  CREDIT   SAMPLING
FUND                       RISK   RATE RISK       RISK          RISK        RISK
--------------------------------------------------------------------------------
Total Bond Market Index   Moderate  Moderate      Moderate       Low        Low
Short-Term Bond Index     High      Low           Low            Low        Low
Intermediate-Term Bond
 Index                    Moderate  Moderate      Low            Low        Low
Long-Term Bond Index      Low       High          Low            Low        Low
--------------------------------------------------------------------------------

SECURITY SELECTION

     INDEX SAMPLING STRATEGY. Because it would be very expensive and inefficient to buy and sell all securities held in their target indexes, each Fund uses index "sampling" techniques to select securities. Using sophisticated computer programs, each Fund selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include duration, cash flow, quality, and callability of the underlying bonds. In addition, each Fund keeps industry sector and sub-sector exposure within tight boundaries compared to that of its target index. Since the Funds do not hold all issues in their target indexes--which is a different indexing strategy called "replication"--some of the issues (and issuers) that are held will likely be overweighted (or underweighted) as compared with the target indexes. The maximum overweight (or underweight) is constrained at the issuer level with the goal of producing a well-diversified credit portfolio.
     The following table shows the number of bonds held by each Fund, as well as the number of bonds in each Fund's target index, as of December 31, 2002.


      -------------------------------------------------------------
                                    NUMBER OF   NUMBER OF BONDS IN
      FUND                          BONDS HELD     TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index         1,059          6,918
      Short-Term Bond Index             363          2,166
      Intermediate-Term Bond Index      342          1,399
      Long-Term Bond Index              251          1,268
      ------------------------------------------------------------

     CORPORATE SUBSTITUTION. As part of the index sampling process, the Total Bond Market Index Fund and the Short-Term Bond Index Fund have the flexibility to overweight nongovernment bonds relative to their representation in the target index. When implemented, this involves substituting nongovernment bonds for government bonds with the same maturity. This strategy, which we call "corporate substitution," may increase a Fund's income, but it will also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Total Bond Market Index Fund and the Short-Term Bond Index Fund limit corporate substitutions to bonds with less than 5 years until maturity and, generally, credit quality of A or better. In addition, these Funds limit corporate substitutions to a maximum of 10% of their respective net assets.
     TYPES OF BONDS. Each Fund's target index is actually a subset of the Lehman Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     As of December 31, 2002, each Fund was composed of the following types of bonds:

----------------------------------------------------------------------------------
                                                             INTERNATIONAL
                              U.S.                MORTGAGE-     DOLLAR-
                           GOVERNMENT  CORPORATE  BACKED      DENOMINATED    TOTAL
----------------------------------------------------------------------------------

Total Bond Market Index Fund  25.6%      34.6%      36.4%         3.4%       100%
Short-Term Bond Index Fund    58.7       35.5       0.0           5.8        100
Intermediate-Term Bond
 Index Fund                   44.2       50.0       0.0           5.8        100
Long-Term Bond Index Fund     61.1       34.2       0.0           4.7        100
----------------------------------------------------------------------------------

17

 An explanation of each type of bond follows.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. For purposes of the above table, corporate bonds include securities that are backed by a pool of underlying assets (asset-backed securities) or commercial mortgages (commercial mortgage-backed bonds). Each Fund expects to purchase only investment-grade corporate bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pass through both interest and principal from underlying mortgages as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association
     (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.
          The Total Bond Market Index Fund may also invest in conventional mortgage-backed securities--which are packaged by private corporations and are not guaranteed by the U.S. government--and enter into mortgage-dollar-roll transactions. In a mortgage-dollar-roll transaction, the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase the Fund's portfolio turnover rate. Mortgage dollar rolls will be used only to the extent that they are consistent with the Fund's investment objective and risk profile.
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that they own foreign bonds, the Funds are subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Funds are not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------




OTHER INVESTMENT POLICIES AND RISKS
Each Fund will invest at least 80% of its assets in bonds held in the target index. Up to 20% of each Fund's assets may be used to purchase nonpublic, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. Subject to the same 20% limit, the Short-, Intermediate-, and Long-Term Bond Index Funds may also purchase other securities that are outside of their target indexes. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


     The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

19

     The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic
effect             on             a             fund's              performance.
--------------------------------------------------------------------------------




COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

                                                                          20
TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic bond index funds was approximately 101%; for all domestic bond funds, the average turnover rate was approximately 115%, according to Morningstar, Inc.
--------------------------------------------------------------------------------


THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

21

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Fixed Income Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers or underwriters to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. If more than one broker-dealer or underwriter can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker-dealer or underwriter who, in addition to providing transaction services, will provide research services to the adviser.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

 The managers primarily responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. He also served as manager for the Short-Term and Long- Term Bond Index Funds from their inception in 1994 until 1998. Education:
B.S., University of Illinois; M.B.A., University of Chicago.

CHRISTOPHER W. ALWINE, CFA, Principal of Vanguard. He has worked in investment management for Vanguard since 1991 and has managed portfolio investments since 1996. He assumed the role of manager for the Short-Term and Long-Term Bond Index Funds effective October 2002. He previously served as manager for these Funds from 1998 through 1999. Education: B.B.A., Temple University; M.S., Drexel University.
--------------------------------------------------------------------------------





DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year.
     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------





SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.

FINANCIAL HIGHLIGHTS


The following financial highlights tables are intended to help you understand the Investor Shares' financial performance for the periods shown, and certain information reflects financial results for a single Investor Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Investor Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

23


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLES

This explanation uses the Total Bond Market Index Fund's Investor Shares as an example. The Investor Shares began fiscal year 2002 with a net asset value (price) of $10.15 per share. During the year, each Investor Share earned $0.572 from investment income (interest), and $0.239 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.581 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $10.38, reflecting earnings of $0.811 per share and distributions of $0.581 per share. This was an increase of $0.23 per share (from $10.15 at the beginning of the year to $10.38 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 8.26% for the year.

As of December 31, 2002, the Investor Shares had $16.7 billion in net assets. For the year, the expense ratio was 0.22% ($2.20 per $1,000 of net assets), and the net investment income amounted to 5.63% of average net assets. The Fund sold and replaced securities valued at 75% of its net assets.
--------------------------------------------------------------------------------

TOTAL BOND MARKET INDEX FUND INVESTOR SHARES
=================================================================================================================
                                                                             YEAR ENDED DECEMBER 31,
FOR A SHARE OUTSTANDING                                       ---------------------------------------------------
THROUGHOUT EACH PERIOD                                        2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15      $ 9.96       $9.56      $10.27     $10.09
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .572        .632        .648        .617       .624
  Net Realized and Unrealized Gain (Loss) on Investments     .239        .190        .400       (.695)      .218
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .811        .822       1.048       (.078)      .842
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.570)      (.632)      (.648)      (.617)     (.624)
  Distributions from Realized Capital Gains                 (.011)         --          --       (.015)     (.038)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.581)      (.632)      (.648)      (.632)     (.662)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38      $10.15       $9.96       $9.56     $10.27
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                8.26%       8.43%      11.39%      -0.76%      8.58%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                     $16,676     $14,116     $11,180      $9,477     $7,765
  Ratio of Total Expenses to Average Net Assets              0.22%       0.22%       0.22%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.63%       6.21%       6.72%       6.26%      6.10%
  Portolio Turnover Rate                                       75%         67%         53%         55%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

SHORT-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.19       $9.96       $9.73      $10.10     $10.00
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .452        .568        .601        .539       .574
  Net Realized and Unrealized Gain (Loss) on Investments     .152        .299        .230       (.336)      .168
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .604        .867        .831        .203       .742
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.452)      (.568)      (.601)      (.539)     (.574)
  Distributions from Realized Capital Gains                 (.022)      (.069)         --       (.034)     (.068)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.474)      (.637)      (.601)      (.573)     (.642)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.32      $10.19       $9.96      $ 9.73     $10.10
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                                6.10%       8.88%       8.84%       2.08%      7.63%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $2,553      $1,680      $1,287      $1,156       $709
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       4.37%       5.45%       6.16%       5.48%      5.68%
  Portfolio Turnover Rate                                     139%        156%         74%        108%       112%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.



INTERMEDIATE-TERM BOND INDEX FUND INVESTOR SHARES
-----------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
                                                             ----------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28      $10.02       $9.51      $10.48     $10.20
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .597        .651        .654        .628       .647
  Net Realized and Unrealized Gain (Loss) on Investments     .478        .260        .510       (.936)      .353
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.075        .911       1.164       (.308)     1.000
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.597)      (.651)      (.654)      (.628)     (.647)
  Distributions from Realized Capital Gains                 (.008)         --          --       (.034)     (.073)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.605)      (.651)      (.654)      (.662)     (.720)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75      $10.28      $10.02       $9.51     $10.48
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               10.85%       9.28%      12.78%      -3.00%     10.09%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $2,415      $2,096      $1,642      $1,449     $1,102
  Ratio of Total Expenses to Average Net Assets              0.21%       0.21%       0.21%       0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets       5.75%       6.33%       6.83%       6.33%      6.23%
  Portfolio Turnover Rate                                     141%        135%         81%        120%        77%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

25


LONG-TERM BOND INDEX FUND
-----------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.83      $10.66       $9.77      $11.32     $10.78
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .658        .683        .679        .662       .666
  Net Realized and Unrealized Gain (Loss) on Investments     .840        .170        .890      (1.531)      .588
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                        1.498        .853       1.569       (.869)     1.254
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.658)      (.683)      (.679)      (.662)     (.666)
  Distributions from Realized Capital Gains                    --          --          --       (.019)     (.048)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.658)      (.683)      (.679)      (.681)     (.714)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $11.67      $10.83      $10.66       $9.77     $11.32
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN*                                               14.35%       8.17%      16.64%      -7.85%     11.98%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $794        $542        $417        $313       $210
  Ratio of Total Expenses to Average Net Assets             0.21%       0.21%      0.21%        0.20%      0.20%
  Ratio of Net Investment Income to Average Net Assets      5.92%       6.30%      6.71%        6.39%      6.01%
  Portfolio Turnover Rate                                    141%        107%        56%          61%        57%
=================================================================================================================

*Total returns do not reflect the $10 annual account maintenance fee applied on balances under $10,000.

                                                                          26
INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS

Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.
     You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.


EXCHANGES


The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

27
 Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.


ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM
Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.


The Vanguard Group, Vanguard, Plain Talk, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

                     (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION

Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.


INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.


MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                          THE VANGUARD GROUP (R)
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus.

To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.


                                                   Funds' Investment Company Act
                                                          file numbers: 811-4681

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I084 042003

VANGUARD(R) BOND INDEX FUNDS
Admiral Shares for Participants . April 28, 2003

BOND
PROSPECTUS

This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.

[GRAPHIC]

                                           VANGUARD TOTAL BOND MARKET INDEX FUND
                                             VANGUARD SHORT-TERM BOND INDEX FUND
                                      VANGUARD INTERMEDIATE-TERM BOND INDEX FUND

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP(R)

VANGUARD BOND INDEX FUNDS
Admiral Shares

Participant Prospectus
April 28, 2003


--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------

  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILES
    2 Vanguard Total Bond Market
    Index Fund
    5 Vanguard Short-Term Bond
    Index Fund
    8 Vanguard Intermediate-Term Bond Index Fund
 11 MORE ON THE FUNDS
 18 THE FUNDS AND VANGUARD
 19 INVESTMENT ADVISER
 19 DIVIDENDS, CAPITAL GAINS, AND TAXES
 20 SHARE PRICE
 20 FINANCIAL HIGHLIGHTS
 23 INVESTING WITH VANGUARD
 24 ACCESSING FUND INFORMATION BY COMPUTER

 GLOSSARY (inside back cover)
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with each Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether a Fund is the right investment for you. We suggest that you keep this prospectus for future reference.

This prospectus offers the Funds' Admiral Shares and is intended for participants in employer-sponsored retirement or savings plans. Another version--for investors who would like to open a personal investment account--can be obtained by calling Vanguard at 1-800-662-7447.
-------------------------------------------------------------------------------

1
AN INTRODUCTION TO INDEX FUNDS


WHAT IS INDEXING?

Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.

An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds simply attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.


Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have little or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.


INDEX FUNDS IN THIS PROSPECTUS


Vanguard offers a variety of stock (both U.S. and international), bond, and balanced index funds. This prospectus provides information about three Vanguard Bond Index Funds. Two of these Funds seek to track a particular segment of the U.S. bond market; the third Fund seeks to track the entire investment-grade U.S. bond market.



------------------------------------------------------------------------
FUND                                          SEEKS TO TRACK
------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund         The overall bond market
Vanguard Short-Term Bond Index Fund           Short-term bonds
Vanguard Intermediate-Term Bond Index Fund    Intermediate-term bonds
------------------------------------------------------------------------

     On the following pages, you'll find profiles that summarize the key features of each Fund. Following the profiles, there is important additional information about the Funds.

FUND PROFILE--
VANGUARD(R) TOTAL BOND MARKET INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds and mortgage backed securities.

3
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
                ANNUAL TOTAL RETURN--ADMIRAL SHARES
[BAR CHART]
                        2002  8.32%

      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 3.73% (quarter ended September 30, 2002), and the lowest return for a quarter was 0.08% quarter ended March 31, 2002).]




--------------------------------------------------------------------------------
       AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                        NOV. 12,
                                                             1 YEAR        2001*
--------------------------------------------------------------------------------
Vanguard Total Bond Market Index Fund Admiral Shares           8.32%       5.41%
Lehman Brothers Aggregate Bond Index                          10.26        7.02
--------------------------------------------------------------------------------
*Inception of the Fund's Admiral Shares.
--------------------------------------------------------------------------------

                                                                           4
FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.15%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.17%

*A portfolio transaction fee of 0.18% may apply to aggregate purchases of more than $500 million by a single investor.



     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.
--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
    $17         $55        $96         $217
--------------------------------------------------


     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    TotBdAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          584

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937603
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBTLX
Investor Shares--December 11, 1986
Admiral Shares--November 12, 2001

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$25 billion
--------------------------------------------------------------------------------

5

FUND PROFILE--
VANGUARD(R) SHORT-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a market-weighted bond index with a short- term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 1-5 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities of between 1 and 5 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. Under normal circumstances, the Fund's dollar-weighted average maturity is not expected to exceed 3 years. As of December 31, 2002, the Fund's dollar-weighted average maturity was 2.5 years, and that of its Index was 2.6 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.

PRIMARY RISKS
The Fund is designed as a low-risk investment, but you could still lose money by investing in it. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be low for the Fund because it invests mainly in short-term bonds, whose prices are much less sensitive to interest rate changes than are the prices of longer-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally high for short-term bond funds, so investors should expect the Fund's monthly income to fluctuate.

- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

                                                                           6
PERFORMANCE/RISK INFORMATION

The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

      ----------------------------------------------------
               ANNUAL TOTAL RETURN--ADMIRAL SHARES
[BAR CHART]
                        2002  6.15%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 2.80% (quarter ended September 30, 2002), and the lowest return for a quarter was -0.04% (quarter ended March 31, 2002).



--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                        NOV. 12,
                                                              1 YEAR       2001*
--------------------------------------------------------------------------------
Vanguard Short-Term Bond Index Fund Admiral Shares             6.15%       4.40%
Lehman Brothers 1-5 Year Government/Credit Index               8.12        6.26
--------------------------------------------------------------------------------
*Inception of the Fund's Admiral Shares.
--------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.14%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.16%

*A portfolio transaction fee of 0.15% may apply to aggregate purchases of more than $100 million by a single investor.

7

     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $16            $52          $90           $205
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    STBondAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          5132

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937702
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBIRX
Investor Shares--March 1, 1994
Admiral Shares--November 12, 2001

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.3 billion
--------------------------------------------------------------------------------

FUND PROFILE--
VANGUARD(R) INTERMEDIATE-TERM BOND INDEX FUND


INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a market-weighted bond index with an intermediate-term dollar-weighted average maturity.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers 5-10 Year Government/Credit Index. This Index includes all medium and larger issues of U.S. government, investment-grade corporate, and investment-grade international dollar-denominated bonds that have maturities between 5 and 10 years and are publicly issued.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.


PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows the performance of the Fund's Admiral Shares in their first full calendar year. The table shows how the average annual total returns compare with those of the Fund's target index. Keep in mind that the Fund's past performance does not indicate how it will perform in the future.

9

      ----------------------------------------------------
              ANNUAL TOTAL RETURNS--ADMIRAL SHARES
[BAR CHART]
                        2002 10.91%
      ----------------------------------------------------

     During the period shown in the bar chart, the highest return for a calendar quarter was 5.78% (quarter ended September 30, 2002), and the lowest return for a quarter was -0.66% (quarter ended March 31, 2002).




--------------------------------------------------------------------------------
      AVERAGE ANNUAL TOTAL RETURNS FOR PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                           SINCE
                                                                        NOV. 12,
                                                             1 YEAR        2001*
--------------------------------------------------------------------------------
Vanguard Intermediate-Term Bond Index Fund Admiral Shares     10.91%       6.96%
Lehman Brothers 5-10 Year Government/Credit Index             13.03        9.33
--------------------------------------------------------------------------------
*Inception of the Fund's Admiral Shares.
--------------------------------------------------------------------------------



FEES AND EXPENSES

The following table describes the fees and expenses you may pay if you buy and hold Admiral Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.

      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                     None

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.14%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.16%

*A portfolio transaction fee of 0.23% may apply to aggregate purchases of more than $100 million by a single investor.


     The following example is intended to help you compare the cost of investing in the Fund's Admiral Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.

---------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $16          $52         $90          $205
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        NEWSPAPER ABBREVIATION
Dividends are declared daily and distributed on    ITBondAdml
the first business day of each month; capital
gains, if any, are distributed annually in         VANGUARD FUND NUMBER
December.                                          5314

INVESTMENT ADVISER                                 CUSIP NUMBER
The Vanguard Group, Valley Forge, Pa.,             921937801
since inception
                                                   TICKER SYMBOL
INCEPTION DATE                                     VBILX
Investor Shares--March 1, 1994
Admiral Shares--November 12, 2001

NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$3.1 billion
--------------------------------------------------------------------------------

11

MORE ON THE FUNDS

This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that each Fund uses in pursuit of its objective. The Funds' board of trustees, which oversees the Funds' management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. Each Fund's policy of investing at least 80% of its assets in bonds that are part of the target index may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE
The Funds invest mainly in bonds. As a result, they are subject to certain risks.

[FLAG] EACH FUND IS SUBJECT TO INTEREST RATE RISK, WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE LOW FOR SHORT-TERM BOND FUNDS, MODERATE FOR INTERMEDIATE-TERM BOND FUNDS, AND HIGH FOR LONG-TERM BOND FUNDS.

     Changes in interest rates can affect bond income as well as bond prices.

[FLAG] EACH FUND IS SUBJECT TO INCOME RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK IS GENERALLY GREATEST FOR SHORT-TERM BOND FUNDS AND LEAST FOR LONG-TERM BOND FUNDS.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.

12

     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.



--------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                        THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $977       $1,024       $955        $1,048
Intermediate-Term (10 years)     926        1,082        858         1,172
Long-Term (20 years)             884        1,137        786         1,299
------------------------------------------------------------------------------
*Assuning a 5% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or any Fund in particular.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
--------------------------------------------------------------------------------


     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] THE TOTAL BOND  MARKET  INDEX FUND IS SUBJECT TO CALL RISK,  WHICH IS THE
     CHANCE THAT DURING PERIODS OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

     Because the Total Bond Market Index Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for the Fund is moderate.

[FLAG] EACH FUND IS SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE.

13

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY

A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by
the                             adviser's                              analysis.
--------------------------------------------------------------------------------




     The credit quality of each Fund is expected to be very high, and thus credit risk should be low. While still low, credit risk for the Total Bond Market Index Fund and the Short-Term Bond Index Fund will increase relative to their respective indexes to the extent that these funds substitute nongovernment bonds for government bonds. Corporate substitutions are limited to 10% of each Fund's assets, and will have credit ratings of A- or above. The following table shows the dollar-weighted average credit quality of each Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., as of December 31, 2002.




-------------------------------------------------------------
                                 AVERAGE CREDIT QUALITY
                              -------------------------------
FUND                          FUND'S HOLDINGS   TARGET INDEX
-------------------------------------------------------------
Total Bond Market Index             Aa1            Aaa
Short-Term Bond Index               Aa1            Aaa
Intermediate-Term Bond Index        Aa2            Aa2
-------------------------------------------------------------




[FLAG] EACH FUND IS SUBJECT TO INDEX SAMPLING RISK, WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF ITS INDEX. INDEX SAMPLING RISK FOR EACH FUND SHOULD BE LOW.

     To a limited extent, the Funds are also exposed to event risk, which is the chance that corporate fixed income securities held by a Fund may suffer a substantial decline in credit quality and market value because of a corporate restructuring or another corporate event.
     The Funds are generally managed without regard to tax ramifications

     To help you distinguish among the Funds and their various risks, a summary table is provided below.



--------------------------------------------------------------------------------
                                          RISKS OF THE FUNDS
                        --------------------------------------------------------
                                                                           INDEX
                          INCOME   INTEREST   CALL/PREPAYMENT  CREDIT   SAMPLING
FUND                       RISK   RATE RISK       RISK          RISK        RISK
--------------------------------------------------------------------------------
Total Bond Market Index   Moderate  Moderate      Moderate       Low        Low
Short-Term Bond Index     High      Low           Low            Low        Low
Intermediate-Term Bond
 Index                    Moderate  Moderate      Low            Low        Low
--------------------------------------------------------------------------------

                                                                          14
SECURITY SELECTION


     INDEX SAMPLING STRATEGY. Because it would be very expensive and inefficient to buy and sell all securities held in their target indexes, each Fund uses index "sampling" techniques to select securities. Using sophisticated computer programs, each Fund selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include duration, cash flow, quality, and callability of the underlying bonds. In addition, each Fund keeps industry sector and sub-sector exposure within tight boundaries compared to that of its target index. Since the Funds do not hold all issues in their target indexes--which is a different indexing strategy called "replication"--some of the issues (and issuers) that are held will likely be overweighted (or underweighted) as compared with the target indexes. The maximum overweight (or underweight) is constrained at the issuer level with the goal of producing a well-diversified credit portfolio.
     The following table shows the number of bonds held by each Fund, as well as the number of bonds in each Fund's target index, as of December 31, 2002.



      -------------------------------------------------------------
                                    NUMBER OF   NUMBER OF BONDS IN
      FUND                          BONDS HELD     TARGET INDEX
      ------------------------------------------------------------
      Total Bond Market Index         1,059          6,918
      Short-Term Bond Index            363           2,166
      Intermediate-Term Bond Index     342           1,399
      ------------------------------------------------------------

     CORPORATE SUBSTITUTION. As part of the index sampling process, the Total Bond Market Index Fund and the Short-Term Bond Index Fund have the flexibility to overweight nongovernment bonds relative to their representation in the target index. When implemented, this involves substituting nongovernment bonds for government bonds with the same maturity. This strategy, which we call "corporate substitution," may increase a Fund's income, but it will also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Total Bond Market Index Fund and the Short-Term Bond Index Fund limit corporate substitutions to bonds with less than 5 years until maturity and, generally, credit quality of A or better. In addition, these Funds limit corporate substitutions to a maximum of 10% of their respective net assets.
     TYPES OF BONDS. Each Fund's target index is actually a subset of the Lehman Aggregate Bond Index (except for the Total Bond Market Index Fund, whose target index is the Lehman Aggregate Bond Index). This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year. As of December 31, 2002, each Fund was composed of the following types of bonds.

----------------------------------------------------------------------------------
                                                             INTERNATIONAL
                              U.S.                MORTGAGE-     DOLLAR-
                           GOVERNMENT  CORPORATE  BACKED      DENOMINATED    TOTAL
----------------------------------------------------------------------------------

Total Bond Market Index Fund  25.6%      34.6%      36.4%         3.4%       100%
Short-Term Bond Index Fund    58.7       35.5       0.0           5.8        100
Intermediate-Term Bond
 Index Fund                   44.2       50.0       0.0           5.8        100
----------------------------------------------------------------------------------

15

 An explanation of each type of bond follows.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.
- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. For purposes of the above table, corporate bonds include securities that are backed by a pool of underlying assets (asset-backed securities) or commercial mortgages (commercial mortgage-backed bonds). Each Fund expects to purchase only investment-grade corporate bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pass through both interest and principal from underlying mortgages as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association
     (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.
          The Total Bond Market Index Fund may also invest in conventional mortgage-backed securities--which are packaged by private corporations and are not guaranteed by the U.S. government--and enter into mortgage-dollar-roll transactions. In a mortgage-dollar-roll transaction, the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase the Fund's portfolio turnover rate. Mortgage dollar rolls will be used only to the extent that they are consistent with the Fund's investment objective and risk profile.
- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that they own foreign bonds, the Funds are subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Funds are not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------




OTHER INVESTMENT POLICIES AND RISKS

Each Fund will invest at least 80% of its assets in bonds held in the target index. Up to 20% of each Fund's assets may be used to purchase nonpublic, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target indexes. Subject to the same 20% limit, the Short- and Intermediate-Term Bond Index Funds may also purchase other securities that are outside of their target indexes. Each Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.


[FLAG] EACH FUND MAY INVEST,  TO A LIMITED EXTENT,  IN DERIVATIVES.  DERIVATIVES
     MAY INVOLVE RISKS DIFFERENT FROM, AND POSSIBLY GREATER THAN, THOSE OF TRADITIONAL INVESTMENTS.


     The Funds may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial--in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Funds will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. Each Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which a Fund may invest in futures include:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.

17

     The Funds may also invest in relatively conservative classes of collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic
effect             on             a             fund's              performance.
--------------------------------------------------------------------------------



COSTS AND MARKET-TIMING

Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it.
Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.
-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions.

See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

                                                                          18
TURNOVER RATE
Although the Funds normally seek to invest for the long term, each Fund may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Funds. A turnover rate of 100%, for example, would mean that a Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE


Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic bond index funds was approximately 101%; for all domestic bond funds, the average turnover rate was approximately 115%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUNDS AND VANGUARD


Each Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

19
INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Funds through its Fixed Income Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Funds on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Funds.
     For the fiscal year ended December 31, 2002, the advisory expenses represented an effective annual rate of 0.01% of each Fund's average net assets.
     The adviser is authorized to choose broker-dealers or underwriters to handle the purchase and sale of the Funds' securities and to seek to obtain the best available price and most favorable execution for all transactions. If more than one broker-dealer or underwriter can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker-dealer or underwriter who, in addition to providing transaction services, will provide research services to the adviser.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUNDS' ADVISER

The managers primarily responsible for overseeing the Funds' investments are:

IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Total Bond Market Index Fund since joining Vanguard in 1992 and the Intermediate-Term Bond Index Fund since its inception in 1994. He also served as manager for the Short-Term Bond Index Fund from its inception in 1994 until 1998. Education: B.S., University of Illinois; M.B.A., University of Chicago.

CHRISTOPHER W. ALWINE, CFA, Principal of Vanguard. He has worked in investment management for Vanguard since 1991 and has managed portfolio investments since 1996. He assumed the role of manager for the Short-Term Bond Index Fund effective October 2002. He previously served as manager for this Fund from 1998 through 1999. Education: B.B.A., Temple University; M.S., Drexel University.
--------------------------------------------------------------------------------



DIVIDENDS, CAPITAL GAINS, AND TAXES


Each Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year.
     Your  distributions  will be  reinvested  in  additional  Fund  shares  and accumulate on a tax-deferred basis if you are investing through an employer-sponsored retirement or savings plan. You will not owe taxes on these distributions until you begin withdrawals from the plan. You should consult your plan administrator, your plan's Summary Plan Description, or your tax adviser about the tax consequences of plan withdrawals.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS


As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------





SHARE PRICE


Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights tables are intended to help you understand the Admiral Shares' financial performance for the periods shown, and certain information reflects financial results for a single Admiral Share. The total returns in each table represent the rate that an investor would have earned or lost each period on an investment in the Admiral Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with each Fund's financial statements--is included in the Funds' most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

21


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE

This explanation uses the Total Bond Market Index Fund's Admiral Shares as an example. The Admiral Shares began fiscal year 2002 with a net asset value (price) of $10.15 per share. During the year, each Admiral Share earned $0.578 per share from investment income (interest), and $0.239 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them

Shareholders received $0.587 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $10.38, reflecting earnings of $0.817 per share and distributions of $0.587 per share. This was an increase of $0.23 per share (from $10.15 at the beginning of the year to $10.38 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 8.32% for the year.

As of December 31, 2002, the Admiral Shares had $1.8 billion in net assets. For the year, the expense ratio was 0.17% ($1.70 per $1,000 of net assets), and the net investment income amounted to 5.66% of average net assets. The Fund sold and replaced securities valued at 75% of its net assets.
--------------------------------------------------------------------------------





TOTAL BOND MARKET INDEX FUND ADMIRAL SHARES
================================================================================
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15        $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .578          .082
  Net Realized and Unrealized Gain (Loss) on Investments     .239         (.290)
--------------------------------------------------------------------------------
    Total from Investment Operations                         .817         (.208)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.576)        (.082)
  Distributions from Realized Capital Gains                 (.011)           --
 -------------------------------------------------------------------------------
    Total Distributions                                     (.587)        (.082)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38        $10.15
--------------------------------------------------------------------------------

TOTAL RETURN                                                 8.32%        -2.00%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $1,805          $866
  Ratio of Total Expenses to Average Net Assets              0.17%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.66%       5.97%**
  Portfolio Turnover Rate                                      75%           67%
--------------------------------------------------------------------------------
 *Inception.
**Annualized.

SHORT-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                       YEAR ENDED    NOV. 12* TO
                                                         DEC. 31,       DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD               2002           2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $10.19         $10.44
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                     .457           .069
  Net Realized and Unrealized Gain (Loss) on Investments    .152          (.181)
--------------------------------------------------------------------------------
    Total from Investment Operations                        .609          (.112)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                     (.457)         (.069)
  Distributions from Realized Capital Gains                (.022)         (.069)
--------------------------------------------------------------------------------
    Total Distributions                                    (.479)         (.138)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $10.32         $10.19
--------------------------------------------------------------------------------

TOTAL RETURN                                                6.15%         -1.08%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                       $773           $273
  Ratio of Total Expenses to Average Net Assets             0.16%        0.17%**
  Ratio of Net Investment Income to Average Net Assets      4.37%        5.01%**
  Portfolio Turnover Rate                                    139%           156%
================================================================================
 *Inception.
**Annualized.




INTERMEDIATE-TERM BOND INDEX FUND ADMIRAL SHARES
--------------------------------------------------------------------------------
                                                        YEAR ENDED   NOV. 12* TO
                                                          DEC. 31,      DEC. 31,
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002          2001
--------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.28        $10.65
--------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .602          .085
  Net Realized and Unrealized Gain (Loss) on Investments     .478         (.370)
--------------------------------------------------------------------------------
    Total from Investment Operations                        1.080         (.285)
--------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.602)        (.085)
  Distributions from Realized Capital Gains                 (.008)           --
--------------------------------------------------------------------------------
    Total Distributions                                     (.610)        (.085)
--------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.75        $10.28
--------------------------------------------------------------------------------

TOTAL RETURN                                                10.91%        -2.68%
--------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                        $662          $348
  Ratio of Total Expenses to Average Net Assets              0.16%       0.17%**
  Ratio of Net Investment Income to Average Net Assets       5.78%       6.17%**
  Portfolio Turnover Rate                                     141%          135%
================================================================================
*Inception.
**Annualized.

23
INVESTING WITH VANGUARD

One or more of the Funds are an investment option in your retirement or savings plan. Your plan administrator or your employee benefits office can provide you with detailed information on how to participate in your plan and how to elect a Fund as an investment option.
- If you have any questions about a Fund or Vanguard, including those about a Fund's investment objective, strategies, or risks, contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188.
- If you have questions about your account, contact your plan administrator or the organization that provides recordkeeping services for your plan.

INVESTMENT OPTIONS AND ALLOCATIONS
Your plan's specific provisions may allow you to change your investment selections, the amount of your contributions, or how your contributions are allocated among the investment choices available to you. Contact your plan administrator or employee benefits office for more details.

TRANSACTIONS
Contributions, exchanges, or redemptions of a Fund's shares are processed as soon as they have been received by Vanguard in good order. Good order means that your request includes complete information on your contribution, exchange, or redemption, and that Vanguard has received the appropriate assets.

     In all cases, your transaction will be based on the Fund's next-determined net asset value (NAV) after Vanguard receives your request (or, in the case of new contributions, the next-determined NAV after Vanguard receives the order from your plan administrator). As long as this request is received before the close of trading on the New York Stock Exchange, generally 4 p.m., Eastern time, you will receive that day's NAV. This is known as your TRADE DATE.
     You begin earning dividends on the next business day after your contribution trade date. Shares continue earning dividends until the next business day after your exchange or redemption trade date.


EXCHANGES


The exchange privilege (your ability to redeem shares from one fund to purchase shares of another fund) may be available to you through your plan. Although we make every effort to maintain the exchange privilege, Vanguard reserves the right to revise or terminate this privilege, limit the amount of an exchange, or reject any exchange, at any time, without notice. Because excessive exchanges can potentially disrupt the management of the Vanguard(R) funds and increase their transaction costs, Vanguard limits participant exchange activity to no more than FOUR SUBSTANTIVE "ROUND TRIPS" THROUGH NON-MONEY-MARKET FUNDS (at least 90 days apart) during any 12-month period. A "round trip" is a redemption from a fund followed by a purchase back into the fund. "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect the management of a fund.

     Before making an exchange to or from another fund available in your plan, consider the following:
- Certain investment options, particularly funds made up of company stock or investment contracts, may be subject to unique restrictions.
- Be sure to read that fund's prospectus. Contact Vanguard's Participant Access Center, toll-free, at 1-800-523-1188 for a copy.
- Vanguard can accept exchanges only as permitted by your plan. Contact your plan administrator for details on the exchange policies that apply to your plan.


ACCESSING FUND INFORMATION BY COMPUTER

VANGUARD ON THE WORLD WIDE WEB WWW.VANGUARD.COM

Use your personal computer to visit Vanguard's education-oriented website, which provides timely news and information about Vanguard funds and services; the online Education Center that offers a variety of mutual fund classes; and easy-to-use, interactive tools to help you create your own investment and retirement strategies.


The Vanguard Group, Vanguard, Plain Talk, Admiral, and the ship logo are trademarks of The Vanguard Group, Inc. All other marks are the exclusive property of their respective owners.

GLOSSARY OF INVESTMENT TERMS

ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION

Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.


INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.


MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                          THE VANGUARD GROUP (R)
                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900

FOR MORE INFORMATION
If you'd like more information about Vanguard Bond Index Funds, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In the Funds' annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Funds' performance during their last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Funds.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Funds or other Vanguard funds, please contact us as follows:

THE VANGUARD GROUP
PARTICIPANT ACCESS CENTER
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-523-1188

TEXT TELEPHONE:
1-800-523-8004

WORLD WIDE WEB:
WWW.VANGUARD.COM

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) You can review and copy information about the Funds (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Funds are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.

                                                   Funds' Investment Company Act
                                                          file numbers: 811-4681
                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I584 042003

VANGUARD(R) TOTAL BOND MARKET
INDEX FUND
Institutional Shares . April 28, 2003

BOND
PROSPECTUS

This prospectus
contains financial data
for the Funds through
the fiscal year ended
December 31, 2002.

[GRAPHIC]



NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED OF THESE SECURITIES OR PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                          [LOGO]
                                                           THE VANGUARD GROUP(R)

VANGUARD TOTAL BOND MARKET INDEX FUND
Institutional Shares

Prospectus
April 28, 2003



--------------------------------------------------------------------------------
CONTENTS
--------------------------------------------------------------------------------
  1 AN INTRODUCTION TO INDEX FUNDS
  2 FUND PROFILE
  5 ADDITIONAL INFORMATION
  5 MORE ON THE FUND
 11 THE FUND AND VANGUARD
 12 INVESTMENT ADVISER
 13 DIVIDENDS, CAPITAL GAINS, AND TAXES
 15 SHARE PRICE
 15 FINANCIAL HIGHLIGHTS
 17 INVESTING WITH VANGUARD
   17 Buying Shares
   19 Converting Shares
   19 Redeeming Shares
   21 Exchanging Shares
   22 Other Rules You Should Know
   24 Fund and Account Updates
   26 Contacting Vanguard

GLOSSARY (Inside back cover)
--------------------------------------------------------------------------------




--------------------------------------------------------------------------------
 WHY READING THIS PROSPECTUS IS IMPORTANT

This prospectus explains the investment objective, policies, strategies, and risks associated with the Fund. To highlight terms and concepts important to mutual fund investors, we have provided Plain Talk/(R)/ explanations along the way. Reading the prospectus will help you decide whether the Fund is the right investment for you. We suggest that you keep this prospectus for future reference.
-------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 SHARE CLASS OVERVIEW

This prospectus offers the Fund's Institutional Shares, which are for investors who do not require special employee benefit plan services and who are willing to invest a minimum of $10 million. A separate prospectus offers the Fund's Investor Shares and Admiral Shares, which have investment minimums of $3,000 ($1,000 for IRAs) and $250,000, respectively.

The Fund's separate share classes have different  expenses;  as a result,  their
investment                performances                will               differ.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 A SIMILAR BUT DISTINCT VANGUARD FUND

The Fund offered by this prospectus should not be confused with Vanguard Institutional Total Bond Market Index Fund, a separate Vanguard fund that also seeks to track the performance of the Lehman Brothers Aggregate Bond Index. Both funds invest in representative samples of the bonds that make up the Lehman Brothers Aggregate Bond Index, but specific bonds held by the funds will differ. This index sampling strategy, combined with differences in the funds' respective cash flows and expenses, is expected to produce slightly different investment performance by the funds.

Vanguard  Institutional  Total  Bond  Market  Index  Fund is  offered  through a
separate   prospectus,   which  can  be   obtained   by  calling   Vanguard   at
1-888-809-8102.
-------------------------------------------------------------------------------

1


AN INTRODUCTION TO INDEX FUNDS

WHAT IS INDEXING?
Indexing is an investment strategy for tracking the performance of a specified market benchmark, or "index." An index is an unmanaged group of securities whose overall performance is used as a standard to measure the investment performance of a particular market. There are many types of indexes. Some represent entire markets--such as the U.S. stock market or the U.S. bond market. Other indexes cover market segments--such as small-capitalization stocks or short-term bonds.
     An index fund holds all, or a representative sample, of the securities that make up its target index. Index funds simply attempt to mirror what the target index does, for better or worse. However, an index fund does not always perform exactly like its target index. For example, like all mutual funds, index funds have operating expenses and transaction costs. Market indexes do not, and therefore will usually have a slight performance advantage over funds that track them.

Index funds typically have the following characteristics:
- Variety of investments. Vanguard index funds generally invest in securities of a wide variety of companies and industries.
- Relative performance consistency. Because they seek to track market benchmarks, index funds usually do not perform dramatically better or worse than their benchmarks.
- Low cost. Index funds are inexpensive to run, compared with actively managed funds. They have little or no research costs and typically keep trading activity--and thus brokerage commissions and other transaction costs--to a minimum.

FUND PROFILE

INVESTMENT OBJECTIVE

The Fund seeks to track the performance of a broad, market-weighted bond index.

PRIMARY INVESTMENT STRATEGIES
The Fund employs a "passive management"--or indexing--strategy designed to track the performance of the Lehman Brothers Aggregate Bond Index. This Index measures a wide spectrum of public, investment-grade, taxable, fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     The Fund invests by sampling the Index, meaning that it holds a range of securities that, in the aggregate, approximate the full Index in terms of key risk factors and other characteristics. All of the Fund's investments will be selected through the sampling process, and at least 80% of the Fund's assets will be invested in bonds held in the Index. The Fund may use up to 10% of its assets to overweight nongovernment bonds (and correspondingly underweight government bonds) relative to the Index, but the overall credit quality of the Fund's nongovernment holdings will meet or exceed the overall credit quality of the Index's nongovernment holdings. The Fund maintains a dollar-weighted average maturity consistent with that of the Index, which currently ranges between 5 and 10 years. For additional information on the Fund's investment strategies, see MORE ON THE FUNDS.

PRIMARY RISKS
An investment in the Fund could lose money over short or even long periods. You should expect the Fund's share price and total return to fluctuate within a wide range, like the fluctuations of the overall bond market. The Fund's performance could be hurt by:
- Interest rate risk, which is the chance that bond prices overall will decline because of rising interest rates. Interest rate risk should be moderate for the Fund because it invests mainly in short- and intermediate-term bonds, whose prices are less sensitive to interest rate changes than are the prices of long-term bonds.
- Income risk, which is the chance that falling interest rates will cause the Fund's income to decline. Income risk is generally moderate for intermediate-term bond funds, so investors should expect the Fund's monthly income to fluctuate.
- Credit risk, which is the chance that a bond issuer will fail to pay interest and principal in a timely manner, or that negative perceptions of the issuer's ability to make such payments will cause bond prices to decline. Credit risk should be low for the Fund because it pur chases only bonds that are issued by the U.S. Treasury or are of investment-grade quality.
- Call risk, which is the chance that during periods of falling interest rates, issuers will call--or repay--higher-yielding bonds that are callable before their maturity dates. The Fund would lose potential price appreciation and would be forced to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund's income. For mortgage-backed securities, this risk is known as prepayment risk. Call/prepayment risk should be moderate for the Fund because it invests only a portion of its assets in callable bonds and mortgage-backed securities.
- Index sampling risk, which is the chance that the securities selected for the Fund will not provide investment performance matching that of the Index. Index sampling risk for the Fund should be low.

3

PERFORMANCE/RISK INFORMATION
The following bar chart and table are intended to help you understand the risks of investing in the Fund. The bar chart shows how the performance of the Fund's Institutional Shares has varied from one calendar year to another over the periods shown.

      ----------------------------------------------------
               ANNUAL TOTAL RETURNS--INSTITUTIONAL SHARES
[BAR CHART]
                        1996  3.68%
                        1997  9.55
                        1998  8.69
                        1999 -0.66
                        2000 11.52
                        2001  8.56
                        2002  8.39
      ----------------------------------------------------

     During the periods shown in the bar chart, the highest return for a calendar quarter was 4.32% (quarter ended September 30, 2001), and the lowest return for a quarter was -1.88% (quarter ended March 31, 1996).
     The table shows how the average annual total returns of the Institutional Shares compare with those of the Fund's target index. To calculate the figures that depict the impact of taxes on returns, we assumed that, at the time of each distribution of income or capital gains, the shareholder was in the highest federal marginal income tax bracket. We did not take into consideration state or local income taxes. You should keep in mind that the after-tax returns are only for the Fund's Institutional class and that after-tax returns for other share classes will differ.

     In certain cases the figure representing "Return After Taxes on Distributions and Sale of Fund Shares" may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder. Please note that your after-tax returns depend on your tax situation and may differ from those shown.

     Also note that if you own the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, after-tax information does not apply to your investment, because such accounts are subject to taxes only upon distribution.

     Finally, keep in mind that the Fund's performance--whether before taxes or after taxes--does not indicate how it will perform in the future.


--------------------------------------------------------------------------------
                          AVERAGE ANNUAL TOTAL RETURNS
--------------------------------------------------------------------------------
                                              PERIODS ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                          SINCE
                                                                      SEPT. 18,
                                              1 YEAR     5 YEARS         1 995*
--------------------------------------------------------------------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
 INSTITUTIONAL SHARES
 Return Before Taxes                            8.39%       7.22%          7.40%
 Return After Taxes on Distributions            6.01        4.58           4.72
 Return After Taxes on Distributions and        5.11        4.45           4.59
  Sale of Fund Shares
--------------------------------------------------------------------------------
LEHMAN BROTHERS AGGREGATE BOND INDEX (reflects 10.26%       7.55%          7.64%
  no deduction for fees, expenses, or taxes)
--------------------------------------------------------------------------------

FEES AND EXPENSES
The following table describes the fees and expenses you may pay if you buy and hold Institutional Shares of the Fund. The expenses shown under Annual Fund Operating Expenses are based on those incurred in the fiscal year ended December 31, 2002.




      SHAREHOLDER FEES (fees paid directly from your investment)
      Sales Charge (Load) Imposed on Purchases:                           None
      Transaction Fee on Purchases:                                      None*
      Sales Charge (Load) Imposed on Reinvested Dividends:                None
      Redemption Fee:                                                   None**

      ANNUAL FUND OPERATING EXPENSES (expenses deducted from the Fund's assets)
      Management Expenses:                                               0.08%
      12b-1 Distribution Fee:                                             None
      Other Expenses:                                                    0.02%
       TOTAL ANNUAL FUND OPERATING EXPENSES:                             0.10%

*A portfolio transaction fee of 0.18% may apply to aggregate purchases of more than $500 million by a single investor.
**A $5 fee applies to wire redemptions under $5,000.


     The following example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. It illustrates the hypothetical expenses that you would incur over various periods if you invest $10,000 in the Fund's shares. This example assumes that the Fund provides a return of 5% a year and that operating expenses remain the same. The results apply whether or not you redeem your investment at the end of the given period.



--------------------------------------------------
   1 YEAR      3 YEARS    5 YEARS      10 YEARS
--------------------------------------------------
   $10           $32       $56           $128
--------------------------------------------------



     THIS EXAMPLE SHOULD NOT BE CONSIDERED TO REPRESENT ACTUAL EXPENSES OR PERFORMANCE FROM THE PAST OR FOR THE FUTURE. ACTUAL FUTURE EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  FUND EXPENSES

All mutual funds have operating expenses. These expenses, which are deducted from a fund's gross income, are expressed as a percentage of the net assets of the fund. Vanguard Total Bond Market Index Fund Institutional Shares' expense ratio in fiscal year 2002 was 0.10%, or $1.00 per $1,000 of average net assets. The average bond mutual fund had expenses in 2002 of 1.10%, or $11.00 per $1,000 of average net assets (derived from data provided by Lipper Inc., which reports on the mutual fund industry). Management expenses, which are one part of operating expenses, include investment advisory fees as well as other costs of managing a fund--such as account maintenance, reporting, accounting, legal, and other administrative expenses.
--------------------------------------------------------------------------------

5



--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
DIVIDENDS AND CAPITAL GAINS                        MINIMUM INITIAL INVESTMENT
Dividends are declared daily and distributed on    $10 million
the first business day of each month;
capital gains, if any, are distributed annually    NEWSPAPER ABBREVIATION
 in December.                                      TotBdInst

INVESTMENT ADVISER                                 VANGUARD FUND NUMBER
The Vanguard Group, Valley Forge, Pa.,             222
since inception
                                                   CUSIP NUMBER
INCEPTION DATE                                     921937504
Investor Shares--December 11, 1986
Institutional Shares--September 18, 1995           TICKER SYMBOL
                                                   VBTIX
NET ASSETS (ALL SHARE CLASSES) AS OF
DECEMBER 31, 2002
$25 billion
--------------------------------------------------------------------------------


MORE ON THE FUND
This prospectus describes the primary risks you would face as a Fund shareholder. It is important to keep in mind one of the main axioms of investing: The higher the risk of losing money, the higher the potential reward. The reverse, also, is generally true: The lower the risk, the lower the potential reward. As you consider an investment in any mutual fund, you should take into account your personal tolerance for daily fluctuations in the securities markets. Look for this [FLAG] symbol throughout the prospectus. It is used to mark detailed information about the more significant risks that you would confront as a Fund shareholder.
     The following sections explain the primary investment strategies and policies that the Fund uses in pursuit of its objective. The Fund's board of trustees, which oversees the Fund's management, may change investment strategies or policies in the interest of shareholders without a shareholder vote, unless those strategies or policies are designated as fundamental. The Fund's policy of investing at least 80% of its assets in bonds that are part of its target index may only be changed upon 60 days' notice to shareholders.

MARKET EXPOSURE

The Fund invests mainly in bonds. As a result, it is subject to certain risks.

[FLAG] THE FUND IS SUBJECT TO INTEREST RATE RISK,  WHICH IS THE CHANCE THAT BOND
     PRICES OVERALL WILL DECLINE BECAUSE OF RISING INTEREST RATES. INTEREST RATE RISK SHOULD BE MODERATE FOR THE FUND, BECAUSE IT INVESTS MAINLY IN SHORT- AND INTERMEDIATE-TERM BONDS, WHOSE PRICES ARE LESS SENSITIVE TO INTEREST RATE CHANGES THAN ARE THE PRICES OF LONG-TERM BONDS.

 Changes in interest rates can affect bond income as well as bond prices.

[FLAG] THE FUND IS SUBJECT TO INCOME  RISK,  WHICH IS THE CHANCE THAT THE FUND'S
     DIVIDENDS (INCOME) WILL DECLINE BECAUSE OF FALLING INTEREST RATES. A FUND'S DIVIDENDS DECLINE WHEN INTEREST RATES FALL, BECAUSE ONCE RATES FALL, THE FUND MUST INVEST IN LOWER-YIELDING BONDS. INCOME RISK SHOULD BE MODERATE FOR THE FUND.

     Although bonds are often thought to be less risky than stocks, there have been periods when bond prices have fallen significantly because of rising interest rates. For instance, prices of long-term bonds fell by almost 48% between December 1976 and September 1981.
     To illustrate the relationship between bond prices and interest rates, the following table shows the effect of a 1% and a 2% change (both up and down) in interest rates on three bonds of different maturities, each with a face value of $1,000.

--------------------------------------------------------------------------------
                        HOW INTEREST RATE CHANGES AFFECT
                        THE VALUE OF A $1,000 BOND*
------------------------------------------------------------------------------
                              AFTER A 1%  AFTER A 1%  AFTER A 2%   AFTER A 2%
TYPE OF BOND (MATURITY)        INCREASE    DECREASE    INCREASE     DECREASE
------------------------------------------------------------------------------
Short-Term (2.5 years)          $977       $1,024       $955        $1,048
Intermediate-Term (10 years)     926        1,082        858         1,172
Long-Term (20 years)             884        1,137        786         1,299
------------------------------------------------------------------------------
*Assuning a 5% yield.
--------------------------------------------------------------------------------

     These figures are for illustration only; you should not regard them as an indication of future returns from the bond market as a whole or the Fund in particular.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 BOND MATURITIES

A bond is issued with a specific maturity date--the date when the bond's issuer, or seller, must pay back the bond's initial value (known as its "face value"). Bond maturities generally range from less than 1 year (short-term) to more than 30 years (long-term). Typically, the longer a bond's maturity, the more price risk you, as a bond investor, face as interest rates rise--but also the higher yield you could receive. Long-term bonds are more suitable for investors willing to take a greater risk of price fluctuations to get higher and more stable interest income; short-term bond investors should be willing to accept lower yields and greater income variability in return for less fluctuation in the value of their investment.
-------------------------------------------------------------------------------


     While falling interest rates tend to strengthen bond prices, they can cause other sorts of problems for bond fund investors--bond calls and prepayments.

[FLAG] THE FUND IS SUBJECT TO CALL RISK, WHICH IS THE CHANCE THAT DURING PERIODS
     OF FALLING INTEREST RATES, ISSUERS WILL CALL--OR REPAY--HIGHER-YIELDING BONDS THAT ARE CALLABLE BEFORE THEIR MATURITY DATES. THE FUND WOULD LOSE POTENTIAL PRICE APPRECIATION AND WOULD BE FORCED TO REINVEST THE UNANTICIPATED PROCEEDS AT LOWER INTEREST RATES, RESULTING IN A DECLINE IN THE FUND'S INCOME. FOR MORTGAGE-BACKED SECURITIES, THIS RISK IS KNOWN AS PREPAYMENT RISK.

     Because the Fund invests only a portion of its assets in callable bonds and mortgage-backed securities, call/prepayment risk for the Fund is moderate.

7


[FLAG] THE FUND IS  SUBJECT  TO CREDIT  RISK,  WHICH IS THE  CHANCE  THAT A BOND
     ISSUER WILL FAIL TO PAY INTEREST AND PRINCIPAL IN A TIMELY MANNER, OR THAT NEGATIVE PERCEPTIONS OF THE ISSUER'S ABILITY TO MAKE SUCH PAYMENTS WILL CAUSE BOND PRICES TO DECLINE.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                 CREDIT QUALITY


A bond's credit quality rating is an assessment of the issuer's ability to pay interest on the bond and, ultimately, to repay the principal. Credit quality is evaluated by one of the independent bond-rating agencies (for example, Moody's or Standard & Poor's) or through independent analysis conducted by a fund's adviser. The lower the rating, the greater the chance--in the rating agency's or adviser's opinion--that the bond issuer will default, or fail to meet its payment obligations. All things being equal, the lower a bond's credit rating, the higher its yield should be to compensate investors for assuming additional risk. Investment-grade bonds are those rated in one of the four highest ratings categories. A fund may treat an unrated bond as investment-grade if warranted by the adviser's analysis.
--------------------------------------------------------------------------------

     The credit quality of the Fund is expected to be very high, and thus credit risk should be low. While still low, credit risk for the Fund will increase relative to its index to the extent that the Fund substitutes nongovernment bonds for government bonds. Corporate substitutions are limited to 10% of the Fund's assets, and will have credit ratings of A- or above. The dollar-weighted average credit quality of the Fund's holdings and that of its target index, as rated by Moody's Investors Service, Inc., was Aa1 and Aaa, respectively, as of December 31, 2002.

[FLAG] THE FUND IS SUBJECT TO INDEX SAMPLING RISK,  WHICH IS THE CHANCE THAT THE
     SECURITIES SELECTED FOR A FUND WILL NOT PROVIDE INVESTMENT PERFORMANCE MATCHING THAT OF ITS INDEX. INDEX SAMPLING RISK FOR THE FUND SHOULD BE LOW.

     To a limited extent, the Fund is also exposed to event risk, which is the chance that corporate fixed income securities held by the Fund may suffer a substantial decline in credit quality and market value because of a corporate restructuring or another corporate event.
     The Fund is generally managed without regard to tax ramifications.

SECURITY SELECTION
     INDEX SAMPLING STRATEGY. Because it would be very expensive and inefficient to buy and sell all securities held in its target index, the Fund uses index "sampling" techniques to select securities. Using sophisticated computer programs, the Fund selects a representative sample of securities that approximates the full target index in terms of key risk factors and other characteristics. These factors include duration, cash flow, quality, and callability of the underlying bonds. In addition, the Fund keeps industry sector and sub-sector exposure within tight boundaries compared to that of its target index. Since the Fund does not hold all issues in its target index--which is a different indexing strategy called "replication"--some of the issues (and issuers) that are held will likely be overweighted (or underweighted) as compared with the target index. The maximum overweight (or underweight) is constrained at the issuer level with the goal of producing a well-diversified credit portfolio.

     The number of bonds held by the Fund, and the number of bonds in its target index were 1,059 and 6,918, respectively, as of December 31, 2002.
     CORPORATE SUBSTITUTION. As part of the index sampling process, the Fund has the flexibility to overweight nongovernment bonds relative to their representation in the target index. When implemented, this involves substituting nongovernment bonds for government bonds with the same maturity. This strategy, which we call "corporate substitution," may increase the Fund's income, but it will also marginally increase its exposure to credit risk, which is explained in the MARKET EXPOSURE section. The Fund limits corporate substitutions to bonds with less than 5 years until maturity and, generally, credit quality of A or better. In addition, the Fund limits corporate substitutions to a maximum of 10% of its net assets.
     TYPES OF BONDS. The Fund's target index is the Lehman Aggregate Bond Index. This Index measures the total universe of investment-grade fixed income securities in the United States--including government, corporate, and international dollar-denominated bonds, as well as mortgage-backed and asset-backed securities, all with maturities of more than 1 year.
     As of December 31, 2002, the Fund was composed of the following types of bonds:

----------------------------------------------------------------------------------------
                                                                 INTERNATIONAL
                                 U.S.                 MORTGAGE-    DOLLAR-
                              GOVERNMENT  CORPORATE   BACKED     DENOMINATED      TOTAL
----------------------------------------------------------------------------------------
Total Bond Market Index Fund    25.6%       34.6%      36.4%          3.4%         100%
---------------------------------------------------------------------------------------


 An explanation of each type of bond follows.
- U.S. government and agency bonds represent loans by investors to the U.S. Treasury Department or a wide variety of governmental agencies and instrumentalities. Timely payment of principal and interest on U.S. Treasury bonds is always guaranteed by the full faith and credit of the U.S. government; many (but not all) agency bonds have the same guarantee.

- Corporate bonds are IOUs issued by businesses that want to borrow money for some purpose--often to develop a new product or service, to expand into a new market, or to buy another company. As with other types of bonds, the issuer promises to repay the principal on a specific date and to make interest payments in the meantime. The amount of interest offered depends both on market conditions and on the financial health of the corporation issuing the bonds; a company whose credit rating is not strong will have to offer a higher interest rate to obtain buyers for its bonds. For purposes of the above table, corporate bonds include securities that are backed by a pool of underlying assets (asset-backed securities) or commercial mortgages (commercial mortgage-backed bonds). The Fund expects to purchase only investment-grade corporate bonds.
- Mortgage-backed securities represent interests in underlying pools of mortgages. Unlike ordinary bonds, which generally pay a fixed rate of interest at regular intervals and then repay principal upon maturity, mortgage-backed securities pass through both interest and principal from underlying mortgages as part of their regular payments. Because the mortgages underlying the securities can be prepaid at any time by homeowners or corporate borrowers, mortgage-backed securities are subject to prepayment risk. These types of securities are issued by a number of government agencies, including the Government National Mortgage Association
     (GNMA), often referred to as "Ginnie Mae"; the Federal Home Loan Mortgage Corporation (FHLMC); the Federal National Mortgage Association (FNMA), often referred to as "Fannie Mae"; and the Federal Housing Authority (FHA). GNMAs are guaranteed by the full faith and credit of the U.S. government as to the timely payment of principal and interest; mortgage securities issued by other government agencies or private corporations are not.

9


          The Fund may also invest in conventional mortgage-backed securities--which are packaged by private corporations and are not guaranteed by the U.S. government--and enter into mortgage-dollar-roll transactions. In a mortgage-dollar-roll transaction, the Fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. These transactions simulate an investment in mortgage-backed securities and have the potential to enhance the Fund's returns and reduce its administrative burdens, compared with holding mortgage-backed securities directly. These transactions may increase the Fund's portfolio turnover rate. Mortgage dollar rolls will be used only to the extent that they are consistent with the Fund's investment objective and risk profile.

- International dollar-denominated bonds are bonds denominated in U.S. dollars and issued by foreign governments and companies. To the extent that it owns foreign bonds, the Fund is subject to country risk, which is the chance that domestic events--such as political upheaval, financial troubles, or natural disasters--will weaken a country's securities markets. Because the bond's value is designated in dollars rather than in the currency of the issuer's country, the Fund is not exposed to currency risk; rather, the issuer assumes the risk, usually to attract American investors.
--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            BONDS AND INTEREST RATES

As a rule, when interest rates rise, bond prices fall. The opposite is also true: Bond prices go up when interest rates fall. Why do bond prices and interest rates move in opposite directions? Let's assume that you hold a bond offering a 5% yield. A year later, interest rates are on the rise and bonds of comparable quality and maturity are offered with a 6% yield. With higher-yielding bonds available, you would have trouble selling your 5% bond for the price you paid--you would probably have to lower your asking price. On the other hand, if interest rates were falling and 4% bonds were being offered, you should be able to sell your 5% bond for more than you paid.

How mortgage-backed securities are different: In general, declining interest rates will not lift the prices of mortgage-backed securities--such as GNMAs--as much as the prices of comparable bonds. Why? Because when interest rates fall, the bond market tends to discount the prices of mortgage-backed securities for prepayment risk--the possibility that homeowners will refinance their mortgages at lower rates and cause the bonds to be paid off prior to maturity. In part to compensate for this "drag" on price, mortgage-backed securities tend to offer higher yields than other bonds of comparable credit quality and maturity.
--------------------------------------------------------------------------------


OTHER INVESTMENT POLICIES AND RISKS
The Fund will invest at least 80% of its assets in bonds held in the target index. Up to 20% of the Fund's assets may be used to purchase nonpublic, investment-grade securities, generally referred to as 144A securities, as well as smaller public issues or medium-term notes not included in the index because of the small size of the issue. The vast majority of these securities will have characteristics and risks similar to those in the target index. The Fund may also purchase money market instruments and certain derivatives in order to manage cash flow into and out of the Fund, reduce the Fund's transaction costs, or add value when these instruments are favorably priced.

[FLAG] THE FUND MAY INVEST, TO A LIMITED EXTENT, IN DERIVATIVES. DERIVATIVES MAY
     INVOLVE  RISKS  DIFFERENT  FROM,  AND  POSSIBLY   GREATER  THAN,  THOSE  OF
     TRADITIONAL INVESTMENTS.

     The Fund may invest in bond (interest rate) futures and options contracts and other types of derivatives. Losses (or gains) involving futures can sometimes be substantial-- in part because a relatively small price movement in a futures contract may result in an immediate and substantial loss (or gain) for a fund. The Fund will not use derivatives for speculative purposes or as leveraged investments that magnify gains or losses. The Fund's obligation under futures contracts will not exceed 20% of its total assets.
     The reasons for which the Fund may invest in futures include:

- To keep cash on hand to meet shareholder redemptions or other needs while simulating full investment in bonds.
- To reduce the Fund's transaction costs or add value when these instruments are favorably priced.
     The  Fund  may  also   invest  in   relatively   conservative   classes  of
collateralized mortgage obligations (CMOs), which offer a high degree of cash-flow predictability and less vulnerability to mortgage prepayment risk. To reduce credit risk, these less-risky classes of CMOs are purchased only if issued by agencies of the U.S. government or, if issued by private companies, they carry high-quality investment-grade ratings.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                   DERIVATIVES

A derivative is a financial contract whose value is based on (or "derived" from) a traditional security (such as a stock or a bond), an asset (such as a commodity like gold), or a market index (such as the S&P 500 Index). Some forms of derivatives, such as exchange-traded futures and options on securities, commodities, or indexes, have been trading on regulated exchanges for decades. These types of derivatives are standardized contracts that can easily be bought and sold, and whose market values are determined and published daily.
Nonstandardized derivatives (such as swap agreements), on the other hand, tend to be more specialized or complex, and may be harder to value. Derivatives can carry considerable risks, particularly if used for speculation or as leveraged investments.
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               COSTS OF INVESTING

Costs are an important consideration in choosing a mutual fund. That's because you, as a shareholder, pay the costs of operating a fund, plus any transaction costs incurred when the fund buys or sells securities. These costs can erode a substantial portion of the gross income or capital appreciation a fund achieves. Even seemingly small differences in expenses can, over time, have a dramatic effect on a fund's performance.
--------------------------------------------------------------------------------


COSTS AND MARKET-TIMING
Some investors try to profit from a strategy called market-timing--switching money into mutual funds when they expect prices to rise and taking money out when they expect

11

prices to fall. As money is shifted in and out, a fund incurs expenses for buying and selling securities. These costs are borne by all fund shareholders, including the long-term investors who do not generate the costs. This is why all Vanguard funds have adopted special policies to discourage short-term trading or to compensate the funds for the costs associated with it. Specifically:
- Each Vanguard fund reserves the right to reject any purchase request--including exchanges from other Vanguard funds--that it regards as disruptive to efficient portfolio management. A purchase request could be rejected because of the timing of the investment or because of a history of excessive trading by the investor.

- Each Vanguard fund (other than the money market funds) limits the number of times that an investor can exchange into and out of the fund.

-    Certain   Vanguard  funds  charge  purchase   and/or   redemption  fees  on
     transactions. See the INVESTING WITH VANGUARD section of this prospectus for further details on Vanguard's transaction policies.

     THE VANGUARD FUNDS DO NOT PERMIT MARKET-TIMING. DO NOT INVEST WITH VANGUARD IF YOU ARE A MARKET-TIMER.

TURNOVER RATE
Although the Fund normally seeks to invest for the long term, it may sell securities regardless of how long they have been held. The FINANCIAL HIGHLIGHTS section of this prospectus shows historical turnover rates for the Fund. A turnover rate of 100%, for example, would mean that the Fund had sold and replaced securities valued at 100% of its net assets within a one-year period. Shorter-term bonds will mature or be sold--and need to be replaced--more frequently than longer-term bonds. As a result, shorter-term bond funds tend to have higher turnover rates than longer-term bond funds.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  TURNOVER RATE

Before investing in a mutual fund, you should review its turnover rate. This gives an indication of how transaction costs could affect the fund's future returns. In general, the greater the volume of buying and selling by the fund, the greater the impact that brokerage commissions and other transaction costs will have on its return. Also, funds with high turnover rates may be more likely to generate capital gains that must be distributed to shareholders as taxable income. As of December 31, 2002, the average turnover rate for passively managed domestic bond index funds was approximately 101%; for all domestic bond funds, the average turnover rate was approximately 115%, according to Morningstar, Inc.
--------------------------------------------------------------------------------



THE FUND AND VANGUARD


The Fund is a member of The Vanguard Group, a family of 35 investment companies with more than 100 funds holding assets in excess of $550 billion. All of the funds that are members of The Vanguard Group share in the expenses associated with business operations, such as personnel, office space, equipment, and advertising.

     Vanguard  also  provides   marketing   services  to  the  funds.   Although
shareholders do not pay sales commissions or 12b-1 distribution fees, each fund pays its allocated share of The Vanguard Group's marketing costs.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                      VANGUARD'S UNIQUE CORPORATE STRUCTURE

The Vanguard Group is truly a MUTUAL mutual fund company. It is owned jointly by the funds it oversees and thus indirectly by the shareholders in those funds. Most other mutual funds are operated by for-profit management companies that may be owned by one person, by a group of individuals, or by investors who own the management company's stock. By contrast, Vanguard provides its services on an "at-cost" basis, and the funds' expense ratios reflect only these costs. No separate management company reaps profits or absorbs losses from operating the funds.
--------------------------------------------------------------------------------

INVESTMENT ADVISER


The Vanguard Group (Vanguard), P.O. Box 2600, Valley Forge, PA 19482, founded in 1975, serves as adviser to the Fund through its Fixed Income Group. As of December 31, 2002, Vanguard served as adviser for about $406 billion in assets. Vanguard manages the Fund on an at-cost basis, subject to the supervision and oversight of the trustees and officers of the Fund.
     For the fiscal year ended December 31, 2002, the advisory expenses represented an effective annual rate of 0.01% of the Fund's average net assets.
     The adviser is authorized to choose broker-dealers or underwriters to handle the purchase and sale of the Fund's securities and to seek to obtain the best available price and most favorable execution for all transactions. If more than one broker-dealer or underwriter can obtain the best available price and most favorable execution, then the adviser is authorized to choose a broker-dealer or underwriter who, in addition to providing transaction services, will provide research services to the adviser.



--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                               THE FUND'S ADVISER

 The managers primarily responsible for overseeing the Fund's investments are:
IAN A. MACKINNON, Managing Director of Vanguard and head of Vanguard's Fixed Income Group. He has worked in investment management since 1974 and has had primary responsibility for Vanguard's internal fixed income policy and strategy since joining the company in 1981. Education: B.A., Lafayette College; M.B.A., Pennsylvania State University.

KENNETH E. VOLPERT, CFA, Principal of Vanguard, and head of Vanguard's Bond Index Group. He has worked in investment management since 1981; has managed portfolio investments since 1982; and has managed the Fund since joining Vanguard in 1992. Education: B.S., University of Illinois; M.B.A., University of Chicago.
--------------------------------------------------------------------------------

13

DIVIDENDS, CAPITAL GAINS, AND TAXES


FUND DISTRIBUTIONS


The Fund distributes to shareholders virtually all of its net income (interest less expenses) as well as any capital gains realized from the sale of its holdings. The Fund's income dividends accrue daily and are distributed on the first business day of every month; capital gains distributions generally occur in December. In addition, the Fund may occasionally be required to make supplemental distributions at some other time during the year. You can receive distributions of income or capital gains in cash, or you can have them automatically reinvested in more shares of the Fund.




--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                                  DISTRIBUTIONS

As a shareholder, you are entitled to your portion of a fund's income from interest as well as gains from the sale of investments. Income consists of interest the fund earns from its money market and bond investments. Capital gains are realized whenever the fund sells securities for higher prices than it paid for them. These capital gains are either short-term or long-term, depending on whether the fund held the securities for one year or less or for more than one year. You receive the fund's earnings as either a dividend or capital gains distribution.
--------------------------------------------------------------------------------




BASIC TAX POINTS

Vanguard will send you a statement each year showing the tax status of all your distributions. In addition, taxable investors should be aware of the following basic tax points:

- Distributions are taxable to you for federal income tax purposes, whether or not you reinvest these amounts in additional Fund shares.

- Distributions declared in December--if paid to you by the end of January--are taxable for federal income tax purposes as if received in December.
- Any dividend and short-term capital gains distributions that you receive are taxable to you as ordinary income for federal income tax purposes.
- Any distributions of net long-term capital gains are taxable to you as long-term capital gains for federal income tax purposes, no matter how long you've owned shares in the Fund.
- Capital gains distributions may vary considerably from year to year as a result of the Fund's normal investment activities and cash flows.
- A sale or exchange of Fund shares is a taxable event. This means that you may have a capital gain to report as income, or a capital loss to report as a deduction, when you complete your federal income tax return.
- Dividend and capital gains distributions that you receive, as well as your gains or losses from any sale or exchange of Fund shares, may be subject to state and local income taxes. Depending on your state's rules, however, any dividends attributable to interest earned on direct obligations of the U.S. government may be exempt from state and local taxes. Vanguard will notify you each year how much, if any, of your dividends may qualify for this exemption.

GENERAL INFORMATION

BACKUP WITHHOLDING. By law, Vanguard must withhold 30% of any taxable distributions or redemptions from your account if you do not:
-    Provide us with your correct taxpayer identification number;
-    Certify that the taxpayer identification number is correct; and
- Confirm that you are not subject to backup withholding. Similarly, Vanguard must withhold taxes from your account if the IRS instructs us to do so.
FOREIGN INVESTORS. Vanguard funds generally are not sold outside the United States, except to certain qualifying investors. If you reside outside the United States, please consult our website at www.vanguard.com and review "Non-U.S. Investors." Foreign investors should be aware that U.S. withholding and estate taxes may apply to any investments in Vanguard funds.
INVALID ADDRESSES. If a dividend or capital gains distribution check mailed to your address of record is returned as undeliverable, Vanguard will automatically reinvest all future distributions until you provide us with a valid mailing address.
TAX CONSEQUENCES. This prospectus provides general tax information only. If you are investing through a tax-deferred retirement account, such as an IRA, special tax rules apply. Please consult your tax adviser for detailed information about a fund's tax consequences for you.


--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                            "BUYING A CAPITAL GAIN"

Unless you are investing through a tax-deferred  retirement  account (such as an
IRA), you should consider avoiding a purchase of fund shares shortly before the fund makes a capital gains distribution, because doing so can cost you money in taxes. This is known as "buying a capital gain." For example: On December 15, you invest $5,000, buying 250 shares for $20 each. If the fund pays a distribution of $1 per share on December 16, its share price will drop to $19 (not counting market change). You still have only $5,000 (250 shares x $19 = $4,750 in share value, plus 250 shares x $1 = $250 in distributions), but you owe tax on the $250 distribution you received--even if you reinvest it in more shares. To avoid "buying a capital gain," check a fund's distribution schedule before you invest.
--------------------------------------------------------------------------------

15

SHARE PRICE


The Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange, generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class. On holidays or other days when the Exchange is closed, the NAV is not calculated, and the Fund does not transact purchase or redemption requests.
     Debt securities held by a Vanguard fund are valued based on information furnished by an independent pricing service or market quotations. Certain short-term debt instruments used to manage a fund's cash are valued on the basis of amortized cost.
     When pricing-service information or reliable market quotations are not readily available, securities are priced at their fair value, calculated according to procedures adopted by the board of trustees. A fund also may use fair-value pricing if the value of a security it holds has been materially affected by events occurring before the fund's pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with bonds as well. When fair-value pricing is employed, the prices of securities used by a fund to calculate its NAV may differ from quoted or published prices for the same securities.

     Vanguard fund share prices can be found daily in the mutual fund listings of most major newspapers under various "Vanguard" headings.


FINANCIAL HIGHLIGHTS

The following financial highlights table is intended to help you understand the Institutional Shares' financial performance for the periods shown, and certain information reflects financial results for a single Institutional Share. The total returns in the table represent the rate that an investor would have earned or lost each period on an investment in the Institutional Shares (assuming reinvestment of all distributions). This information has been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, whose report--along with the Fund's financial statements--is included in the Fund's most recent annual report to shareholders. You may have the annual report sent to you without charge by contacting Vanguard.

--------------------------------------------------------------------------------
                                PLAIN TALK ABOUT
                  HOW TO READ THE FINANCIAL HIGHLIGHTS TABLE


The Institutional Shares began fiscal year 2002 with a net asset value (price) of $10.15 per share. During the year, each Institutional Share earned $0.585 from investment income (interest), and $0.239 from investments that had appreciated in value or that were sold for higher prices than the Fund paid for them.

Shareholders received $0.594 per share in the form of dividend and capital gains distributions. A portion of each year's distributions may come from the prior year's income or capital gains.

The share price at the end of the year was $10.38, reflecting earnings of $0.824 per share and distributions of $0.594 per share. This was an increase of $0.23 per share (from $10.15 at the beginning of the year to $10.38 at the end of the year). For a shareholder who reinvested the distributions in the purchase of more shares, the total return was 8.39% for the year.

As of December 31, 2002, the Institutional Shares had $6.5 billion in net assets. For the year, the expense ratio was 0.10% ($1.00 per $1,000 of net assets), and the net investment income amounted to 5.77% of average net assets. The Fund sold and replaced securities valued at 75% of its net assets.
--------------------------------------------------------------------------------




TOTAL BOND MARKET INDEX FUND INSTITUTIONAL SHARES
-----------------------------------------------------------------------------------------------------------------

                                                                            YEAR ENDED DECEMBER 31,
                                                              ---------------------------------------------------
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD                2002        2001        2000        1999       1998
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                       $10.15       $9.96       $9.56      $10.27     $10.09
-----------------------------------------------------------------------------------------------------------------
INVESTMENT OPERATIONS
  Net Investment Income                                      .585        .644        .659        .627       .635
  Net Realized and Unrealized Gain (Loss) on Investments     .239        .190        .400       (.695)      .218
-----------------------------------------------------------------------------------------------------------------
    Total from Investment Operations                         .824        .834       1.059       (.068)      .853
-----------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
  Dividends from Net Investment Income                      (.583)      (.644)      (.659)      (.627)     (.635)
  Distributions from Realized Capital Gains                 (.011)         --          --       (.015)     (.038)
-----------------------------------------------------------------------------------------------------------------
    Total Distributions                                     (.594)      (.644)      (.659)      (.642)     (.673)
-----------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                             $10.38      $10.15       $9.96      $ 9.56     $10.27
-----------------------------------------------------------------------------------------------------------------

TOTAL RETURN                                                 8.39%       8.56%      11.52%      -0.66%      8.69%
-----------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA
  Net Assets, End of Period (Millions)                      $6,525      $6,778      $4,570      $3,204     $2,493
  Ratio of Total Expenses to Average Net Assets              0.10%       0.10%       0.10%       0.10%      0.10%
  Ratio of Net Investment Income to Average Net Assets       5.77%       6.32%       6.84%       6.36%      6.21%
  Portfolio Turnover Rate                                      75%         67%         53%         55%        57%
=================================================================================================================

17




--------------------------------------------------------------------------------
 INVESTING WITH VANGUARD

This section of the prospectus explains the basics of doing business with Vanguard. A special booklet, Investing Made Easy, provides information that will help individual investors make the most of their relationship with Vanguard. A separate booklet, The Compass, does the same for institutional investors. You can request either booklet by calling or writing Vanguard, using the Contacting Vanguard instructions at the end of this section.

                                  BUYING SHARES
                                CONVERTING SHARES
                                REDEEMING SHARES
                                EXCHANGING SHARES
                           OTHER RULES YOU SHOULD KNOW
                            FUND AND ACCOUNT UPDATES
                               CONTACTING VANGUARD
--------------------------------------------------------------------------------





BUYING SHARES

ACCOUNT MINIMUMS

TO OPEN AND MAINTAIN AN ACCOUNT: $10 million. Vanguard Institutional clients may meet the minimum investment amount by aggregating up to three separate accounts within the same fund. This exception does not apply to clients receiving special administrative services from Vanguard, nor does this exception apply to omnibus accounts maintained by financial intermediaries. TO ADD TO AN EXISTING ACCOUNT:
$100 by mail, exchange, or Fund Express; $1,000 by wire.

 Vanguard reserves the right to increase or decrease the minimum amount required to open and maintain an account, or to add to an existing account, without prior notice.

HOW TO BUY SHARES

ONLINE: You can open certain types of accounts or buy shares in an existing account through our website at www.vanguard.com.
BY CHECK: Mail your check and a completed account registration form to Vanguard. When adding to an existing account, send your check with an Invest-By-Mail form detached from your last account statement. Make your check payable to: The Vanguard Group--222. For addresses, see Contacting Vanguard.
BY EXCHANGE PURCHASE: You can purchase shares with the proceeds of a redemption from another Vanguard/(R)/ fund. See Exchanging Shares and Other Rules You Should Know.
BY WIRE: Call Vanguard to purchase shares by wire. See Contacting Vanguard.
BY FUND EXPRESS/(R)/ (AUTOMATIC OR SPECIAL PURCHASES): You can purchase shares by electronically transferring money from a previously designated bank account. To establish this option, you must complete a special form or the appropriate section of your account registration.

TRANSACTION FEE ON PURCHASES
The Fund reserves the right to charge a transaction fee of 0.18% to investors whose aggregate share purchases equal or exceed $500 million.


YOUR PURCHASE PRICE

ONLINE, BY CHECK, BY EXCHANGE, OR BY WIRE: You buy shares at a fund's NAV determined as of your TRADE DATE. For all Vanguard funds (other than money market funds), purchases received at Vanguard before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time) receive a trade date of the same day, and purchases received after that time receive a trade date of the first business day following the date of receipt. For money market funds, the trade date depends on the method of payment for the purchase. BY FUND EXPRESS: For all Vanguard funds, Fund Express instructions received at Vanguard before the close of regular trading on the Exchange will result in a purchase that occurs on and receives a trade date of the next business day (two business days later for money market funds).


EARNING DIVIDENDS

You begin earning dividends on the next business day after your trade date. When buying money market fund shares through a federal funds wire, however, you can begin earning dividends immediately by notifying Vanguard before 10:45 a.m. (2 p.m. for Vanguard Prime Money Market Fund), Eastern time, that you intend to make a wire purchase that day.


PURCHASE RULES YOU SHOULD KNOW

^CHECK PURCHASES. All purchase checks must be written in U.S. dollars and drawn on a U.S. bank. Vanguard does not accept cash, traveler's checks, or money orders. In addition, to protect the funds from check fraud, Vanguard will not accept checks made payable to third parties.
^NEW ACCOUNTS. We are required by law to obtain from you certain personal information that we will use to verify your identity. If you do not provide the information, we may not be able to open your account. If we are unable to verify your identity, Vanguard reserves the right to close your account or take such other steps as we deem reasonable.

^LARGE PURCHASES. Vanguard reserves the right to reject any purchase request that may disrupt a fund's operation or performance. Please call us before attempting to invest a large dollar amount. ^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has

19

been initiated and a confirmation number has been assigned (if applicable). ^FUTURE PURCHASES. All Vanguard funds reserve the right to stop selling shares at any time, or to reject specific purchase requests, including purchases by exchange from another Vanguard fund, at any time, for any reason.

CONVERTING SHARES


ANY CONVERSION BETWEEN CLASSES OF SHARES OF THE SAME FUND IS A NONTAXABLE EVENT.

PRICING OF SHARE CLASS CONVERSIONS
If you convert from one class of shares to another, the transaction will be based on the respective share prices of the separate classes on the trade date for the conversion. Consequently, a conversion may provide you with fewer shares or more shares than you originally owned, depending on that day's share prices. At the time of conversion, the total value of your "old" shares will equal the total value of your "new" shares. However, subsequent share price fluctuations may decrease or increase the total value of your "new" shares as compared with that of your "old" shares.

CONVERSION FROM INVESTOR SHARES OR ADMIRAL(TM) SHARES
You may convert Investor Shares or Admiral Shares of the Fund into Institutional Shares of the Fund, provided that your account balance in the Fund is at least $10 million.

MANDATORY CONVERSIONS INTO INVESTOR SHARES OR ADMIRAL SHARES If an investor no longer meets the requirements for Institutional Shares, the Fund may convert the investor's Institutional Shares into Investor Shares or Admiral Shares, as appropriate. A decline in the investor's account balance because of market movement may result in such a conversion. The Fund will notify the investor in writing before any mandatory conversion into Investor Shares or Admiral Shares.



REDEEMING SHARES


HOW TO REDEEM SHARES
Be sure to check Other Rules You Should Know before initiating your request.
ONLINE: Request a redemption through our website at www.vanguard.com.
BY TELEPHONE: Contact Vanguard by telephone to request a redemption. For telephone numbers, see Contacting Vanguard.
BY MAIL: Send your written redemption instructions to Vanguard. For addresses, see Contacting Vanguard.

BY FUND EXPRESS: If you've established the Fund Express option on your account, you can redeem shares by electronically transferring your redemption proceeds to a previously designated bank account. The Fund Express option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration.


YOUR REDEMPTION PRICE
You redeem shares at a fund's next-determined NAV after Vanguard receives your redemption request, including any special documentation required under the circumstances. As long as your request is received before the close of regular trading on the New York Stock Exchange (generally 4 p.m., Eastern time), your shares are redeemed at that day's NAV. This is known as your TRADE DATE.

EARNING DIVIDENDS
Shares continue earning dividends until the next business day after your trade date.

TYPES OF REDEMPTIONS

^CHECK REDEMPTIONS. Unless instructed otherwise, Vanguard will mail you a check, normally within two business days of your trade date.
^EXCHANGE REDEMPTIONS. You may instruct Vanguard to apply the proceeds of your redemption to purchase shares of another Vanguard fund. See Exchanging Shares and Other Rules You Should Know.
^FUND EXPRESS REDEMPTIONS. Proceeds of shares redeemed by Fund Express will be credited to your bank account two business days after your trade date.
^WIRE REDEMPTIONS. When redeeming from a money market fund or a bond fund, you may instruct Vanguard to wire your redemption proceeds ($1,000 minimum) to a previously designated bank account. Wire redemptions are not available for Vanguard's balanced or stock funds. The wire redemption option is not automatic; you must establish it by completing a special form or the appropriate section of your account registration. A $5 fee applies to wire redemptions under $5,000. Money Market Funds: For telephone requests received at Vanguard by 10:45 a.m. (2 p.m. for Vanguard/(R)/ Prime Money Market Fund), Eastern time, the redemption proceeds will leave Vanguard by the close of business that same day. For other requests received before 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day. Bond
Funds: For requests received at Vanguard by 4 p.m., Eastern time, the redemption proceeds will leave Vanguard by the close of business on the following business day.

21

REDEMPTION RULES YOU SHOULD KNOW
^SPECIAL ACCOUNTS. Special documentation may be required to redeem from certain types of accounts, such as trust, corporate, nonprofit, or retirement accounts. Please call us before attempting to redeem from these types of accounts.

^POTENTIALLY DISRUPTIVE REDEMPTIONS. Vanguard reserves the right to pay all or part of your redemption in kind--that is, in the form of securities--if we believe that a cash redemption would disrupt the fund's operation or performance. Under these circumstances, Vanguard also reserves the right to delay payment of your redemption proceeds for up to seven calendar days. By calling us before you attempt to redeem a large dollar amount, you are more likely to avoid in-kind or delayed payment of your redemption.
^RECENTLY PURCHASED SHARES. Although you can redeem shares at any time, proceeds will not be made available to you until the Fund collects payment for your purchase. This may take up to ten calendar days for shares purchased by check or Vanguard Fund Express/(R)/.
^PAYMENT TO A DIFFERENT PERSON OR ADDRESS. We can make your redemption check payable, or wire your redemption proceeds, to a different person or send the check to a different address. However, this requires the written consent of all registered account owners, which must be provided under signature guarantees. You can obtain a signature guarantee from most commercial and savings banks, credit unions, trust companies, or member firms of a U.S. stock exchange. A notary public cannot provide a signature guarantee.

^NO CANCELLATIONS. Place your transaction requests carefully. Vanguard will NOT cancel any transaction once it has been initiated and a confirmation number has been assigned (if applicable).

^EMERGENCY CIRCUMSTANCES. Vanguard funds can postpone payment of redemption proceeds for up to seven calendar days. In addition, Vanguard funds can suspend redemptions and/or postpone payments of redemption proceeds beyond seven calendar days at times when the New York Stock Exchange is closed or during emergency circumstances, as determined by the U.S. Securities and Exchange Commission.



EXCHANGING SHARES


All open Vanguard funds accept exchange requests online (through your account registered with Vanguard.com), by telephone, or by mail. However, because excessive exchanges can disrupt management of a fund and increase the fund's costs for all shareholders, Vanguard places certain limits on the exchange privilege.

     If you are exchanging into or out of the U.S. STOCK INDEX FUNDS, INTERNATIONAL STOCK INDEX FUNDS, REIT INDEX FUND, BALANCED INDEX FUND, CALVERT SOCIAL INDEX FUND, INTERNATIONAL GROWTH FUND, INTERNATIONAL VALUE FUND, INTERNATIONAL EXPLORER(TM) FUND, or GROWTH AND INCOME FUND, these limits generally are as follows:
- No online or telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days. Any exchange request placed during these hours will not be accepted. On days when the New York Stock Exchange is scheduled to close early, this end-of-day restriction will be adjusted to begin 11^2 hours prior to the scheduled close. (For example, if the New York Stock Exchange is scheduled to close at 1 p.m., Eastern time, the cutoff for online and telephone exchanges will be 11:30 a.m., Eastern time.)

- No more than two exchanges OUT of a fund may be requested online or by telephone within any 12-month period.

     For ALL OTHER VANGUARD FUNDS, the following limits generally apply:

- No more than two substantive "round trips" through a non-money-market fund during any 12-month period. A "round trip" is a redemption OUT of a fund (by any means) followed by a purchase back INTO the same fund (by any means). "Substantive" means a dollar amount that Vanguard determines, in its sole discretion, could adversely affect management of the fund.

-    Round trips must be at least 30 days apart.

     Please note that Vanguard reserves the right to revise or terminate the exchange privilege, limit the amount of any exchange, or reject an exchange, at any time, for any reason. Vanguard also reserves the right to waive or modify the exchange privilege for certain categories of investors. In the event of a conflict between the exchange-privilege limitations of two funds, the stricter policy will apply to the transaction.



OTHER RULES YOU SHOULD KNOW


VANGUARD.COM/(R)/
^REGISTRATION. You can use your personal computer to review your account holdings, to sell or exchange shares of most Vanguard funds, and to perform other transactions. To establish this service, you can register online.
^SOME VANGUARD FUNDS DO NOT PERMIT ONLINE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit online exchanges between 2:30 p.m. and

23

4 p.m., Eastern time on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, Interna tional Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.

TELEPHONE TRANSACTIONS
^AUTOMATIC. In setting up your account, we'll automatically enable you to do business with us by telephone, unless you instruct us otherwise in writing.

^TELE-ACCOUNT/(R)/. To conduct account transactions through Vanguard's automated telephone service, you must first obtain a Personal Identification Number (PIN). Call Tele-Account to obtain a PIN, and allow seven days before using this service.

^PROOF OF A CALLER'S AUTHORITY. We reserve the right to refuse a telephone request if the caller is unable to provide the following information exactly as registered on the account:
-    Ten-digit account number.
-    Complete owner name and address.
-    Primary Social Security or employer identification number.
-    Personal Identification Number (PIN), if applicable.
^SUBJECT TO REVISION. We reserve the right to revise or terminate Vanguard's telephone transaction service at any time, without notice.

^SOME VANGUARD FUNDS DO NOT PERMIT TELEPHONE EXCHANGES BETWEEN 2:30 P.M. AND 4 P.M., EASTERN TIME. To discourage market-timing, the following Vanguard funds generally do not permit telephone exchanges between 2:30 p.m. and 4 p.m., Eastern time, on business days: the U.S. Stock Index Funds, International Stock Index Funds, REIT Index Fund, Balanced Index Fund, Calvert Social Index Fund, International Growth Fund, International Value Fund, International Explorer Fund, and Growth and Income Fund. Funds may be added to or deleted from this list at any time without prior notice to shareholders.


WRITTEN INSTRUCTIONS
^"GOOD ORDER" REQUIRED. We reserve the right to reject any written transaction instructions that are not in "good order." This means that your instructions must include:
 - The fund name and account number.

-    The amount of the transaction (in dollars, shares, or percent).
-    Authorized signatures, as registered on the account.

-    Signature guarantees, if required for the type of transaction.*
-    Any supporting legal documentation that may be required.

*For instance, signature guarantees must be provided by all registered account owners when redemption proceeds are to be sent to a different person or address. Call Vanguard for specific signature-guarantee requirements.

ACCOUNTS WITH MORE THAN ONE OWNER In the case of an account with more than one owner, Vanguard will accept telephone instructions from any one owner or authorized person.


RESPONSIBILITY FOR FRAUD

Vanguard will not be responsible for any account losses due to fraud, so long as we reasonably believe that the person transacting business on an account is authorized to do so. Please take precautions to protect yourself from fraud. Keep your account information private and immediately review any account statements that we send to you. Contact Vanguard immediately about any transactions you believe to be unauthorized.


UNCASHED CHECKS
Please cash your distribution or redemption checks promptly. Vanguard will not pay interest on uncashed checks.

UNUSUAL CIRCUMSTANCES
If you experience difficulty contacting Vanguard online, by telephone, or by Tele-Account, you can send us your transaction request by regular or express mail. See Contacting Vanguard for addresses.

INVESTING WITH VANGUARD THROUGH OTHER FIRMS

You may purchase or sell shares of most Vanguard funds through a financial intermediary, such as a bank, broker, or investment adviser. If you invest with Vanguard through an intermediary, please read that firm's program materials carefully to learn of any rules or fees that may apply.


LOW-BALANCE ACCOUNTS

The Fund reserves the right to convert an investor's Institutional Shares into Investor Shares or Admiral Shares of the Fund if the investor's fund account balance falls below the minimum initial investment. Any such conversion will be preceded by written notice to the investor. No transaction fee will be imposed on share-class conversions.



FUND AND ACCOUNT UPDATES


CONFIRMATION STATEMENTS
We will send you a statement confirming the trade date and amount of your transaction when you buy, sell, exchange, or convert shares.


PORTFOLIO SUMMARIES
We will send you quarterly portfolio summaries to help you keep track of your accounts throughout the year. Each summary shows the market value of your account at the close of

25

the statement period, as well as all distributions, purchases, sales, and exchanges for the current calendar year.

TAX STATEMENTS
We will send you annual tax statements to assist in preparing your income tax returns. These statements, which are generally mailed in January, will report the previous year's dividend and capital gains distributions, proceeds from the sale of shares, and distributions from IRAs or other retirement plans.

AVERAGE-COST REVIEW STATEMENTS
For most taxable accounts, average-cost review statements will accompany the quarterly portfolio summaries. These statements show the average cost of shares that you redeemed during the current calendar year, using the average-cost single-category method, which is one of the methods established by the IRS.


ANNUAL AND SEMIANNUAL REPORTS

Financial reports about Vanguard Total Bond Market Index Fund will be mailed twice a year, in February and August. These comprehensive reports include overviews of the financial markets and specific information concerning the Fund:

-    Performance assessments with comparisons to industry benchmarks.
-    Financial statements with detailed listings of the Fund's holdings.

     To keep the Fund's costs as low as possible (so that you and other shareholders can keep more of the Fund's investment earnings), Vanguard attempts to eliminate duplicate mailings to the same address. When we find that two or more shareholders have the same last name and address, we send just one copy of the Fund report to that address, instead of mailing separate reports to each shareholder, unless you contact our Client Services Department in writing, by telephone, or by e-mail and instruct us otherwise.
     Vanguard can deliver your Fund reports electronically, if you prefer. If you are a registered user of Vanguard.com, you can consent to the electronic delivery of Fund reports by logging on and changing your mailing preference under "My Profile." You can revoke your electronic consent at any time, and we will send paper copies of Fund reports within 30 days of receiving your notice.

CONTACTING VANGUARD


ONLINE
VANGUARD.COM
- Your best source of Vanguard news n For fund, account, and service information
- For most account transactions n For literature requests n 24 hours per day, 7 days per week

VANGUARD TELE-ACCOUNT/(R)/
1-800-662-6273
(ON-BOARD)
-    For automated fund and account information
- For redemptions by check, exchange (subject to certain limitations), or wire n Toll-free, 24 hours per day, 7 days per week

INVESTOR INFORMATION
1-800-662-7447 (SHIP)
(Text telephone at
1-800-952-3335)
-    For fund and service information
-    For literature requests
-    Business hours only

CLIENT SERVICES
1-800-662-2739 (CREW)
(Text telephone at
1-800-749-7273)
-    For account information
-    For most account transactions
-    Business hours only

INSTITUTIONAL DIVISION
1-888-809-8102
-    For information and services for large institutional investors
-    Business hours only

VANGUARD ADDRESSES

REGULAR MAIL (INDIVIDUALS):
The Vanguard Group
P.O. Box 1110
Valley Forge, PA 19482-1110

REGULAR MAIL (INSTITUTIONS):
The Vanguard Group
P.O. Box 2900
Valley Forge, PA 19482-2900

REGISTERED, EXPRESS, OR OVERNIGHT MAIL:

The Vanguard Group
455 Devon Park Drive
Wayne, PA 19087-1815

FUND NUMBER

Please use the specific fund number when contacting us about Vanguard Total Bond Market Index Fund Institutional Shares--222.


The Vanguard Group, Vanguard, Vanguard.com, Plain Talk, Admiral, Vanguard Fund Express, Fund Express, Vanguard Tele-Account, Tele-Account, Explorer, and the ship logo are trademarks of The Vanguard Group, Inc. Calvert Social Index is a trademark of Calvert Group, Ltd., and has been licensed for use by The Vanguard Group, Inc. Vanguard Calvert Social Index Fund is not sponsored, endorsed, sold, or promoted by Calvert Group, Ltd., and Calvert Group, Ltd., makes no representation regarding the advisability of investing in the fund. All other marks are the exclusive property of their respective owners.

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

                   (THIS PAGE INTENTIONALLY LEFT BLANK.)

GLOSSARY OF INVESTMENT TERMS


ACTIVE MANAGEMENT
An investment approach that seeks to exceed the average returns of the financial markets. Active managers rely on research, market forecasts, and their own judgment and experience in selecting securities to buy and sell.

BOND
A debt security (IOU) issued by a corporation, government, or government agency in exchange for the money you lend it. In most instances, the issuer agrees to pay back the loan by a specific date and make regular interest payments until that date.

CAPITAL GAINS DISTRIBUTION
Payment to mutual fund shareholders of gains realized on securities that a fund has sold at a profit, minus any realized losses.

CORPORATE BOND
An IOU issued by a business that wants to borrow money. As with other types of bonds, the issuer promises to repay the borrowed money on a specific date and to make interest payments in the meantime.

CREDIT QUALITY
A measure of a bond issuer's ability to pay interest and principal in a timely manner.

DIVIDEND DISTRIBUTION

Payment to mutual fund shareholders of income from interest or dividends generated by a fund's investments.


EXPENSE RATIO
The percentage of a fund's average net assets used to pay its expenses during a fiscal year. The expense ratio includes management fees, administrative fees, and any 12b-1 distribution fees.

FACE VALUE
The amount to be paid at a bond's maturity; also known as the par value or principal.

INDEX
An unmanaged group of securities whose overall performance is used as a standard to measure investment performance.

INTERNATIONAL DOLLAR-DENOMINATED BOND
A bond denominated in U.S. dollars issued by foreign governments and companies. Because the bond's value is designated in dollars, an investor is not exposed to foreign-currency risk.


INVESTMENT-GRADE
A bond whose credit quality is considered by independent bond-rating agencies, or through independent analysis conducted by a fund's adviser, to be sufficient to ensure timely payment of principal and interest under current economic circumstances. Bonds rated in one of the four highest rating categories are considered "investment-grade"; other bonds may be considered by the adviser to be investment-grade.


MORTGAGE-BACKED SECURITY
A bond or pass-through certificate that represents an interest in an underlying pool of mortgages and is issued by various government agencies or private corporations. Unlike ordinary fixed income securities, mortgage-backed securities include both interest and principal as part of their regular payments.

NET ASSET VALUE (NAV)
The market value of a mutual fund's total assets, minus liabilities, divided by the number of shares outstanding. The value of a single share is also called its share value or share price.

PASSIVE MANAGEMENT
A low-cost investment strategy in which a mutual fund attempts to match--rather than outperform--a particular stock or bond market index; also known as indexing.

TOTAL RETURN
A percentage change, over a specified time period, in a mutual fund's net asset value, assuming the reinvestment of all distributions of dividends and capital gains.

VOLATILITY
The fluctuations in value of a mutual fund or other security. The greater a fund's volatility, the wider the fluctuations in its returns.

YIELD
Income (interest or dividends) earned by an investment, expressed as a percentage of the investment's price.

                                                                     [SHIP LOGO]
                                                              THE VANGUARD GROUP

                                                          Institutional Division
                                                            Post Office Box 2900
                                                     Valley Forge, PA 19482-2900
FOR MORE INFORMATION
If you'd like more information about Vanguard Total Bond Market Index Fund, the following documents are available free upon request:

ANNUAL/SEMIANNUAL REPORTS TO SHAREHOLDERS
Additional information about the Fund's investments is available in the Fund's annual and semiannual reports to shareholders. In the Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)
The SAI provides more detailed information about the Fund.

The current annual and semiannual reports and the SAI are incorporated by reference into (and are thus legally a part of) this prospectus. To receive a free copy of the latest annual or semiannual report or the SAI, or to request additional information about the Fund or other Vanguard funds, please contact us as follows:

If you are an individual investor:
THE VANGUARD GROUP
INVESTOR INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-800-662-7447 (SHIP)

TEXT TELEPHONE:
1-800-952-3335

If you are a client of Vanguard's Institutional Division:
THE VANGUARD GROUP
INSTITUTIONAL INVESTOR
INFORMATION DEPARTMENT
P.O. BOX 2900
VALLEY FORGE, PA 19482-2900

TELEPHONE:
1-888-809-8102

TEXT TELEPHONE:
1-800-952-3335

WORLD WIDE WEB:
WWW.VANGUARD.COM

If you are a current Fund shareholder and would like information about your account, account transactions, and/or account statements, please call:

CLIENT SERVICES DEPARTMENT
TELEPHONE:
1-800-662-2739 (CREW)

TEXT TELEPHONE:
1-800-749-7273

INFORMATION PROVIDED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC)
You can review and copy information about the Fund (including the SAI) at the SEC's Public Reference Room in Washington, DC. To find out more about this public service, call the SEC at 1-202-942-8090. Reports and other information about the Fund are also available on the SEC's Internet site at http://www.sec.gov, or you can receive copies of this information, for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Public Reference Section, Securities and Exchange Commission, Washington, DC 20549-0102.
                                                   Fund's Investment Company Act
                                                           file number: 811-4681

                                               (C) 2003 The Vanguard Group, Inc.
                                                            All rights reserved.
                                                 Vanguard Marketing Corporation,
                                                                    Distributor.


                                                                     I222 042003

                                     PART B

                         VANGUARD/(R)/ BOND INDEX FUNDS
                                  (THE TRUST)

                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 28, 2003


This Statement is not a prospectus but should be read in conjunction with the Trust's current Prospectuses (dated April 28, 2003). To obtain, without charge, a Prospectus or the most recent Annual Report to Shareholders, which contains the Trust's financial statements as hereby incorporated by reference, please call:


                        INVESTOR INFORMATION DEPARTMENT:

                                 1-800-662-7447


                                TABLE OF CONTENTS

DESCRIPTION OF THE TRUST..............................................B-1
INVESTMENT POLICIES...................................................B-3
INVESTMENT LIMITATIONS................................................B-17
SHARE PRICE...........................................................B-18
PURCHASE OF SHARES....................................................B-18
REDEMPTION OF SHARES..................................................B-19
MANAGEMENT OF THE FUNDS...............................................B-20
PORTFOLIO TRANSACTIONS................................................B-26
YIELD AND TOTAL RETURN.............................................. .B-27
FINANCIAL STATEMENT ..................................................B-31
COMPARATIVE INDEXES...................................................B-31
APPENDIX--DESCRIPTION OF BONDS AND RATINGS............................B-38


                            DESCRIPTION OF THE TRUST


ORGANIZATION


The Trust was organized as a Maryland corporation in 1986 and was reorganized as a Delaware statutory trust in May 1998. Prior to its reorganization as a Delaware statutory trust, the Trust was known as Vanguard Bond Index Fund, Inc., The Trust is registered with the United States Securities and Exchange Commission (the Commission) under the Investment Company Act of 1940 (the 1940
Act) as an open-end, diversified management investment company. The Trust currently offers the following funds (and classes thereof):

SHARECLASSES
                                           -----------------------------------
FUND (individually, a Fund; collectively   INVESTOR   ADMIRAL   INSTITUTIONAL
 the Funds)
 -----------------------------------------------------------------------------
 Vanguard/(R)/ Short-Term Bond                Yes       Yes          No
 Index Fund
 Vanguard/(R)/ Intermediate-Term              Yes       Yes          No
 Bond Index Fund
 Vanguard/(R)/ Long-Term Bond Index           Yes        No          No
 Fund
 Vanguard/(R)/ Total Bond Market              Yes       Yes         Yes
 Index Fund

SERVICE PROVIDERS

     CUSTODIAN. JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10017-2070, serves as the Funds' custodian. The custodian is responsible for maintaining the Funds' assets, keeping all necessary accounts and records of Fund assets, and appointing any foreign sub-custodians or foreign securities depositories.

     INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA, 19103-7042, serves as the Funds' independent accountants. The accountants audit the Funds' annual financial statements and provide other related services.

     TRANSFER  AND   DIVIDEND-PAYING   AGENT.  The  Funds'  transfer  agent  and
dividend-paying agent is The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, PA 19355.

CHARACTERISTICS OF THE FUNDS' SHARES

     RESTRICTIONS ON HOLDING OR DISPOSING OF SHARES. There are no restrictions on the right of shareholders to retain or dispose of the Funds' shares, other than the possible future termination of a Fund or share class. Each Fund or class may be terminated by reorganization into another mutual fund or class or by liquidation and distribution of the assets of the fund or class. Unless terminated by reorganization or liquidation, each Fund and share class will continue indefinitely.

     SHAREHOLDER LIABILITY. The Trust is organized under Delaware law, which provides that shareholders of a statutory trust are entitled to the same limitations of personal liability as shareholders of a corporation organized under Delaware law. Effectively, this means that a shareholder of a Fund will not be personally liable for payment of the Fund's debts except by reason of his or her own conduct or acts. In addition, a shareholder could incur a financial loss as a result of a Fund obligation only if the Fund itself had no remaining assets with which to meet such obligation. We believe that the possibility of such a situation arising is extremely remote.


     DIVIDEND RIGHTS. The shareholders of a Fund are entitled to receive any dividends or other distributions declared by the Fund. No shares of a Fund have priority or preference over any other shares of the Fund with respect to distributions. Distributions will be made from the assets of the Fund and will be paid ratably to all shareholders of the Fund (or class) according to the number of shares of the Fund (or class) held by shareholders on the record date. The amount of distributions per share may vary between separate share classes of the Fund based upon differences in the way that expenses are allocated between share classes pursuant to a multiple class plan.


     VOTING RIGHTS. Shareholders are entitled to vote on a matter if: (i) a shareholder vote is required under the 1940 Act; (ii) the matter concerns an amendment to the Declaration of Trust that would adversely affect to a material degree the rights and preferences of the shares of a Fund or any class; or (iii) the trustees determine that it is necessary or desirable to obtain a shareholder vote. The 1940 Act requires a shareholder vote under various circumstances, including to elect or remove trustees upon the written request of shareholders representing 10% or more of a Fund's net assets and to change any fundamental policy of a Fund. Unless otherwise required by applicable law, shareholders of a Fund receive one vote for each dollar of net asset value owned on the record date, and a fractional vote for each fractional dollar of net asset value owned on the record date. However, only the shares of the fund or class affected by a particular matter are entitled to vote on that matter. In addition, each class has exclusive voting rights on any matter submitted to shareholders in which the interests of one class differ from the interests of another. Voting rights are noncumulative and cannot be modified without a majority vote.

     LIQUIDATION RIGHTS. In the event that a Fund is liquidated, shareholders will be entitled to receive a pro rata share of the Fund's net assets. In the event that a class of shares is liquidated, shareholders of that class will be entitled to receive a pro rata share of the Fund's net assets allocated to that class. Shareholders may receive cash, securities, or a combination of the two.

     PREEMPTIVE RIGHTS. There are no preemptive rights associated with the Funds' shares.

     CONVERSION RIGHTS. Shareholders of each Fund may convert their shares into another class of shares of the same Fund upon the satisfaction of any then applicable eligibility requirements.

     REDEMPTION  PROVISIONS.  The Funds' redemption  provisions are described in
their  current   prospectus  and  elsewhere  in  this  Statement  of  Additional
Information.

     SINKING FUND PROVISIONS. The Funds have no sinking fund provisions.

     CALLS OR ASSESSMENT. The Funds' shares, when issued, are fully paid and non-assessable.

TAX STATUS OF THE FUND

Each Fund intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. This special tax status means that the Fund will not be liable for federal tax on income and capital gains distributed to shareholders. In order to preserve its tax status, each Fund must comply with certain requirements. If a Fund fails to meet these requirements in any taxable year, it will be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, will be taxable to shareholders as ordinary income. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions before regaining its tax status as a regulated investment company.


                               INVESTMENT POLICIES


Some of the investment policies described below and in the Funds' prospectuses set forth percentage limitations on a Fund's investment in, or holdings of, certain securities or other assets. Unless otherwise required by law, compliance with these policies will be determined immediately after the acquisition of such securities or assets. Subsequent changes in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the Fund's investment policies and limitations.
     The following policies and explanations supplement each Fund's investment objective and policies set forth in the prospectuses.


     80% POLICY. Under normal circumstances, each Fund invests at least 80% of its net assets in bonds that are part of its target index. In applying this 80% policy, each Fund's assets will include its net assets and any borrowings for investment purposes.

     ASSET-BACKED SECURITIES. Asset-backed securities are securities that represent a participation in, or are secured by and payable from, pools of underlying assets such as debt securities, bank loans, motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property, receivables from revolving credit (i.e., credit card) agreements and other categories of receivables. These underlying assets are securitized through the use of trusts and special purpose entities. Payment of interest and repayment of principal on asset-backed securities may be largely dependent upon the cash flows generated by the underlying assets backing the securities and, in certain cases, may be supported by letters of credit, surety bonds, or other credit enhancements. The rate of principal payments on asset-backed securities is related to the rate of principal payments, including prepayments, on the underlying assets. The credit quality of asset-backed securities depends primarily on the quality of the underlying assets, the level of credit support, if any, provided for the securities, and the credit quality of the credit support provider, if any. The value of asset-backed securities may be affected by the various factors described above and other factors, such as changes in interest rates, the availability of information concerning the pool and its structure, the creditworthiness of the servicing agent for the pool, the originator of the underlying assets, or the entities providing the credit enhancement.
     Asset-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying assets. Prepayments of principal by borrowers or foreclosure or other enforcement action by creditors shorten the term of the underlying assets. The occurrence of prepayments is a function of several factors, such as the level of interest rates, general economic conditions, the location and age of the underlying obligations and other social and demographic conditions. A fund's ability to maintain positions in asset-backed securities is affected by the reductions in the principal amount of the underlying assets resulting from prepayments. A fund's ability to reinvest prepayments of principal (as well as interest and other distributions and sale proceeds) at a comparable yield is subject to generally prevailing interest rates at that time. The value of asset-backed securities varies with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of the underlying securities. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such assets. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, asset-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.

     Because asset-backed securities generally do not have the benefit of a security interest in the underlying assets that is comparable to a mortgage, asset-backed securities present certain additional risks that are not present with mortgage-backed securities. For example, revolving credit receivables are generally unsecured and the debtors on such receivables are entitled to the protection of a number of state and federal consumer credit laws, many of which give debtors the right to set-off certain amounts owed, thereby reducing the balance due. Automobile receivables generally are secured, but by automobiles rather than by real property. Most issuers of automobile receivables permit loan servicers to retain possession of the underlying assets. If the servicer of a pool of underlying assets sells them to another party, there is the risk that the purchaser could acquire an interest superior to that of holders of the asset-backed securities. In addition, because of the large number of vehicles involved in a typical issue of asset-backed securities and technical requirements under state law, the trustee for the holders of the automobile receivables may not have a proper security interest in the automobiles. Therefore, there is the possibility that recoveries on repossessed collateral may not be available to support payments on these securities.


     BORROWING. A fund's ability to borrow money is limited by its investment policies, by the Investment Company Act of 1940, as amended (1940 Act), and by applicable exemptive orders, no-action letters, interpretations and other pronouncements by the Securities and Exchange Commission and its staff (SEC) and any other any regulatory authority having jurisdiction, from time to time. Under the 1940 Act, a fund is required to maintain continuous asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of the fund's total assets made for temporary or emergency purposes. Any borrowings for temporary purposes in excess of 5% of the fund's total assets must maintain continuous asset coverage. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a fund may be required to sell some of its portfolio holdings within three days (excluding Sundays and holidays) to reduce the debt and restore the 300% asset coverage, even though it may be disadvantageous from an investment standpoint to sell securities at that time.
     Borrowing will tend to exaggerate the effect on net asset value of any increase or decrease in the market value of a fund's portfolio. Money borrowed will be subject to interest costs which may or may not be recovered by earnings on the securities purchased. A fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit; either of these requirements would increase the cost of borrowing over the stated interest rate.

     The SEC takes the position that other transactions that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing can be viewed as constituting a form of borrowing by the fund for the purposes of the 1940 Act. These transactions can include entering into reverse repurchase agreements, engaging in mortgage dollar roll transactions, selling securities short (other than short sales against-the-box), buying and selling certain derivatives (such as futures contracts), selling (or writing) put and call options, engaging in sale-buybacks, entering into firm commitment transactions and standby commitment transactions, engaging in when-issued, delayed delivery and forward commitment transactions, and other trading practices that have a leveraging effect on the capital structure of a fund or are economically equivalent to borrowing (additional discussion about a number of these transaction can be found below). A borrowing transaction will not be considered to constitute the issuance of a senior security by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund (1) covers the borrowing transaction by maintaining an offsetting financial position or (2) segregates liquid assets (with such liquidity determined by the adviser in accordance with procedures established by the board of trustees) equal (as determined on a daily mark-to-market basis) in value to the fund's potential economic exposure under the borrowing transaction. A fund may have to buy or sell a security at a disadvantageous time or price in order to cover a borrowing transaction or segregate sufficient liquid assets. In addition, assets so segregated may not be available to satisfy redemptions or for other purposes.


     DEBT SECURITIES. A debt security is a security consisting of a certificate or other evidence of a debt (secured or unsecured) on which the issuing company or governmental body promises to pay the holder thereof a fixed, variable, or floating rate of interest for a specified length of time, and to repay the debt on the specified maturity date. Some debt securities, such as zero coupon bonds, do not make regular interest payments but are issued at a discount to their principal or maturity value. Debt securities include a variety of fixed income obligations, including, but not limited to, corporate bonds, government securities, municipal securities, convertible securities, mortgage-backed securities and asset-backed securities. Debt securities include investment grade securities, non-investment grade securities, and unrated securities. Debt securities are subject to a variety of risks, such as interest rate risk, income risk, call/ prepayment risk, inflation risk, credit risk, and (in the case of foreign securities) country risk and currency risk.


     DEBT SECURITIES -- NON-INVESTMENT GRADE SECURITIES. Non-investment grade securities, also referred to as high- yield securities or junk bonds, are debt securities that are rated lower than the four highest rating categories by an nationally recognized statistical rating organization (for example, lower than Baa3 by Moody's Investors Service, Inc. or lower than BBB - by Standard & Poor's Corporation) or are determined to be of comparable quality by the fund's adviser. These securities are generally considered to be, on balance, predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and will generally involve more credit risk than securities in the investment grade categories. Investment in these securities generally provides greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk.

     Analysis of the creditworthiness of issuers of high yield securities may be more complex than for issuers of investment grade securities. Thus, reliance on credit ratings in making investment decisions entails greater risks for high yield securities than for investment grade debt securities. The success of a fund's adviser in managing high yield securities is more dependent upon its own credit analysis than is the case with investment grade securities.
     Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment grade securities. Some high yield securities were once rated as investment grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.
     The market values of high yield securities tend to reflect individual issuer developments to a greater extent than do investment grade securities, which in general react to fluctuations in the general level of interest rates. High yield securities also tend to be more sensitive to economic conditions than are investment grade securities. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in junk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If an issuer of high yield securities defaults, in addition to risking payment of all or a portion of interest and principal, a fund investing in such securities may incur additional expenses to seek recovery.
     The secondary market on which high yield securities are traded may be less liquid than the market for investment grade securities. Less liquidity in the secondary trading market could adversely affect the ability of a fund to sell a high yield security or the price at which a fund could sell a high yield security, and could adversely affect the daily net asset value of fund shares. When secondary markets for high yield securities are less liquid than the market for investment grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.
     Except as otherwise provided in a fund's prospectus, if a credit rating agency changes the rating of a portfolio security held by a fund, the fund may retain the portfolio security if the adviser deems it in the best interest of shareholders.

     DEBT SECURITIES -- STRUCTURED AND INDEXED SECURITIES. Structured securities (also called structured notes) and indexed securities are derivative debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. The value of the principal of and/or interest on structured and indexed securities is determined by reference to changes in the value of a specific asset, reference rate or index (the reference) or the relative change in two or more references. The interest rate or the principal amount payable upon maturity or redemption may be increased or decreased depending upon changes in the applicable reference. The terms of the structured and indexed securities may provide that in certain circumstances no principal is due at maturity and, therefore, may result in a loss of invested capital. Structured and indexed securities may be positively or negatively indexed, so that appreciation of the reference may produce an increase or a decrease in the interest rate or value of the security at maturity. In addition, changes in the interest rate or the value of the structured or indexed security at maturity may be calculated as a specified multiple of the change in the value of the reference; therefore, the value of such security may be very volatile. Structured and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the reference. Structured or indexed securities may also be more volatile, less liquid and more difficult to accurately price than less complex securities or more traditional debt securities.

     DEBT SECURITIES -- U.S. GOVERNMENT SECURITIES. The term U.S. Government Securities refers to a variety of debt securities which are issued or guaranteed by the United States Treasury, by various agencies of the United States Government, and by various instrumentalities which have been established or sponsored by the United States Government. The term also refers to repurchase agreements collateralized by such securities.
     U.S. Treasury Securities are backed by the full faith and credit of the United States. Other types of securities issued or guaranteed by Federal agencies and U.S. Government sponsored instrumentalities may or may not be backed by the full faith and credit of the United States. The United States Government, however, does not guarantee the market price of any U.S. Government Securities. In the case of securities not backed by the full faith and credit of the United States, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitment.

     Some of the U.S. Government agencies that issue or guarantee securities include the GNMA, Export-Import Bank of the United States, Farmers Home Administration, Federal Housing Administration, Maritime Administration, Small Business Administration, and The Tennessee Valley Authority. An instrumentality of the U.S. Government is a government agency organized under Federal charter with government supervision. Instrumentalities issuing or guaranteeing securities include, among others, Federal Home Loan Banks, and the Federal National Mortgage Association.

     DEBT SECURITIES -- VARIABLE AND FLOATING RATE SECURITIES. Variable and floating rate securities are debt securities that provide for periodic adjustments in the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer's credit quality. There is a risk that the current interest rate on variable and floating rate securities may not accurately reflect existing market interest rates. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries. A demand instrument with a demand notice exceeding seven days may be considered illiquid if there is no secondary market for such security.

     DEBT SECURITIES -- ZERO COUPON AND PAY-IN-KIND SECURITIES. Zero-coupon and pay-in-kind securities are debt securities that do not make regular cash interest payments. Zero-coupon securities generally do not pay interest. Pay-in-kind securities pay interest through the issuance of additional securities. These securities are generally issued at a discount to their principal or maturity value. Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate. While these securities do not pay current cash income, federal income tax law requires the holders of zero-coupon and pay-in-kind securities to include in income each year the portion of the original issue discount and other non-cash income on such securities accrued during that year.


     DERIVATIVES. A derivative is a financial instrument which has a value that is based on--or derived from--the values of other assets, reference rates or indices. Derivatives may relate to a wide variety of underlying references, such as commodities, stocks, bonds, interest rates, currency exchange rates and related indices. Derivatives include futures contracts and options on futures contracts (see additional discussion below), forward agreements (see additional discussion below), options on securities (see additional discussion below), caps, floors, collars, swap agreements (see additional discussion below) and other financial instruments. Some derivatives, such as futures contracts and certain options, are traded on U.S. commodity and securities exchanges, while other derivatives, such as swap agreements, are privately negotiated and entered into in the over-the-counter (OTC) market. The risks associated with the use of derivatives are different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are used by some investors for speculative purposes. Derivatives also may be used for a variety of purposes that do not constitute speculation, such as hedging, risk management, seeking to stay fully invested, seeking to reduce transaction costs, seeking to simulate an investment in equity or debt securities or other investments, seeking to add value by using derivatives to more efficiently implement portfolio positions when derivatives are favorably priced relative to equity or debt securities or other investments, and for other purposes. A fund will not use derivatives for speculative purposes or as leveraged investments that magnify the gains or losses of an investment. There is no assurance that any derivatives strategy used by a fund's adviser will succeed.


     Derivative products are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a derivative requires an understanding not only of the underlying instrument but also of the derivative itself, without the benefit of observing the performance of the derivative under all possible market conditions.
     The use of a derivative agreement involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the other party to the contract (usually referred to as a counterparty) or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit derivatives can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit derivative is based.
     Derivatives may be subject to liquidity risk, which exists when a particular derivative is difficult to purchase or sell. If a derivative transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC derivatives), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price.
     Derivatives may be subject to pricing or basis risk, which exists when a particular derivative becomes extraordinarily expensive relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity.

     Because many derivatives have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the derivative itself. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Accordingly, certain derivative transactions may be considered to constitute borrowing transactions for the purposes of the 1940 Act. Such a derivative transaction will not be considered to constitute the issuance of a senior security by a fund, and therefore such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Like most other investments, derivative instruments are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will incorrectly forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing derivative positions for the fund. If the adviser attempts to use a derivative as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the derivative will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving derivative instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many derivatives, in particular OTC derivatives, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS. Futures contracts and options on futures contracts are derivatives ( see additional discussion above ). A futures contract is a standardized agreement between two parties to buy or sell at a specific time in the future a specific quantity of a commodity at a specific price. The commodity may consist of an asset, a reference rate, or an index. A security futures contract relates to the sale of a specific quantity of shares of a single equity security or a narrow-based securities index. The value of a futures contract tends to increase and decrease in tandem with the value of the underlying commodity. The buyer of a futures contract enters into an agreement to purchase the underlying commodity on the settlement date and is said to be long the contract. The seller of a futures contract enters into an agreement to sell the underlying commodity on the settlement date and is said to be short the contract. The price at which a futures contract is entered into is established by open outcry on the floor of an exchange between exchange members acting as traders or brokers. Open futures contracts can be liquidated or closed out by physical delivery of the underlying commodity or payment of the cash settlement amount on the settlement date, depending on the terms of the particular contract. Some financial futures contracts (such as security futures) provide for physical settlement at maturity. Other financial futures contracts (such as those relating to interest rates, foreign currencies and broad-based securities indices) generally provide for cash settlement at maturity. In the case of cash settled futures contracts, the cash settlement amount is equal to the difference between the final settlement price on the last trading day of the contract and the price at which the contract was entered into. Most futures contracts, however, are not held until maturity but instead are offset before the settlement date through the establishment of an opposite and equal futures position.

     The purchaser or seller of a futures contract is not required to deliver or pay for the underlying commodity unless the contract is held until the settlement date. However, both the purchaser and seller are required to deposit initial margin with a futures commission merchant (FCM) when the futures contract is entered into. Initial margin deposits are typically calculated as a percentage of the contract's market value. If the value of either party's position declines, that party will be required to make additional variation margin payments to settle the change in value on a daily basis. This process is known as marking-to-market. Because the exchange of initial and variation margin payments prior to the settlement date will not represent payment in full for a futures contract, a fund's futures transactions can be considered borrowing transactions. A futures transaction will not be considered to constitute the issuance of a senior security by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


     An option on a futures contract (or futures option) conveys the right, but not the obligation, to purchase (in the case of a call option) or sell (in the case of a put option) a specific futures contract at a specific price (called the exercise or strike price) any time before the option expires. The buyer of a call option is said to go long a futures contract, while the buyer of a put option is said to go short a futures contract. The seller of an option is called an option writer. The purchase price of an option is called the premium. Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case, for example, if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is in-the-money at the expiration date. A call option is in-the-money if the value of the underlying futures contract exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying futures contract. Generally, any profit realized by an option buyer represents a loss for the option writer.

     A fund that takes the position of a writer of a futures option is required to deposit and maintain initial and variation margin with respect to the option, as described above in the case of futures contracts. Because the exchange of initial and variation margin payments prior to the expiration date of the option will not represent payment in full for a futures option, a fund's put and call option transactions can be considered borrowing transactions. A futures option transaction will not be considered to constitute the issuance of a senior security by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."

     Each Fund intends to comply with the Rule 4.5 of the Commodity Futures Trading Commission (CFTC), under which a mutual fund avoids being deemed a commodity pool or a commodity pool operator by limiting its use of futures contracts and futures options to bona fide hedging transactions (as defined by the CFTC) and by limiting the maximum amount or value of those futures and options transactions that do not constitute bona fide hedging transactions. A Fund will only enter into futures contracts and futures options which are standardized and traded on a U.S. or foreign exchange, board of trade, or similar entity, or quoted on an automated quotation system.

     FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS -- RISKS. The risk of loss in trading futures contracts and in writing futures options can be substantial, due to the low margin deposits required, the extremely high degree of leverage involved in futures and options pricing, and the potential high volatility of the futures markets. As a result, a relatively small price movement in a futures position may result in immediate and substantial loss (as well as gain) to the investor. For example, if at the time of purchase, 10% of the value of the futures contract is deposited as margin, a subsequent 10% decrease in the value of the futures contract would result in a total loss of the margin deposit, before any deduction for the transaction costs, if the account were then closed out. A 15% decrease would result in a loss equal to 150% of the original margin deposit if the contract were closed out. Thus, a purchase or sale of a futures contract, and the writing of a futures option, may result in losses in excess of the amount invested in the position. In the event of adverse price movements, a fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements (and segregation requirements, if applicable) at a time when it may be disadvantageous to do so. In addition, on the settlement date, a fund may be required to make delivery of the instruments underlying the futures positions it holds.

     A fund could suffer losses if it is unable to close out a futures contract or a futures option because of an illiquid secondary market. Futures contracts and futures options may be closed out only on an exchange which provides a secondary market for such products. However, there can be no assurance that a liquid secondary market will exist for any particular futures product at any specific time. Thus, it may not be possible to close a futures or option position. Moreover, most futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. The daily limit governs only price movement during a particular trading day and therefore does not limit potential losses, because the limit may prevent the liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of future positions and subjecting some futures traders to substantial losses. The inability to close futures and options positions also could have an adverse impact on the ability to hedge a portfolio investment or to establish a substitute for a portfolio investment.
     A fund bears the risk that its adviser will incorrectly predict future market trends. If the adviser attempts to use a futures contract or a futures option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the futures position will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving futures products can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments.
     A fund could lose margin payments it has deposited with its FCM, if, for example, the FCM breached its agreement with the fund or became insolvent or goes into bankruptcy. In that event, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
     INTERFUND BORROWING AND LENDING. The SEC has issued an exemptive order permitting the Vanguard funds to participate in Vanguard's interfund lending program. This program allows the Vanguard funds to borrow money from and loan money to each other for temporary or emergency purposes. The program is subject to a number of conditions, including the requirement that no fund may borrow or lend money through the program unless it receives a more favorable interest rate than is available from a typical bank for a comparable transaction. In addition, a Vanguard fund may participate in the program only if and to the extent that such participation is consistent with the fund's investment objective and other investment policies. The boards of trustees of the Vanguard funds are responsible for overseeing the interfund lending program.
     LOAN INTERESTS AND DIRECT DEBT INSTRUMENTS. Loan interests and direct debt instruments are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates (in the case of loans and loan participations), to suppliers of goods or services (in the case of trade claims or other receivables), or to other parties. These investments involve a risk of loss in case of the default, insolvency or bankruptcy of the borrower and may offer less legal protection to the purchaser in the event of fraud or misrepresentation, or there may be a requirement that a purchaser supply additional cash to a borrower on demand.
     Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, or are not made in a timely manner, the value of the instrument may be adversely affected. Loans that are fully secured provide more protections than an unsecured loan in the event of failure to make scheduled interest or principal payments. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the borrower's obligation, or that the collateral could be liquidated. Indebtedness of borrowers whose creditworthiness is poor involves substantially greater risks and may be highly speculative. Borrowers that are in bankruptcy or restructuring may never pay off their indebtedness, or may pay only a small fraction of the amount owed. Direct indebtedness of developing countries also involves a risk that the governmental entities responsible for the repayment of the debt may be unable, or unwilling, to pay interest and repay principal when due.
     Investments in loans through direct assignment of a financial institution's interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the purchaser could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is at least conceivable that under emerging legal theories of lender liability, a purchaser could be held liable as a co-lender. Direct debt instruments may also involve a risk of insolvency of the lending bank or other intermediary.
     A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless the purchaser has direct recourse against the borrower, the purchaser may have to rely on the agent to apply appropriate credit remedies against a borrower under the terms of the loan or other indebtedness. If assets held by the agent for the benefit of a purchaser were determined to be subject to the claims of the agent's general creditors, the purchaser might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
     Direct  indebtedness  may  include  letters  of  credit,  revolving  credit facilities, or other standby financing commitments that obligate purchasers to make additional cash payments on demand. These commitments may have the effect of requiring a purchaser to increase its investment in a borrower at a time when it would not otherwise have done so, even if the borrower's condition makes it unlikely that the amount will ever be repaid.
     A fund's investment policies will govern the amount of total assets that it may invest in any one issuer or in issuers within the same industry. For purposes of these limitations, a fund generally will treat the borrower as the issuer of indebtedness held by the fund. In the case of loan participations where a bank or other lending institution serves as financial intermediary between a fund and the borrower, if the participation does not shift to the fund the direct debtor-creditor relationship with the borrower, SEC interpretations require the fund, in some circumstances, to treat both the lending bank or other lending institution and the borrower as issuers for purposes of the fund's investment policies. Treating a financial intermediary as an issuer of indebtedness may restrict a fund's ability to invest in indebtedness related to a single financial intermediary, or a group of intermediaries engaged in the same industry, even if the underlying borrowers represent many different companies and industries.


     MORTGAGE DOLLAR ROLLS. A mortgage dollar roll is a transaction in which a fund sells a mortgage-backed security to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A mortgage-dollar-roll program may be structured to simulate an investment in mortgage-backed securities at a potentially lower cost, or with potentially reduced administrative burdens, than directly holding mortgage-backed securities. A mortgage dollar roll can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a fund pledges a mortgage-backed security to a dealer to obtain cash. Unlike the dealer of reverse repurchase agreements, the dealer with which a fund enters into a mortgage-dollar-roll transaction is not obligated to return the same securities as those originally sold by the fund, but rather only securities which are "substantially identical." To be considered substantially identical, the securities returned to a fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have similar original stated maturities; (4) have identical net coupon rates; (5) have similar market yields (and therefore prices); and (6) satisfy "good delivery" requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within a certain percentage of the initial amount delivered. A mortgage dollar roll may be considered to constitute a borrowing transaction . A mortgage-dollar-roll transaction will not be considered to constitute the issuance of a "senior security" by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and is subject to the risks, described above under the heading "Borrowing." Mortgage dollar rolls will be used only if consistent with a fund's investment objective and strategies and will not be used to leverage a fund's assets or change its risk profile. The proceeds of mortgage-dollar-roll transactions will be invested in high-quality, short-term fixed income securities.


     MORTGAGE-BACKED SECURITIES. Mortgage-backed securities are securities that represent direct or indirect participation in, or are collateralized by and payable from, mortgage loans secured by real property or instruments derived from such loans. Mortgage-backed securities include various types of securities such as government stripped mortgage-backed securities, adjustable rate mortgage-backed securities and collateralized mortgage obligations.
     Generally, mortgage-backed securities represent pools of mortgage loans assembled for sale to investors by various governmental agencies, such as the Government National Mortgage Association (GNMA), by government-related organizations, such as the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corporation (FHLMC), as well as by private issuers, such as commercial banks, savings and loan institutions and mortgage bankers. The average maturity of pass-through pools of mortgage-backed securities in which a fund may invest varies with the maturities of the underlying mortgage instruments. In addition, a pool's stated maturity may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and age of the mortgage. Because prepayment rates of individual mortgage pools vary widely, the average life of a particular pool cannot be predicted accurately (See "Debt Securities - U.S. Government Securities" above) .

     Mortgage-backed securities may be classified as private, government or government-related, depending on the issuer or guarantor. Private mortgage-backed securities represent pass-through pools consisting principally of conventional residential mortgage loans created by non-government issuers, such as commercial banks and savings and loan associations and private mortgage insurance companies. Government mortgage-backed securities are backed by the full faith and credit of the United States. GNMA, the principal U.S. guarantor of these securities, is a wholly-owned U.S. government corporation within the Department of Housing and Urban Development. Government-related mortgage-backed securities are not backed by the full faith and credit of the United States. Issuers include FNMA and FHLMC. FNMA is a government-sponsored corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development. Pass-through securities issued by FNMA are guaranteed as to timely payment of principal and interest by FNMA. FHLMC is a corporate instrumentality of the United States, the stock of which is owned by the Federal Home Loan Banks. Participation certificates representing interests in mortgages from FHLMC's national portfolio are guaranteed as to the timely payment of interest and ultimate collection of principal by FHLMC. Private, government or government-related entities may create mortgage loan pools offering pass-through investments in addition to those described above. The mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than customary.
     Mortgage-backed securities are often subject to more rapid repayment than their stated maturity date would indicate as a result of the pass-through of prepayments of principal on the underlying loans. Prepayments of principal by mortgagors or mortgage foreclosures shorten the term of the mortgage pool underlying the mortgage-backed security. The occurrence of prepayments is a function of several factors including the level of interest rates, general economic conditions, the location and age of the mortgage or other underlying obligations and other social and demographic conditions. A fund's ability to maintain positions in mortgage-backed securities is affected by the reductions in the principal amount of such securities resulting from prepayments. A fund's ability to reinvest prepayments of principal at comparable yield is subject to generally prevailing interest rates at that time. The values of mortgage-backed securities vary with changes in market interest rates generally and the differentials in yields among various kinds of U.S. Government securities, mortgage-backed securities and asset-backed securities. In periods of rising interest rates, the rate of prepayment tends to decrease, thereby lengthening the average life of a pool of mortgages supporting a mortgage-backed security. Conversely, in periods of falling interest rates, the rate of prepayment tends to increase thereby shortening the average life of such a pool. Because prepayments of principal generally occur when interest rates are declining, an investor, such as a fund, generally has to reinvest the proceeds of such prepayments at lower interest rates than those at which its assets were previously invested. Therefore, mortgage-backed securities have less potential for capital appreciation in periods of falling interest rates than other income-bearing securities of comparable maturity.


     MORTGAGE-BACKED SECURITIES -- ADJUSTABLE RATE MORTGAGE-BACKED SECURITIES. Adjustable rate mortgage-backed securities (ARMBSs) have interest rates that reset at periodic intervals. Acquiring ARMBSs permits a fund to participate in increases in prevailing current interest rates through periodic adjustments in the coupons of mortgages underlying the pool on which certificates are based. Such ARMBSs generally have higher current yield and lower price fluctuations than is the case with more traditional fixed income debt securities of comparable rating and maturity. In addition, when prepayments of principal are made on the underlying mortgages during periods of rising interest rates, a fund can reinvest the proceeds of such prepayments at rates higher than that at which they were previously invested. Mortgages underlying most ARMBs, however, have limits on the allowable annual or lifetime increases that can be made in the interest rate that the mortgagor pays. Therefore, if current interest rates rise above such limits over the period of the limitation, a fund holding an ARMBS does not benefit from further increases in interest rates. Moreover, when interest rates are in excess of coupon rates (i.e., the rates being paid by mortgagors) of the mortgages, ARMBSs behave more like fixed income securities and less like adjustable rate securities. In addition, during periods of rising interest rates, increases in the coupon rate of adjustable rate mortgages generally lag current market interest rates slightly, thereby creating the potential for capital depreciation on such securities.


     MORTGAGE-BACKED   SECURITIES  --   COLLATERALIZED   MORTGAGE   OBLIGATIONS.
Collateralized mortgage obligations (CMOs) are mortgage-backed securities that are collateralized by whole loan mortgages or mortgage pass-through securities.

The bonds issued in a CMO transaction are divided into groups, and each group of bonds is referred to as a tranche. Under the traditional CMO structure, the cash flows generated by the mortgages or mortgage pass-through securities in the collateral pool are used to first pay interest and then pay principal to the CMO bondholders. The bonds issued under a traditional CMO structure are retired sequentially as opposed to the pro-rata return of principal found in traditional pass-through obligations. Subject to the various provisions of individual CMO issues, the cash flow generated by the underlying collateral (to the extent it exceeds the amount required to pay the stated interest) is used to retire the bonds. Under a CMO structure, the repayment of principal among the different tranches is prioritized in accordance with the terms of the particular CMO issuance. The fastest-pay tranches of bonds, as specified in the prospectus for the issuance, would initially receive all principal payments. When those tranches of bonds are retired, the next tranche, or tranches, in the sequence, as specified in the prospectus, receive all of the principal payments until they are retired. The sequential retirement of bond groups continues until the last tranche is retired. Accordingly, the CMO structure allows the issuer to use cash flows of long maturity, monthly-pay collateral to formulate securities with short, intermediate and long final maturities and expected average lives (and risk characteristics).

     In recent years, new types of CMO tranches have evolved. These include floating rate CMOs, planned amortization classes, accrual bonds and CMO residuals. These newer structures affect the amount and timing of principal and interest received by each tranche from the underlying collateral. Under certain of these new structures, given classes of CMOs have priority over others with respect to the receipt of prepayments on the mortgages. Therefore, depending on the type of CMOs in which a fund invests, the investment may be subject to a greater or lesser risk of prepayment than other types of mortgage-backed securities.
     The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.


     MORTGAGE-BACKED SECURITIES -- STRIPPED MORTGAGE-BACKED SECURITIES. Stripped mortgage-backed securities (SMBSs) are derivative multi-class mortgage-backed securities. SMBS may be issued by agencies or instrumentalities of the U.S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose entities formed or sponsored by any of the foregoing.
     SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the IO class), while the other class will receive all of the principal (the principal-only or PO class). The price and yield-to-maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a fund's yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a fund may fail to recoup some or all of its initial investment in these securities even if the security is in one of the highest rating categories.


     Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be deemed illiquid and subject to a fund's limitations on investment in illiquid securities.


     OPTIONS. An option is a derivative (see additional discussion above). An option on a security (or index) is a contract that gives the holder of the option, in return for the payment of a premium, the right, but not the obligation, to buy from (in the case of a call option) or sell to (in the case of a put option) the writer of the option the security underlying the option (or the cash value of the index) at a specified exercise price at any time during the term of the option. The writer of an option on a security has the obligation upon exercise of the option (i) to deliver the underlying security upon payment of the exercise price (in the case of a call option) or (ii) to pay the exercise price upon delivery of the underlying security (in the case of a put option). The writer of an option on an index has the obligation upon exercise of the option to pay an amount equal to the cash value of the index minus the exercise price, multiplied by the specified multiplier for the index option. The multiplier for an index option determines the size of the investment position the option represents. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the purchaser or writer greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.


     The buyer of a call option is said to go long on the underlying position, while the buyer of a put option is said to go short the underlying position. The seller of an option is called an option writer. The purchase price of an option is called the premium. Although the potential loss to an option buyer is limited to the amount of the premium plus transaction costs, that person can lose the entire amount of the premium. This will be the case if the option is held and not exercised prior to its expiration date. Generally, an option writer sells options with the goal of obtaining the premium paid by the option buyer, but that person could also seek to profit from an anticipated rise or decline in option prices. If an option sold by an option writer expires without being exercised, the writer retains the full amount of the premium. The option writer, however, has unlimited economic risk because its potential loss, except to the extent offset by the premium received when the option was written, is equal to the amount the option is in-the-money at the expiration date. A call option is in-the-money if the value of the underlying position exceeds the exercise price of the option. A put option is in-the-money if the exercise price of the option exceeds the value of the underlying position. Generally, any profit realized by an option buyer represents a loss for the option writer. The writing of an option will not be considered to constitute the issuance of a senior security by a fund for purposes of the 1940 Act, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."



     If a  trading  market in  particular  options  were to become  unavailable, investors in those options (such as the funds) would be unable to close out their positions until trading resumes, and they may be faced with substantial losses if the value of the underlying interest moves adversely during that time. Even if the market were to remain available, there may be times when options prices will not maintain their customary or anticipated relationships to the prices of the underlying interests and related interests. Lack of investor interest, changes in volatility, or other factors or conditions might adversely affect the liquidity, efficiency, continuity or even the orderliness of the market for particular options.
     A fund bears the risk that its adviser will not accurately predict future market trends. If the adviser attempts to use an option as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the option will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving options can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many options, in particular OTC options, are complex and often valued based on subjective factors. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
     OTHER INVESTMENT COMPANIES. A Fund may invest in other investment companies to the extent permitted by applicable law or SEC order. Under the 1940 Act, a fund generally may invest up to 10% of its assets in shares of investment companies and up to 5% of its assets in any one investment company as long as the investment does not represent more than 3% of the voting stock of the acquired investment company. If a fund invests in investment companies, shareholders will bear not only their proportionate share of the fund's expenses (including operating expenses and the fees of the adviser), but also, indirectly, the similar expenses of the underlying investment companies. Shareholders would also be exposed to the risks associated not only to the investments of the fund but also to the portfolio investments of the underlying investment companies. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that typically trade on a stock exchange or over-the-counter at a premium or discount to their net asset value. Others are continuously offered at net asset value but also may be traded in the secondary market.
     REPURCHASE AGREEMENTS. A repurchase agreement is an agreement under which a fund acquires a fixed income security (generally a security issued by the U.S. Government or an agency thereof, a banker's acceptance, or a certificate of deposit) from a commercial bank, broker, or dealer, and simultaneously agrees to resell such security to the seller at an agreed upon price and date (normally, the next business day). Because the security purchased constitutes collateral for the repurchase obligation, a repurchase agreement may be considered a loan that is collateralized by the security purchased for purposes of the 1940 Act. The resale price reflects an agreed upon interest rate effective for the period the instrument is held by a fund and is unrelated to the interest rate on the underlying instrument. In these transactions, the securities acquired by a fund (including accrued interest earned thereon) must have a total value in excess of the value of the repurchase agreement and are held by a custodian bank until repurchased. In addition, the board of trustees will monitor a fund's repurchase agreement transactions generally and will establish guidelines and standards for review by the investment adviser of the creditworthiness of any bank, broker, or dealer party to a repurchase agreement relating to a fund. The use of repurchase agreements involves certain risks. One risk is the seller's ability to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in disposing of the collateral, which would reduce the amount realized thereon. If the seller seeks relief under the bankruptcy laws, the disposition of the collateral may be delayed or limited. For example, if the other party to the agreement becomes insolvent and subject to liquidation or reorganization under the bankruptcy or other laws, a court may determine that the underlying security is collateral for a loan by the fund not within its control and therefore the realization by the fund on such collateral may be automatically stayed. Finally, it is possible that the fund may not be able to substantiate its interest in the underlying security and may be deemed an unsecured creditor of the other party to the agreement.

     RESTRICTED AND ILLIQUID SECURITIES. Illiquid securities are securities that can not be sold or disposed of in the ordinary course of business within seven business days at approximately the value at which they are being carried on a fund's books. Illiquid securities may include a wide variety of investments, such as repurchase agreements maturing in more than seven days, OTC options contracts and certain other derivatives (including certain swap agreements), fixed time deposits that are not subject to prepayment or do not provide for withdrawal penalties upon prepayment (other than overnight deposits), participation interests in loans, municipal lease obligations, commercial paper issued pursuant to Section 4(2) of the Securities Act of 1933, as amended (1933
Act), and securities whose disposition is restricted under the federal securities laws. Illiquid securities include restricted, privately placed securities that, under the federal securities laws, generally may be resold only to qualified institutional buyers. If a substantial market develops for a restricted security (or other illiquid investment) held by a fund, it may be treated as a liquid security, in accordance with procedures and guidelines approved by the board of trustees. This generally includes securities that are unregistered that can be sold to qualified institutional buyers in accordance with Rule 144A under the 1933 Act or securities that are exempt from registration under the 1933 Act, such as commercial paper. While a fund's adviser monitors the liquidity of restricted securities on a daily basis, the board of trustees oversees and retains ultimate responsibility for the adviser's decisions. Several factors that the board considers in monitoring these decisions include the valuation of a security, the availability of qualified institutional buyers, brokers and dealers that trade in the security, and the availability of information about the security's issuer.


     REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a security to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase that security at an agreed-upon price and time. Under a reverse repurchase agreement, the fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. Reverse repurchase agreements involve the risk that the market value of securities retained by the fund may decline below the repurchase price of the securities sold by the fund which it is obligated to repurchase. A reverse repurchase agreement may be considered a borrowing transaction for purposes of the 1940 Act. A reverse repurchase agreement transaction will not be considered to constitute the issuance of a senior security by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing." A Fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been reviewed and found satisfactory by the adviser.
     SECURITIES LENDING. A Fund may lend its investment securities to qualified institutional investors (typically brokers, dealers, banks, or other financial institutions) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities, or completing arbitrage operations. By lending its investment securities, a fund attempts to increase its net investment income through the receipt of interest on the loan. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the fund. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. These delays and costs could be greater for foreign securities. If a fund is not able to recover the securities loaned, a fund may sell the collateral and purchase a replacement investment in the market. The value of the collateral could decrease below the value of the replacement investment by the time the replacement investment is purchased.

Cash received as collateral through loan transactions may be invested in other eligible securities. Investing this cash subjects that investment, as well as the securities loaned, to market appreciation or depreciation.

     The terms and the structure and the aggregate amount of securities loans must be consistent with the 1940 Act, and the rules or interpretations of the SEC thereunder. These provisions limit the amount of securities a fund may lend to 33-1/3% of the fund's total assets, and require that (1) the borrower pledge and maintain with the fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States Government having at all times not less than 100% of the value of the securities loaned,
(2) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower marks to the market on a daily basis), (3) the loan be made subject to termination by the fund at any time, and (4) the fund receive reasonable interest on the loan (which may include the fund's investing any cash collateral in interest bearing short-term investments), any distribution on the loaned securities and any increase in their market value. Loan arrangements made by each fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. The adviser will then consider the creditworthiness of the borrower, among other things, in making decisions with respect to the lending of securities, subject to oversight by the board of trustees. At the present time, the staff of the SEC does not object if an investment company pays reasonable negotiated fees in connection with loaned securities, so long as such fees are set forth in a written contract and approved by the investment company's trustees, and a fund may pay such fees. In addition, voting rights pass with the loaned securities, but if a material event will occur affecting an investment on loan, the loan must be called and the securities voted.


     SWAP AGREEMENTS. A swap agreement is a derivative ( see additional discussion above ). A swap agreement is an agreement between two parties (counterparties) to exchange payments at specified dates (periodic payment dates) on the basis of a specified amount (notional amount) with the payments calculated with reference to a specified asset, reference rate or index.
     Examples of swap agreements include, but are not limited to, interest rate swaps, credit default swaps, equity swaps, commodity swaps, foreign currency swaps, index swaps and total return swaps. Most swap agreements provide that when the periodic payment dates for both parties are the same, payments are netted and only the net amount is paid to the counterparty entitled to receive the net payment. Consequently, a fund's current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each counterparty. Swap agreements allow for a wide variety of transactions. For example, fixed rate payments may be exchanged for floating rate payments; U.S. dollar-denominated payments may be exchanged for payments denominated in a different currency; and payments tied to the price of one asset, reference rate or index may be exchanged for payments tied to the price of another asset, reference rate or index.
     An option on a swap agreement, also called a swaption, is an option that gives the buyer the right, but not the obligation, to enter into a swap on a future date in exchange for paying a market-based premium. A receiver swaption gives the owner the right to receive the total return of a specified asset, reference rate or index. A payer swaption gives the owner the right to pay the total return of a specified asset, reference rate or index. Swaptions also include options that allow an existing swap to be terminated or extended by one of the counterparties.
     The use of swap agreements by a fund entails certain risks, which may be different from, or possibly greater than, the risks associated with investing directly  in the  securities  and  other  traditional  investments  that are the referenced asset for the swap agreement. Swaps are highly specialized instruments that require investment techniques and risk analyses different from those associated with stocks, bonds and other traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions.
     Swap agreements may be subject to liquidity risk, which exists when a particular swap is difficult to purchase or sell. If a swap transaction is particularly large or if the relevant market is illiquid (as is the case with many OTC swaps), it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses. In addition, a swap transaction may be subject to a fund's limitation on investments in illiquid securities.
     Swap agreements may be subject to pricing risk, which exists when a particular swap becomes extraordinarily expensive (or cheap) relative to historical prices or the prices of corresponding cash market instruments. Under certain market conditions, it may not be economically feasible to initiate a transaction or liquidate a position in time to avoid a loss or take advantage of an opportunity or to realize the intrinsic value of the swap agreement.

Because some swap agreements have a leverage or borrowing component, adverse changes in the value or level of the underlying asset, reference rate or index can result in a loss substantially greater than the amount invested in the swap itself. Certain swaps have the potential for unlimited loss, regardless of the size of the initial investment. Certain swap transactions may be considered to constitute borrowing transactions for purposes of the 1940 Act. Such a swap transaction will not be considered to constitute the issuance of a senior security by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."
     Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a fund's interest. A fund bears the risk that its adviser will not accurately forecast future market trends or the values of assets, reference rates, indices or other economic factors in establishing swap positions for the fund. If the adviser attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other fund investments. Many swaps, in particular OTC swaps, are complex and often valued subjectively. Improper valuations can result in increased cash payment requirements to counterparties or a loss of value to a fund.
     The use of a swap agreement also involves the risk that a loss may be sustained as a result of the insolvency or bankruptcy of the counterparty or the failure of the counterparty to make required payments or otherwise comply with the terms of the agreement. Additionally, the use of credit default swaps can result in losses if a fund's adviser does not correctly evaluate the creditworthiness of the issuer on which the credit swap is based.


     The swaps market is a relatively new market and is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a fund's ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF FUTURES CONTRACTS. A fund is required for federal income tax purposes to recognize as income for each taxable year its net unrealized gains and losses on certain futures contracts as of the end of the year as well as those actually realized during the year. In these cases, any gain or loss recognized with respect to a futures contract is considered to be 60% long-term capital gain or loss and 40% short-term capital gain or loss, without regard to the holding period of the contract. Gains and losses on certain other futures contracts (primarily non-U.S. futures contracts) are not recognized until the contracts are closed and are treated as long-term or short-term depending on the holding period of the contract. Sales of futures contracts which are intended to hedge against a change in the value of securities held by a fund may affect the holding period of such securities and, consequently, the nature of the gain or loss on such securities upon disposition. A fund may be required to defer the recognition of losses on one position, such as futures contracts, to the extent of any unrecognized gains on a related offsetting position held by the fund.
     In order for a fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities, gains from the sale of securities or of foreign currencies or other income derived with respect to the fund's business of investing in securities or currencies. It is anticipated that any net gain recognized on futures contracts will be considered qualifying income for purposes of the 90% requirement.
     A fund will distribute to shareholders annually any net capital gains which have been recognized for federal income tax purposes on futures transactions. Such distributions will be combined with distributions of capital gains realized on the fund's other investments and shareholders will be advised on the nature of the distributions.

     TAX MATTERS -- FEDERAL TAX TREATMENT OF NON-U.S. TRANSACTIONS. Special rules govern the Federal income tax treatment of certain transactions denominated in terms of a currency other than the U.S. dollar or determined by reference to the value of one or more currencies other than the U.S. dollar. The types of transactions covered by the special rules include the following: (1) the acquisition of, or becoming the obligor under, a bond or other debt instrument (including, to the extent provided in Treasury regulations, preferred stock); (2) the accruing of certain trade receivables and payables; and (3) the entering into or acquisition of any forward contract, futures contract, option or similar financial instrument if such instrument is not marked to market. The disposition of a currency other than the U.S. dollar by a taxpayer whose functional currency is the U.S. dollar is also treated as a transaction subject to the special currency rules.

     TEMPORARY INVESTMENTS. A Fund may take temporary defensive measures that are inconsistent with the fund's normal fundamental or non-fundamental investment policies and strategies in response to adverse market, economic, political or other conditions as determined by the adviser. Such measures could include, but are not limited to, investments in (1) highly liquid short-term fixed income securities issued by or on behalf of municipal or corporate issuers, obligations of the U.S. Government and its agencies, commercial paper, and bank certificates of deposit; (2) shares of other investment companies which have investment objectives consistent with those of the fund; (3) repurchase agreements involving any such securities; and (4) other money market instruments. There is no limit on the extent to which the fund may take temporary defensive measures. In taking such measures, the fund may fail to achieve its investment objective.


     WHEN-ISSUED, DELAYED DELIVERY, AND FORWARD COMMITMENT TRANSACTIONS. When-issued, delayed delivery, and forward commitment transactions involve a commitment to purchase or sell specific securities at a predetermined price or yield in which payment and delivery take place after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered. When purchasing securities pursuant to one of these transactions, the purchaser assumes the rights and risks of ownership, including the risks of price and yield fluctuations and the risk that the security will not be issued as anticipated. Because payment for the securities is not required until the delivery date, these risks are in addition to the risks associated with a fund's investments. When a fund has sold a security pursuant to one of these transactions, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, a fund could miss a favorable price or yield opportunity or suffer a loss. A fund may renegotiate a when-issued or forward transaction and may sell the underlying securities before delivery, which may result in capital gains or losses for the fund. When-issued, delayed delivery and forward commitment transactions may be considered to constitute borrowing transactions for the purposes of the 1940 Act. When-issued, delayed delivery and forward commitment transactions will not be considered to constitute the issuance of a senior security by a fund, and such transaction will not be subject to the 300% asset coverage requirement otherwise applicable to borrowings by a fund, if the fund covers the transaction or segregates sufficient liquid assets in accordance with the requirements, and subject to the risks, described above under the heading "Borrowing."


                             INVESTMENT LIMITATIONS

Each Fund is subject to the following fundamental investment limitations, which cannot be changed in any material way without the approval of the holders of a majority of the Fund's outstanding voting shares. For these purposes, a "majority" of shares means the lesser of: (i) shares representing 67% or more of the Fund's net assets voted, so long as shares representing more than 50% of the Fund's net assets are present or represented by proxy; or (ii) shares representing more than 50% of the Fund's net assets.

     BORROWING. Each Fund may not borrow money in excess of 15% of its net assets, and any borrowings by a Fund must comply with all applicable regulatory requirements.

     COMMODITIES. Each Fund may not invest in commodities, except that it may invest in futures contracts and options transactions. No more than 5% of a Fund's total assets may be used as initial margin deposit for futures contracts, and no more than 20% of the Fund's total assets may be invested in futures contracts or options at any time.

     DIVERSIFICATION. With respect to 75% of its total assets, each Fund may not: (1) purchase more than 10% of the outstanding voting securities of any one issuer; or (2) purchase securities of any issuer if, as a result, more than 5% of the Fund's total assets would be invested in that issuer's securities. This limitation does not apply to obligations of the United States Government, its agencies, or instrumentalities.

     ILLIQUID SECURITIES. Each Fund may not acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid.

     INDUSTRY CONCENTRATION. Each Fund will not invest more than 25% of its total assets in any one industry except as necessary to approximate the composition of its target index.

     INVESTING FOR CONTROL. Each Fund may not invest in a company for purpose of controlling its management.

     LOANS. Each Fund may not lend money to any person except by purchasing fixed income securities that are publicly distributed or customarily purchased by institutional investors, by entering into repurchase agreements, by lending its portfolio securities, or through Vanguard's interfund lending program.

     MARGIN. Each Fund may not purchase securities on margin or sell securities short, except as permitted by the Fund's investment policies relating to commodities.


     OIL, GAS, MINERALS. Each Fund may not invest interests in in oil, gas, or other mineral exploration or development programs.


     PLEDGING ASSETS. Each Fund may not pledge, mortgage, or hypothecate more than 15% of its net assets.

     REAL ESTATE. Each Fund may not invest directly in real estate, although it may invest in securities of companies that deal in real estate and bonds secured by real estate.

     SENIOR SECURITIES. Each Fund may not issue senior securities.

     UNDERWRITING. Each Fund may not act as an underwriter of another issuer's securities, except to the extent that the Fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended, in connection with the purchase and sale of portfolio securities.
     The investment limitations set forth above are considered at the time investment securities are purchased. If a percentage restriction is adhered to at the time the investment is made, a later increase in percentage resulting from a change in the market value of assets will not constitute a violation of such restriction.
     None of these limitations prevents a Fund from participating in The Vanguard Group, Inc. (Vanguard). As a member of The Vanguard Group of Investment Companies, the Trust may own securities issued by Vanguard, make loans to Vanguard, and contribute to Vanguard's costs or other financial requirements. See "Management of the Funds" for more information.

                                   SHARE PRICE

Each Fund's share price, called its net asset value, or NAV, is calculated each business day as of the close of regular trading on the New York Stock Exchange (the Exchange), generally 4 p.m., Eastern time. NAV per share is computed by dividing the net assets allocated to each share class by the number of Fund shares outstanding for that class.
     The Exchange typically observes the following holidays: New Year's Day, Martin Luther King Jr. Day, President's Day, Good Friday, Memorial day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although the Funds expect the same holidays to be observed in the future, the Exchange may modify its holiday schedule or hours of operation at any time.


                               PURCHASE OF SHARES

PURCHASE PRICE. The purchase price of shares of each Fund is the NAV per share next determined after the purchase request is received in good order, as defined in the Fund's prospectus. A purchase order received before the close of regular trading on the Exchange will be executed at the NAV computed on the date of receipt; a purchase order received after the close of regular trading on the Exchange will be executed at the NAV computed on the next day the Exchange is open.

RIGHTS RESERVED. Each Fund reserves the right in its sole discretion to: (1) suspend the offering of its shares; (2) reject purchase orders, including a purchase by exchange from another Vanguard fund, if management determines such rejection is in the best interest of the Fund; (3) increase or decrease the minimum amount required to open and maintain an account, without prior notice;
(4) impose a transaction fee on a purchase of the Fund's shares if the purchase, in the opinion of the adviser, would disrupt the efficient management of the Fund; and (5) reduce or waive the minimum investment for, or any other restrictions on, initial and subsequent investments for certain categories of investors or under circumstances where certain economies can be achieved in sales of the Fund's shares.

     MORE ON PURCHASE TRANSACTION FEES. As stated above, each Fund reserves the right to impose a transaction fee on any purchase of fund shares that, in the opinion of the adviser, would disrupt efficient management of the Fund. The adviser currently believes that it may be necessary to impose the transaction fees specified in the following table if an investor's aggregate purchases into any Fund over a twelve-month period exceed, or are expected to exceed, the indicated amounts.

FUND                                    TRANSACTION FEE      AGGREGATE PURCHASES
----                                    ---------------      -------------------
Vanguard Total Bond Market Index Fund        0.18%             Over $500 million
Vanguard Short-Term Bond Index Fund          0.15              Over $100 million
Vanguard Intermediate-Term Bond Index Fund   0.23              Over $100 million
Vanguard Long-Term Bond Index Fund           0.21               Over $25 million

When applicable, purchase transaction fees will be imposed on the aggregate amount of an investor's purchases. Fees are based on the adviser's estimate of the transaction costs incurred by each Fund in accepting new investments, which depends on the types of securities in which each Fund invests. Fees may be waived or reduced, however, if an investor's purchases can be offset by other shareholders' redemptions from a Fund. Prospective investors may determine whether the fee will be imposed on their investments by calling Vanguard's Institutional Division.


INVESTING  WITH  VANGUARD  THROUGH OTHER FIRMS
The Fund has authorized certain agents to accept on its behalf purchase and redemption orders, and those agents are authorized to designate other intermediaries to accept purchase and redemption orders on the Fund's behalf (collectively, Authorized Agents). The Fund will be deemed to have received a purchase or redemption order when an Authorized Agent accepts the order in accordance with the Fund's instructions. A customer order that is properly transmitted to the Fund by an Authorized Agent will be priced at the Fund's net asset value next determined after the order is received by the agent.


                              REDEMPTION OF SHARES

     REDEMPTION PRICE. The redemption price of shares of each Fund is the NAV next determined after the redemption request is received in good order, as defined in the Fund's prospectus. A redemption order received before the close of regular trading on the Exchange will be executed at the NAV computed on the date of receipt; a redemption order received after the close of regular trading on the Exchange will be executed at the NAV computed on the next day that the Exchange is open.

     RIGHTS RESERVED. Each Fund may suspend redemption privileges or postpone the date of payment for redeemed shares: (1) during any period that the Exchange is closed or trading on the Exchange is restricted as determined by the Commission; (2) during any period when an emergency exists, as defined by the Commission, as a result of which it is not reasonably practicable for the Fund to dispose of securities it owns or to fairly determine the value of its assets; and (3) for such other periods as the Commission may permit.

Each Fund has made an election with the Commission to pay in cash all redemption requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period.

     If Vanguard determines that it would be detrimental to the best interests of the remaining shareholders of each Fund to make payment wholly or partly in cash, the Fund may pay the redemption price in whole or in part by a distribution in kind of readily marketable securities held by the Fund in lieu of cash in conformity with applicable rules of the Commission. Investors may incur brokerage charges on the sale of such securities received in payment of redemptions.


                             MANAGEMENT OF THE FUNDS


THE VANGUARD GROUP
Each Fund is a member of The Vanguard Group of Investment Companies, which consists of more than 100 funds. Through their jointly-owned subsidiary, The Vanguard Group, Inc., the funds obtain at cost virtually all of their corporate management, administrative, and distribution services. Vanguard also provides investment advisory services on an at-cost basis to several of the Vanguard funds.
     Vanguard employs a supporting staff of management and administrative personnel needed to provide the requisite services to the funds and also furnishes the funds with necessary office space, furnishings, and equipment. Each fund pays its share of Vanguard's total expenses, which are allocated among the funds under methods approved by the board of trustees of each fund. In addition, each fund bears its own direct expenses, such as legal, auditing and custodian fees.
     The funds' officers are also officers and employees of Vanguard. No officer or employee owns, or is permitted to own, any securities of any external adviser for the funds.
     Vanguard, Vanguard Marketing Corporation, the funds' advisers, and the funds have adopted Codes of Ethics designed to prevent employees who may have access to nonpublic information about the trading activities of the funds (access persons) from profiting from that information. The Codes permit access persons to invest in securities for their own accounts, including securities that may be held by a fund, but place substantive and procedural restrictions on the trading activities of access persons. For example, the Codes require that access persons receive advance approval for every securities trade to ensure that there is no conflict with the trading activities of the funds.
     Vanguard was established and operates under an Amended and Restated Funds' Service Agreement, which was approved by the shareholders of each of the funds. The Amended and Restated Funds' Service Agreement provides as follows: (1) each Vanguard fund may be called upon to invest a up to 0.40% of its current net assets in Vanguard; and (2) there is no other limitation on the dollar amount that each Vanguard fund may contribute to Vanguard's capitalization. The amounts that each of the funds has invested are adjusted from time to time in order to maintain the proportionate relationship between each fund's relative net assets and its contribution to Vanguard's capital. As of December 21, 2002, the Funds had contributed capital of $5,846,000 to Vanguard, representing 0.02% of each Fund's net assets and 5.85% of Vanguard's capitalization.

     MANAGEMENT. Corporate management and administrative services include: (1) executive staff; (2) accounting and financial; (3) legal and regulatory; (4) shareholder account maintenance; (5) monitoring and control of custodian relationships; (6) shareholder reporting; and (7) review and evaluation of advisory and other services provided to the funds by third parties.

     DISTRIBUTION. Vanguard Marketing Corporation, a wholly-owned subsidiary of Vanguard, provides all distribution and marketing activities for the funds. The principal distribution expenses are for advertising, promotional materials, and marketing personnel. Distribution services may also include organizing and offering to the public, from time to time, one or more new investment companies that will become members of Vanguard. The funds' trustees review and approve the amount to be spent annually on distribution activities, as well as the manner and amount to be spent on each fund. The trustees also determine whether to organize new investment companies.
     One half of the distribution expenses of a marketing and promotional nature is allocated among the funds based upon their relative net assets. The remaining half of those expenses is allocated among the funds based upon each fund's sales for the preceding 24 months relative to the total sales of the funds as a group, provided, however, that no funds aggregate quarterly rate of contribution for distribution expenses of a marketing and promotional nature shall exceed 125% of average distribution expense rate for Vanguard, and that no fund shall incur annual distribution expenses in excess of 0.20 of 1% of its average month-end net assets.
     During the fiscal years ended December 2000, 2001, and 2002, the Funds paid the following approximate amounts of Vanguard's management and administrative (including transfer agency), distribution, and marketing expenses:

FUND                                         2000          2001          2002
----                                       -----------   ------------  -----------
Vanguard Total Bond Market Index Fund      $23,849,000   $31,736,000   $39,400,000
Vanguard Short-Term Bond Index Fund          2,275,000     3,093,000     4,705,000
Vanguard Intermediate-Term Bond Index Fund   2,914,000     3,891,000     5,055,000
Vanguard Long-Term Bond Index Fund             671,000       896,000     1,241,000


     Vanguard provides investment advisory services to the Funds and several other Vanguard funds. These services are provided on an at-cost basis from an experienced investment management staff employed directly by Vanguard. During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds paid the following approximate amounts of Vanguard's expenses relating to investment advisory services:

FUND                                         2000          2001          2002
----                                       -----------     ------------  -----------
Vanguard Total Bond Market IndexFund       $1,539,000    $2,378,000    $3,054,000
Vanguard Short-Term Bond Index Fund           132,000       199,000       315,000
Vanguard Intermediate-Term Bond Index Fund    169,000       247,000       348,000
Vanguard Long-Term Bond Index Fund             40,000        61,000        81,000


                          INVESTMENT ADVISORY SERVICES


Each Fund's board of trustees oversees the Fund's management and performance on a regular basis. In addition, the board considers annually whether each Fund and its shareholders continue to benefit from the internalized management structure whereby the Fund receives investment management services at cost from Vanguard's Fixed Income Group. Vanguard provides the board with monthly, quarterly, and annual analyses of the Fixed Income Group's performance. In addition, Vanguard provides the board with quarterly self-evaluations and certain other information the board deems important to evaluate the short- and long-term performance of each Fund's internalized management. Each Fund's portfolio managers meet with the board periodically to discuss the management and performance of the Fund.
     When considering whether to continue the internalized management structure of each Fund, the board examines several factors, but does not identify any particular factor as controlling their decision. Some of the factors considered by the board include: the nature, extent and quality of the services provided as well as other material facts, such as the investment performance of the fund's assets and the fair market value of services provided. The board also considers information detailing Vanguard's control of the investment expenses of each Fund, such as transaction costs, including the ways in which portfolio transactions for the Funds are conducted and brokers are selected.
     The board also reviews the investment performance of each Fund compared with a peer group of funds and an appropriate index or combination of indexes, in addition to a comparative analysis of expense ratios of, and advisory fees paid by, similar funds. The following table reflects a sample of the most recent data for each Fund:


                                                      AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                                      ------------------------------------
                                                                                                                     ADVISORY FEES
                                                                                                                   EXPRESSED AS AN
                                                                                                                  ANNUAL EFFECTIVE
                                                1 YEAR ENDED  5 YEARS ENDED  10 YEARS ENDED                     RATE OF THE FUNDS'
                                                  12/31/2002     12/31/2002      12/31/2002     EXPENSE RATIO   AVERAGE NET ASSETS
                                                 -----------  -------------  --------------     -------------   ------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
 INVESTOR SHARES*                                      8.26%          7.10%           7.26%             0.22%                0.01%
Average Intermediate-Term Investment
Grade Bond Fund**                                      8.14           6.26            6.13              0.92                 0.36
Lehman Brothers Aggregate Bond Index                  10.26           7.55            7.51               N/A                  N/A
VANGUARD SHORT-TERM BOND INDEX FUND
 INVESTOR SHARES*                                      6.10%          6.68%          6.46%+             0.21%                0.01%
Average 1-5 Year Investment Grade Bond Fund**          5.55           5.70           5.48+              0.90                 0.34
Lehman Brothers 1-5 Year Government/Credit Index       8.12           7.12           6.76+               N/A                  N/A
 *Information about the Fund's other share class(es) may be found elsewhere in this Statement of Additional Information.
 **Derived from data provided by Lipper Inc.
  +Since-inception returns.

                                                      AVERAGE ANNUAL RETURN (BEFORE TAXES)
                                                      ------------------------------------
                                                                                                                     ADVISORY FEES
                                                                                                                   EXPRESSED AS AN
                                                                                                                  ANNUAL EFFECTIVE
                                                1 YEAR ENDED  5 YEARS ENDED  10 YEARS ENDED                     RATE OF THE FUNDS'
                                                  12/31/2002     12/31/2002      12/31/2002     EXPENSE RATIO   AVERAGE NET ASSETS
                                                 -----------  -------------  --------------     -------------   ------------------
VANGUARD INTERMEDIATE-TERM BOND INDEX
FUND INVESTOR SHARES*                                 10.85%          7.85%          7.69%+             0.21%                0.01%
Average Intermediate-Term Investment
Grade Bond Fund**                                      8.14           6.26           6.08+              0.92                 0.36
Lehman Brothers 5-10 Year Government/Credit Index     13.03           8.15           7.91+               N/A                  N/A
VANGUARD LONG-TERM BOND INDEX FUND                    14.35%          8.28%          8.77%+             0.21%                0.01%
Average Corporate A-Rated Bond Fund**                  8.42           6.01           6.19+              1.10                 0.44
Lehman Brothers Long Government/Credit Index          14.81           8.11           8.75+               N/A                  N/A
 *Information about the Fund's other share class(es) may be found elsewhere in this Statement of Additional Information.
 **Derived from data provided by Lipper Inc. +Since-inception returns.


     Based upon its most recent evaluation of each Fund's investment staff, the portfolio management process, the short- and long-term performance results, and the at-cost, internalized management arrangements for each Fund, the board determined that it would be in the best interests of each Fund's shareholders to continue its internalized management arrangements.

OFFICERS AND TRUSTEES
The officers of the Funds manage the day-to-day operations of the Funds under the direction of the Funds' board of trustees. The trustees set broad policies for the Funds and choose the Funds' officers. Each trustee serves a Fund until its termination; until the trustee's retirement, resignation, death; or as otherwise specified in the Trust's organizational documents. Any trustee may be removed at a meeting of shareholders by a vote representing two-thirds of the total net asset value of all shares of the Funds. Each trustee also serves as a director of The Vanguard Group, Inc. The following chart shows information for each trustee and executive officer of the Funds. The mailing address of the trustees and officers is P.O. Box 876, Valley Forge, PA 19482.



                                                VANGUARD FUND                                                     NUMBER OF VANGUARD
                          POSITION(S) HELD    TRUSTEE/OFFICER    PRINCIPAL OCCUPATION(S) DURING                   FUNDS OVERSEEN BY
  NAME, DATE OF BIRTH     WITH FUND           SINCE              THE PAST FIVE YEARS                              TRUSTEE/OFFICER
  ----------------------------------------------------------------------------------------------------------------------------------
  INTERESTED TRUSTEES
  -------------------
  John J. Brennan*        Chairman of the     May, 1987          Chairman of the Board, Chief Executive           112
  (1954)                  Board, Chief                           Officer, and Director (Trustee) of The
                          Executive Officer                      Vanguard Group, Inc. and each of the
                          and Trustee                            investment companies served by The
                                                                 Vanguard Group, Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  INDEPENDENT TRUSTEES

  Charles D. Ellis        Trustee             January, 2001      The Partners of '63 (pro bono ventures in        112
  (1937)                                                         education); Senior Advisor to Greenwich
                                                                 Associates (international business strategy
                                                                 consulting); Successor Trustee of Yale
                                                                 University; Overseer of the Stern School of
                                                                 Business at New York University; Trustee of
                                                                 the Whitehead Institute for Biomedical research.

 *Officers of the Fund are "Interested persons" as defined in the 1940 Act.


                                                VANGUARD FUND                                                     NUMBER OF VANGUARD
                          POSITION(S) HELD    TRUSTEE/OFFICER    PRINCIPAL OCCUPATION(S) DURING                   FUNDS OVERSEEN BY
  NAME, DATE OF BIRTH     WITH FUND           SINCE              THE PAST FIVE YEARS                              TRUSTEE/OFFICER
  ----------------------------------------------------------------------------------------------------------------------------------
 Rajiv L. Gupta          Trustee             December, 2001     Chairman and Chief Executive Officer             112
  (1945)                                                         (since October, 1999), Vice Chairman
                                                                 (January-September, 1999), and Vice
                                                                 President (prior to September 1999) of
                                                                 Rohm and Haas Co. (chemicals); Director
                                                                 of Technitrol, Inc. (electronic components)
                                                                 and Agere Systems (communication
                                                                 components); Board Member of
                                                                 American Chemistry Council; Trustee of
                                                                 Drexel University.

  JoAnn Heffernan Heisen  Trustee             July, 1998         Vice President, Chief Information Officer, and   112
  (1950)                                                         Member of the Executive Committee of
                                                                 Johnson & Johnson (pharmaceuticals/
                                                                 consumer products); Director of the Medical
                                                                 Center at Princeton and Women's Research
                                                                 and Education Institute.

  Burton G. Malkiel       Trustee             May, 1977          Chemical Bank Chairman's Professor of            110
  (1932)                                                         Economics, Princeton University; Director of
                                                                 Vanguard Investment series plc (Irish
                                                                 investment fund) since November, 2001,
                                                                 Vanguard Group (Ireland) Limited (investment
                                                                 management) since November, 2001, Director
                                                                 of Prudential Insurance Co. of America, BKF
                                                                 Capital (investment management), The Jeffrey
                                                                 Co. (holding company), and NeuVis, Inc.

Alfred M. Rankin, Jr.   Trustee            January, 1993         Chairman, President, Chief Executive             112
  (1941)                                                         Officer, and Director of NACCO Industries,
                                                                 Inc. (forklift trucks/housewares/lignite);
                                                                 Director of Goodrich Corporation
                                                                 (industrial products/aircraft systems and
                                                                 services). Director of the Standard
                                                                 Products Company (supplier for
                                                                 automotive industry) until 1998.

  J. Lawrence Wilson      Trustee             April, 1985        Retired Chairman and Chief Executive             112
  (1936)                                                         Officer of Rohm and Haas Co. (chemicals);
                                                                 Director of Cummins Inc. (diesel engines),
                                                                 The The MeadWestvacoorp. (paper products), and
                                                                 AmerisourceBergen Corp. (pharmaceutical
                                                                 distribution); Trustee of Vanderbilt
                                                                 University.
-----------------------------------------------------------------------------------------------------------------------------------
EXECUTIVE OFFICERS
  R. Gregory Barton*      Secretary           June, 2001         Managing Director and General Counsel            112
  (1951)                                                         of The Vanguard Group, Inc. (since
                                                                 September, 1997); Secretary of The
                                                                 Vanguard Group, Inc. and of each of the
                                                                 investment companies served by The
                                                                 Vanguard Group, Inc. (since June, 2001);
                                                                 Principal of The Vanguard Group, Inc.
                                                                 (prior to September, 1997).

  Thomas J. Higgins*      Treasurer           July, 1998         Principal of The Vanguard Group, Inc.;           112
  (1957)                                                         Treasurer of each of the
                                                                 investment companies served by The
                                                                 Vanguard Group, Inc. (since July, 1998).

 *Officers of the Fund are "Interested persons" as defined in the 1940 Act.


     Mr. Ellis is a Senior Advisor to Greenwich Associates, a firm that consults on business strategy to professional financial services organizations in markets around the world. A large number of financial service providers, including Vanguard, subscribe to programs of research-based consulting. During 2001 and 2002, Vanguard paid Greenwich subscription fees amounting to less than $275,000. Vanguard's subscription rates are similar to those of other subscribers.

     Board Committees: Each Fund's board has the following committees:


- Audit Committee: This committee oversees the accounting and financial reporting policies, the systems of internal controls, and the independent audits of each Fund and Vanguard. All independent trustees serve as members of the committee. The committee held six meetings during each Fund's last fiscal year.

- Compensation Committee: This committee oversees the compensation programs established by each Fund and Vanguard for the benefit of their employees, officers, and trustees/directors. All independent trustees serve as members of the committee. The committee held three meetings during each Fund's last fiscal year.

- Nominating Committee: This committee nominates candidates for election to Vanguard's board of directors and the board of trustees of each Fund (collectively, the "Vanguard boards"). The committee also has the authority to recommend the removal of any director or trustee from the Vanguard boards. All independent trustees serve as members of the committee. The committee held two meetings during each Fund's last fiscal year.


     The Nominating Committee will consider shareholder recommendations for trustee nominees. Shareholders may send recommendations to Mr. Wilson, Chairman of the Committee.


TRUSTEES' OWNERSHIP OF FUND SHARES
All trustees allocate their investments among the various Vanguard funds based on their own investment needs. The following table shows each trustee's ownership of shares of each Fund and of all Vanguard funds served by the trustee as of December 31, 2002. As a group, the funds' trustees and officers own less than 1% of the outstanding shares of each fund.



                                                                  DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE
                                                                     FUND SHARES       OF VANGUARD FUND SHARES
FUND                                           NAME OF TRUSTEE    OWNED BY TRUSTEE            OWNED BY TRUSTEE
--------                                        --------------     ----------------    -----------------------
VANGUARD TOTAL BOND MARKET INDEX FUND          John J. Brennan              None            Over $100,000
                                              Charles D. Ellis              None            Over $100,000
                                                Rajiv L. Gupta              None            Over $100,000
                                        JoAnn Heffernan Heisen              None            Over $100,000
                                             Burton G. Malkiel              None            Over $100,000
                                          Alfred M. Rankin, Jr.             None            Over $100,000
                                            J. Lawrence Wilson              None            Over $100,000

VANGUARD SHORT-TERM BOND INDEX FUND            John J. Brennan              None            Over $100,000
                                              Charles D. Ellis              None            Over $100,000
                                                Rajiv L. Gupta              None            Over $100,000
                                        JoAnn Heffernan Heisen              None            Over $100,000
                                             Burton G. Malkiel              None            Over $100,000
                                         Alfred M. Rankin, Jr.              None            Over $100,000
                                            J. Lawrence Wilson              None            Over $100,000

VANGUARD INTERMEDIATE-TERM BOND INDEX FUND     John J. Brennan              None            Over $100,000
                                              Charles D. Ellis              None            Over $100,000
                                                Rajiv L. Gupta              None            Over $100,000
                                        JoAnn Heffernan Heisen              None            Over $100,000
                                             Burton G. Malkiel              None            Over $100,000
                                         Alfred M. Rankin, Jr.              None            Over $100,000
                                            J. Lawrence Wilson              None            Over $100,000

                                                                  DOLLAR RANGE OF       AGGREGATE DOLLAR RANGE
                                                                     FUND SHARES       OF VANGUARD FUND SHARES
FUND                                           NAME OF TRUSTEE    OWNED BY TRUSTEE            OWNED BY TRUSTEE
--------                                        --------------     ----------------    -----------------------
VANGUARD LONG-TERM BOND INDEX FUND             John J. Brennan              None            Over $100,000
                                              Charles D. Ellis              None            Over $100,000
                                                Rajiv L. Gupta              None            Over $100,000
                                        JoAnn Heffernan Heisen              None            Over $100,000
                                             Burton G. Malkiel              None            Over $100,000
                                         Alfred M. Rankin, Jr.              None            Over $100,000
                                            J. Lawrence Wilson              None            Over $100,000


TRUSTEE COMPENSATION

The same individuals serve as trustees of all Vanguard funds (with one exception, which is noted in the table on page B-30), and each fund pays a proportionate share of the trustees' compensation. The funds also employ their officers on a shared basis; however, officers are compensated by Vanguard, (not the funds).

     INDEPENDENT TRUSTEES. The funds compensate their independent trustees (i.e., the ones who are not also officers of the funds) in three ways:

- The independent trustees receive an annual fee for their service to the funds, which is subject to reduction based on absences from scheduled board meetings.

- The independent trustees are reimbursed for the travel and other expenses that they incur in attending board meetings.

- Upon retirement (after attaining age 65 and completing five years of service), the independent trustees who began their service prior to January 1, 2001, receive a retirement benefit under a separate account arrangement. As of January 1, 2001, the opening balance of each eligible trustee's separate account was generally equal to the net present value of the benefits he or she had accrued under the trustees' former retirement plan. Each eligible trustee's separate account will be credited annually with interest at a rate of 7.5% until the trustee receives his or her final distribution. Those independent trustees who began their service on or after January 1, 2001, are not eligible to participate in the plan.


     "INTERESTED" TRUSTEE. Mr. Brennan serves as a trustee, but is not paid in this capacity. He is, however, paid in his role as officer of The Vanguard Group, Inc.

     COMPENSATION TABLE. The following table provides compensation details for each of the trustees. We list the amounts paid as compensation and accrued as retirement benefits by the Funds for each trustee. In addition, the table shows the total amount of benefits that we expect each trustee to receive from all Vanguard funds upon retirement, and the total amount of compensation paid to each trustee by all Vanguard funds.

                            VANGUARD BOND INDEX FUNDS
                        TRUSTEES' COMPENSATION TABLE



                                                          PENSION OR                ACCRUED
                                AGGREGATE        RETIREMENT BENEFITS      ANNUAL RETIREMENT               TOTAL COMPENSATION
                        COMPENSATION FROM   ACCRUED AS PART OF THESE             BENEFIT AT                FROM ALL VANGUARD
 NAME OF TRUSTEE          THESE FUNDS/(1/         FUNDS EXPENSES/(1/   JANUARY 1, 2002/(2)/        FUNDS PAID TO TRUSTEES/3/
---------------        ------------------   -------------------------     ----------------------  ----------------------------
JOHN J. BRENNAN. . .                 None                       None                  None                           None
CHARLES D. ELLIS. .                $5,245                        N/A                   N/A                       $108,000
RAJIV L. GUPTA . . .                 5,245                       N/A                   N/A                        108,000
JOANN HEFFERNAN HEISEN              5,245                       $103                $2,992                        108,000
BURTON G. MALKIEL. .                5,269                        397                 9,799                        108,000
ALFRED M. RANKIN, JR.               5,245                        202                 5,000                        108,000
J. LAWRENCE WILSON.                 5,972                        295                 7,266                        123,000

/(1)/ The amounts reported shown in this column are based on the Fund's fiscal year ended December 31, 2002.
/(2)/ Each covered trustee is eligible to receive retirement benefits only after completing at least 5 years (60 consecutive months) of service as a trustee for the Vanguard funds. The annual retirement benefit will be paid in monthly installments, beginning with the month following the trustee's retirement from service, and will cease after 10 years of payments (120 installments). Trustees who began their service on or after January 1, 2001, are not covered by the plan.
/(3)/ The amounts reported in this column reflect the total compensation paid to each trustee for his or her service as trustee of 112 Vanguard funds (110 in the case of Mr. Malkiel) for the 2002 calendar year.


                             PORTFOLIO TRANSACTIONS

HOW TRANSACTIONS ARE AFFECTED


     The types of securities in which the Funds invest are generally purchased and sold through principal transactions, meaning that the Funds normally purchases securities directly from the issuer or a primary market-maker acting as principal for the securities on a net basis. Explicit brokerage commissions are not paid on these transactions, although the purchase price for securities usually includes an undisclosed compensation. Purchases from underwriters of securities typically include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market-makers typically include a dealer's mark-up (i.e., a spread between the bid and the asked prices).
  During the fiscal years ended December 31, 2000, 2001, and 2002, the Funds did not pay any explicit brokerage commissions.


HOW BROKERS AND DEALERS ARE SELECTED
     The adviser chooses brokers or dealers to handle the purchase and sale of the Funds' securities, and is responsible for obtaining the best available price and most favorable execution for all transactions. When a Fund purchases a newly issued security at a fixed price, the adviser may designate certain members of the underwriting syndicate to receive compensation associated with that transaction. Certain dealers have agreed to rebate a portion of such compensation directly to the Funds to offset their management expenses. The adviser is required to seek best execution of all transactions and is not authorized to pay a higher brokerage commission based solely on the receipt of research or other services.


HOW THE REASONABLENESS OF BROKERAGE COMMISSIONS IS EVALUATED
     As previously explained, the types of securities that the Funds purchase do not normally involve the payment of explicit brokerage commissions. If any such brokerage commissions are paid, however, the adviser will evaluate their reasonableness by considering: (a) historical commission rates; (b) rates which other institutional investors are paying, based upon publicly available information; (c) rates quoted by brokers and dealers; (d) the size of a particular transaction, in terms of the number of shares, dollar amount, and number of clients involved; (e) the complexity of a particular transaction in terms of both execution and settlement; (f) the level and type of business done with a particular firm over a period of time; and (g) the extent to which the broker or dealer has capital at risk in the transaction.
     Some securities that are considered for investment by a Fund may also be appropriate for other Vanguard funds or for other clients served by the adviser. If such securities are compatible with the investment policies of a Fund and one or more of the adviser's other clients, and are considered for purchase or sale at or about the same time, then transactions in such securities will be aggregated by the adviser and the purchased securities or sale proceeds will be allocated among the participating Vanguard funds and the other participating clients of the adviser in a manner deemed equitable by the adviser. Although there may be no specified formula for allocating such transactions, the allocation methods used, and the results of such allocations, will be subject to periodic review by the Funds' board of trustees.


                             YIELD AND TOTAL RETURN


     The annualized yields of each Fund for the 30-day period ended December 31, 2002 are set forth below:


                                              SHARE CLASSES
                                              -------------     INSTITUTIONAL
FUND                                        INVESTOR   ADMIRAL         SHARES
----                                        --------   -------  -------------
Vanguard Total Bond Market Index Fund          4.16%     4.21%           4.28%
Vanguard Short-Term Bond Index Fund            2.58      2.63             N/A
Vanguard Intermediate-Term Bond Index Fund     4.57      4.61             N/A
Vanguard Long-Term Bond Index Fund             5.28       N/A             N/A


     The average annual total returns (both before and after taxes) of each Fund for the one-, five-, and ten-year periods (or since inception) ended December 31, 2002, are set forth below:


                                                             5 YEARS ENDED        10 YEARS ENDED
INVESTOR SHARES                         1 YEAR ENDED            12/31/2002           12/31/2002
                                          12/31/2002  (or since inception)  (or since inception)
---------------                         ------------   -------------------   -------------------
VANGUARD TOTAL BOND MARKET INDEX FUND*
 Return Before Taxes                           8.26%                 7.10%                 7.26%
 Return After Taxes on Distributions           5.93                  4.51                  4.56
 Return After Taxes on Distributions and       5.03                  4.38                  4.46
 Sale of Fund Shares
VANGUARD SHORT-TERM BOND INDEX FUND*
 Return Before Taxes                           6.10%                 6.68%                 6.46%
 Return After Taxes on Distributions           4.23                  4.28                  4.02
 Return After Taxes on Distributions and       3.72                  4.15                  3.95
 Sale of Fund Shares
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND*
 Return Before Taxes                          10.85%                 7.85%                 7.69%
 Return After Taxes on Distributions           8.41                  5.17                  4.95
 Return After Taxes on Distributions and       6.59                  4.94                  4.78
 Sale of Fund Shares
VANGUARD LONG-TERM BOND INDEX FUND*
 Return Before Taxes                          14.35%                 8.28%                 8.77%
 Return After Taxes on Distributions          11.76                  5.62                  5.96
 Return After Taxes on Distributions and       8.69                  5.29                  5.63
 Sale of Fund Shares
*Total Return Figures do not reflect the annual account maintenance fee of $10 applied on balances under $10,000.

                                                             5 YEARS ENDED        10 YEARS ENDED
ADMIRAL  SHARES                         1 YEAR ENDED            12/31/2002           12/31/2002
                                          12/31/2002  (or since inception)  (or since inception)
---------------                         ------------  --------------------   -------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
(Inception November 12, 2001)
 Return Before Taxes                           8.32%                 5.41%                   N/A
VANGUARD SHORT-TERM BOND INDEX FUND
(Inception November 12, 2001)
 Return Before Taxes                           6.15%                 4.40%                   N/A
VANGUARD INTERMEDIATE-TERM BOND INDEX FUND
(Inception November 12, 2001)
 Return Before Taxes                          10.91%                 6.96%                   N/A




                                                             5 YEARS ENDED        10 YEARS ENDED
INSTITUTIONAL SHARES                    1 YEAR ENDED            12/31/2002            12/31/2002
                                          12/31/2002  (or since inception)  (or since inception)
--------------------                    ------------  --------------------   -------------------
VANGUARD TOTAL BOND MARKET INDEX FUND
(Inception September 18, 1995)
 Return Before Taxes                           8.39%                 7.22%                 7.40%



                           AVERAGE ANNUAL TOTAL RETURN

Average annual total return is the average annual compounded rate of return for the periods of one year, five years, ten years, or the life of the fund, all ended on the last day of a recent month. Average annual total return quotations will reflect changes in the price of the fund's shares and assume that all dividend and capital gains distributions during the respective periods were reinvested in fund shares. Average annual total returns are quoted to the nearest hundredth of one percent.


AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

Average annual total return (before taxes) is calculated by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                              T = (ERV/P)/1/N/ - 1

  Where:

         T    =average annual total return
         P    =a hypothetical initial investment of $1,000


        n      =number of years

       ERV =ending redeemable value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, and 10-year periods (or fractional portion thereof)

Instructions:


1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period. Adjustments may be made for subsequent recharacterizations of distributions.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)

We calculate a fund's average annual total return (after taxes on distributions) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formulas:

                            T = (ATV\\D\\/P)/1/N/ - 1

  Where:

          T    =average annual total return (after taxes on
               distributions)
          P    =a hypothetical initial investment of $1,000
          n    =number of years
          ATVD =ending value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions but not after taxes on redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus. Assume that the redemption has no tax consequences.

AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTION)

We calculate a fund's average annual total return (after taxes on distributions and redemption) by finding the average annual compounded rates of return over the 1-, 5-, and 10-year periods (or for the periods of the fund's operations) that would equate the initial amount invested to the after-tax ending value, according to the following formula:

          T = (ATV\\DR\\/P)/1/N/ - 1

  Where:

          T   =average annual total return (after taxes on
               distributions and redemption)
          P   =a hypothetical initial investment of $1,000
          n   =number of years
    ATV\\DR\\ =ending value of a hypothetical $1,000 investment (made at the beginning of the 1-, 5-, or 10-year periods) at the end of the 1-, 5-, or 10-year periods (or fractional portion thereof), after taxes on fund distributions and redemption

Instructions:

1. Assume the maximum sales load (or other charges deducted from payments) is deducted from the initial $1,000 investment.

2. Assume all distributions by the fund--less the taxes due on such distributions--are reinvested at the price stated in the prospectus (including any sales load imposed upon reinvestment of dividends) on the reinvestment dates during the period.

3. Include all recurring fees that are charged to all shareholder accounts. For any account fees that vary with the size of the account, assume an account size equal to the fund's mean (or median) account size. Assume that no additional taxes or tax credits result from any redemption of shares required to pay such fees. Reflect, as appropriate, any recurring fees charged to shareholder accounts that are paid other than by redemption of the fund's shares.

4. Calculate the taxes due on any distributions by the fund by applying the highest individual marginal federal income tax rates in effect on the reinvest date, to each component of the distributions on the reinvestment date (e.g., ordinary income, short-term capital gain, long-term capital gain). Note that the applicable tax rates may vary over the measurement period. Distributions should be adjusted to reflect the federal tax impact the distribution would have on an individual taxpayer on the reinvestment date. Assume no taxes are due on the portion of any distribution that would not result in federal income tax on an individual, e.g., tax-exempt interest or non-taxable returns of capital. The effect of applicable tax credits, such as the foreign tax credit, should be taken into account in accordance with federal tax law. Disregard any potential tax liabilities other than federal tax liabilities (e.g., state and local taxes); the effect of phaseouts of certain exemptions, deductions, and credits at various income levels; and the impact of the federal alternative minimum tax.

5. Determine the ending value by assuming a complete redemption at the end of the 1-, 5-, or 10 year periods (or fractional portion thereof) and the deduction of all nonrecurring charges deducted at the end of each period. If shareholders are assessed a deferred sales load, assume the maximum deferred sales load is deducted at the times, in the amounts, and under the terms disclosed in the prospectus.

6. Determine the ending value by subtracting capital gains taxes resulting from the redemption and adding the tax benefit from capital losses resulting from the redemption.


     (a)  Calculate the capital gain or loss upon  redemption by subtracting the
          tax  basis  from  the  redemption   proceeds   (after   deducting  any
          nonrecurring charges as specified by Instruction 5).

     (b) The fund should separately track the basis of shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. In determining the basis for a reinvested distribution, include the distribution net of taxes assumed paid from the distribution, but not net of any sales loads imposed upon reinvestment. Tax basis should be adjusted for any distributions representing returns of capital and any other tax basis adjustments that would apply to an individual taxpayer, as permitted by applicable federal tax law.

     (c) The amount and character (e.g., short-term or long-term) of capital gain or loss upon redemption should be separately determined for shares acquired through the $1,000 initial investment and each subsequent purchase through reinvested distributions. The fund should not assume that shares acquired through reinvestment of distributions have the same holding period as the initial $1,000 investment. The tax character should be determined by the length of the measurement period in the case of the initial $1,000 investment and the length of the period between reinvestment and the end of the measurement period in the case of reinvested distributions.

     (d) Calculate the capital gains taxes (or the benefit resulting from tax losses) using the highest federal individual capital gains tax rate for gains of the appropriate character in effect on the redemption date and in accordance with federal tax law applicable on the redemption date. For example, applicable federal tax law should be used to determine whether and how gains and losses from the sale of shares with different holding periods should be netted, as well as the tax character (e.g., short-term or long-term) of any resulting gains or losses. Assume that a shareholder has sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full.

SEC YIELDS

Yield is the net annualized yield based on a specified 30-day (or one month) period assuming semiannual compounding of income. Yield is calculated by dividing the net investment income per share earned during the period by the maximum offering price per share on the last day of the period, according to the following formula:

                        YIELD = 2[((A-B)/CD + 1)/6/ - 1]

  Where:

          a =dividends and interest earned during the period b =expenses accrued for the period (net of reimbursements)
          c =the average daily number of shares outstanding during
             the period that were entitled to receive dividends
          d =the maximum offering price per share on the last day of the period


                              FINANCIAL STATEMENT


The Fund's Financial Statements for the fiscal year ended December 31, 2002, appearing in the Funds' 2002 Annual Report to Shareholders, and the report thereon of PricewaterhouseCoopers LLP, independent accountants, also appearing therein, are incorporated by reference in this Statement of Additional Information. For a more complete discussion of each Fund's performance, please see the Funds' Annual Report to Shareholders, which may be obtained without charge.






                               COMPARATIVE INDEXES


Vanguard may use reprinted material discussing The Vanguard Group, Inc. or any of the member funds of The Vanguard Group of Investment Companies.


  Each of the investment company members of The Vanguard Group uses one or more of the following unmanaged indexes for comparative performance purposes.


ASSET ALLOCATION COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 65% Standard & Poor's 500 Index and 35% Lehman Brothers Long Treasury Index.

AVERAGE 1-5 YEAR GOVERNMENT FUND---An industry benchmark that includes funds with U.S. Treasury and agency obligations with similar investment objectives and policies and maturities of 1 to 5 years, as measured by Lipper Inc.

AVERAGE 1-5 YEAR INVESTMENT-GRADE FUND---An industry benchmark of average 1-5 year investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE 1-5 YEAR MUNICIPAL FUND--An industry benchmark that includes funds with investment-grade tax-exempt bonds that are issued by state and local governments with similar investment objectives and policies and have maturities of 1 to 5 years, as measured by Lipper Inc.


AVERAGE 1-2 YEAR MUNICIPAL FUND---An industry benchmark of average adjustable short municipal funds with similar investment objectives and policies as measured by Lipper Inc.

AVERAGE  ADJUSTED SHORT MUNICIPAL DEBT FUND---An  industry  benchmark of average
adjustable  short  municipal  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE BALANCED FUND---An industry benchmark of average balanced funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA INTERMEDIATE MUNICIPAL DEBT FUND---An industry benchmark that
includes   intermediate-term   California  municipal  bond  funds  with  similar
investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA INSURED MUNICIPAL DEBT FUND---An industry benchmark of average California municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CALIFORNIA TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average California tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CONVERTIBLE SECURITIES FUND---An industry benchmark of funds with convertible securities rated B or better by Standard & Poor's, with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE CORPORATE A-RATED FUND---An industry benchmark of average corporate A-rated funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EMERGING MARKETS FUND---An industry benchmark of average emerging markets funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EQUITY INCOME FUND---An industry benchmark of average equity income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE EUROPEAN REGION FUND---An industry benchmark of average European region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE FLORIDA INSURED MUNICIPAL DEBT FUND---An industry benchmark of average Florida municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE FLEXIBLE FUND---An industry benchmark of average flexible funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL GOVERNMENT FUND---An industry benchmark of average general government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL MUNICIPAL FUND---An industry benchmark of average general municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GENERAL TREASURY FUND---An industry benchmark of average general treasury funds with similar investment objectives and policies, as measured by Lipper Inc.
AVERAGE GLOBAL FUND---An industry benchmark of average global funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE GNMA FUND---An industry benchmark that includes funds of mortgage-backed pass-through securities of the Government National Mortgage Association, with similar investment objectives and policies; these securities are based on pools of 15- and 30-year fixed-rate home mortgages, as measured by Lipper Inc.

AVERAGE GOLD-ORIENTED FUND---An industry benchmark of funds that track the performance of companies around the world, with similar investment objectives and policies, that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals, as measured by Lipper Inc.

AVERAGE   GOVERNMENT  MONEY  MARKET  FUND---An  industry  benchmark  of  average government money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE HEALTH/BIOTECHNOLOGY FUND---An industry benchmark of funds that track the stocks of the health care companies within the S&P 500 Index, as measured by Lipper Inc.

AVERAGE HIGH-CURRENT-YIELD FUND---An industry benchmark of average high current yield funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE HIGH YIELD MUNICIPAL FUND---An industry benchmark of average high-yield municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INCOME FUND---An industry benchmark of average income funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE  INSTITUTIONAL  MONEY  MARKET  FUND---An  industry  benchmark of average
institutional  money  market  funds  with  similar  investment   objectives  and
policies, as measured by Lipper Inc.

AVERAGE INSURED MUNICIPAL FUND---An industry benchmark of average insured municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   GOVERNMENT  FUND---An  industry  benchmark  of  average
intermediate government funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERMEDIATE INVESTMENT-GRADE FUND---An industry benchmark of average intermediate investment-grade funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   MUNICIPAL   FUND---An  industry  benchmark  of  average
intermediate municipal funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   INTERMEDIATE   TREASURY   FUND---An   industry  benchmark  of  average
intermediate treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE INTERNATIONAL FUND---An industry benchmark of average international funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE JAPAN/PACIFIC REGION FUND---An industry benchmark of average pacific region funds with similar investment objectives and policies as measured by Lipper Inc.

AVERAGE LARGE-CAP CORE FUND---An industry benchmark of average large-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP GROWTH FUND---An industry benchmark of average large-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE LARGE-CAP VALUE FUND---An industry benchmark of average large-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MASSACHUSETTS MUNICIPAL DEBT FUND---An industry benchmark of average Massachusetts municipal debt funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MID-CAP CORE FUND---An industry benchmark of average mid-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MID-CAP VALUE FUND---An industry benchmark of average mid-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MONEY MARKET FUND---An industry benchmark of average money market funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE MULTI-CAP CORE FUND---An industry benchmark of average multi-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP GROWTH FUND---An industry benchmark of average multi-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE MULTI-CAP VALUE FUND---An industry benchmark of average multi-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NATURAL RESOURCES FUND---An industry benchmark of average natural resources funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY MUNICIPAL DEBT FUND---An industry benchmark of average New Jersey municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW JERSEY TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average New Jersey tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK INSURED MUNICIPAL DEBT FUND---An industry benchmark of average New York municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE NEW YORK TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average New York tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO MUNICIPAL DEBT FUND---An industry benchmark of average Ohio municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE OHIO TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average Ohio tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA MUNICIPAL DEBT FUND---An industry benchmark of average Pennsylvania municipal bond funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PENNSYLVANIA TAX-EXEMPT MONEY MARKET FUND---An industry benchmark of average Pennsylvania tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE PACIFIC REGION FUND---An industry benchmark of average pacific region funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE REAL ESTATE FUND---An industry benchmark of average real estate funds with similar investment objectives and policies, as measured by Lipper Inc.


AVERAGE SHORT TREASURY FUND---An industry benchmark of average short treasury funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP CORE FUND---An industry benchmark of average small-cap core funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP GROWTH FUND---An industry benchmark of average small-cap growth funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE SMALL-CAP VALUE FUND---An industry benchmark of average small-cap value funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE   TAX-EXEMPT  MONEY  MARKET  FUND---An  industry  benchmark  of  average tax-exempt money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE U.S. TREASURY MONEY MARKET FUND---An industry benchmark of average U.S. treasury money market funds with similar investment objectives and policies, as measured by Lipper Inc.

AVERAGE UTILITY FUND---An industry benchmark of average utility funds with similar investment objectives and policies, as measured by Lipper Inc.

BALANCED COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 60% Wilshire 5000 Index and 40% Lehman Brothers Aggregate Bond Index.

CALVERT SOCIAL INDEX--A socially screened index of large- and mid-capitalization U.S. stocks that is provided by the Calvert Group of Bethesda, Maryland.

CITIGROUP  3-MONTH  U.S.  TREASURY  BILL   INDEX---Tracks   the  performance  of
short-term U.S. government debt instruments.

CITIGROUP BROAD MARKET INDEX---Tracks the performance of the U.S. broad market.

CITIGROUP EXTENDED MARKET EUROPE AND PACIFIC (EM EPAC) INDEX---Measures the performance of the smallest companies from the 23 European and Pacific countries represented in the Citigroup Broad Market Index. The EM EPAC Index represents the bottom 20% of the total market capital of each country.

CITIGROUP WORLD EQUITY GOLD INDEX---Tracks the performance of companies around the world that are engaged in the mining, processing, or marketing of gold, other precious metals, and rare minerals.

CONSERVATIVE GROWTH COMPOSITE AVERAGE---A composite fund average weighted 40% average fixed income fund, 35% average general equity fund, 20% average money market fund, and 5% average international fund. Derived from data provided by Lipper Inc.


CONSERVATIVE GROWTH COMPOSITE INDEX---Made up of four unmanaged benchmarks, weighted 40% Lehman Brothers Aggregate Bond Index, 35% Wilshire 5000 Index, 20% Citigroup 3-Month Treasury Index, and 5% Morgan Stanley Capital International Europe Australasia Far East Index.


CREDIT SUISSE FIRST BOSTON CONVERTIBLE SECURITIES INDEX---An industry benchmark that includes convertible securities rated B or better by Standard & Poor's.

GROWTH COMPOSITE AVERAGE---A composite fund average weighted 65% average general equity fund, 20% average fixed income fund, and 15% average international fund. Derived from data provided by Lipper Inc.

GROWTH COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 65% Wilshire 5000 Index, 20% Lehman Brothers Aggregate Bond Index, and 15% MSCI EAFE Index.

GROWTH FUND STOCK INDEX---Tracks the performance of the average common stock holdings of the 50 largest growth-oriented mutual funds.

IMONEYNET MONEY FUND REPORT'S AVERAGE 100% TREASURY FUND---Contains weekly summary asset, yield, average maturity, and portfolio holdings data for the industry benchmark Money Fund Report Averages.

INCOME COMPOSITE AVERAGE---A composite fund average weighted 60% averaged fixed income fund, 20% average general equity fund, and 20% average money market fund. Derived from data provided by Lipper Inc.


INCOME COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 60% Lehman Brothers Aggregate Bond Index, 20% Wilshire 5000 Index, and 20% Citigroup 3-Month Treasury Index.


LEHMAN BROTHERS 1-5 YEAR GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade (rated Baa3 or above by Moody's) corporate and international dollar-denominated bonds, all having maturities of 1 to 5 years.


LEHMAN BROTHERS 1-5 YEAR U.S. CREDIT INDEX---Includes investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. GOVERNMENT BOND INDEX---Includes U.S. Treasury and agency obligations with maturities of 1 to 5 years.

LEHMAN BROTHERS 1-5 YEAR U.S. TREASURY BOND INDEX---Includes U.S. Treasury obligations with maturities of 1 to 5 years.

LEHMAN  BROTHERS  3  YEAR  MUNICIPAL  BOND   INDEX---Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 2 to 4 years.

LEHMAN BROTHERS 5-10 YEAR GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 5 to 10 years.

LEHMAN  BROTHERS  5-10  YEAR  U.S.  CREDIT   INDEX---Includes   investment-grade
corporate and international dollar-denominated bonds (rated Baa3 or above by Moody's) with maturities of 5 to 10 years.

LEHMAN BROTHERS 5-10 YEAR U.S. TREASURY BOND INDEX---Includes U.S. Treasury obligations with maturities of 5 to 10 years.

LEHMAN  BROTHERS  7  YEAR  MUNICIPAL  BOND   INDEX---Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 6 to 8 years.

LEHMAN  BROTHERS  10  YEAR  MUNICIPAL  BOND  INDEX---Includes   investment-grade
tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments and have maturities of 8 to 12 years.

LEHMAN BROTHERS AGGREGATE BOND INDEX---The broadest measure of the taxable U.S. bond market, including most Treasury, agency, corporate, mortgage-backed, asset-backed, and international dollar-denominated issues, all with investment-grade ratings (rated Baa3 or above by Moody's) and maturities of 1 year or more.

LEHMAN BROTHERS CREDIT A OR BETTER BOND INDEX---Includes high-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with a broad range of maturities.

LEHMAN BROTHERS GNMA BOND INDEX---Includes mortgage-backed pass-through securities of the Government National Mortgage Association; these securities are based on pools of 15- and 30-year fixed-rate home mortgages.

LEHMAN BROTHERS HIGH YIELD BOND INDEX---Includes mainly corporate bonds with credit ratings at or below Ba1 (Moody's) or BB+ (Standard & Poor's); these issues are considered below-investment-grade.

LEHMAN BROTHERS LONG CREDIT A OR BETTER BOND INDEX---Includes top-quality corporate and international dollar-denominated bonds (rated A or above by Moody's) with maturities of 10 years or more.

LEHMAN BROTHERS LONG GOVERNMENT/CREDIT BOND INDEX---Includes U.S. Treasury and agency obligations, as well as investment-grade corporate bonds and international dollar-denominated bonds (rated Baa3 or above by Moody's), all having maturities of 10 years or more.

LEHMAN  BROTHERS  LONG  U.S.  TREASURY  BOND   INDEX---Includes   U.S.  Treasury
obligations with maturities of 10 years or more.

LEHMAN BROTHERS MUNICIPAL BOND INDEX---Includes most investment-grade tax-exempt bonds (rated Baa or above by Moody's) that are issued by state and local governments in the United States.

LEHMAN   BROTHERS   U.S.   TREASURY   INFLATION   NOTES   INDEX---Includes   the
inflation-indexed securities within the Lehman Brothers Treasury Index, which represents U.S. Treasury obligations with maturities of more than 1 year.

MODERATE GROWTH COMPOSITE AVERAGE---A composite fund average weighted 50% average general equity fund, 40% averaged fixed income fund, and 10% average international fund. Derived from data provided by Lipper Inc.

MODERATE GROWTH COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 50% Wilshire 5000 Index, 40% Lehman Brothers Aggregate Bond Index, and 10% MSCI EAFE Index.

MORGAN   STANLEY   CAPITAL   INTERNATIONAL   (MSCI)  ALL  COUNTRY   WORLD  INDEX
FREE---Tracks stock markets in countries included in the MSCI EAFE Index plus the United States, Canada, and a number of emerging markets.

MORGAN STANLEY CAPITAL INTERNATIONAL ALL COUNTRY WORLD INDEX FREE EX USA---Includes both developed markets (minus the United States) and emerging markets from around the globe. Tracking stock markets in 48 nations, it is a good representation of the overall international equity market.

MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS FREE INDEX---Free float-adjusted market capitalization index that is designed to measure equity market performance in the global emerging markets. As of April 2002 the index consisted of 26 emerging market country indices.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX---Tracks stocks in more than 15 developed European markets.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE,  AUSTRALASIA,  FAR EAST INDEX (MSCI
EAFE)---Tracks more than 1,000 stocks from more than 20 developed markets in Europe, Australia, Asia, and the Pacific region.

MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE, AUSTRALASIA, FAR EAST GROWTH INDEX---Measures the performance of those stocks within the MSCI EAFE Index that have higher price/book ratios.

MORGAN  STANLEY  CAPITAL  INTERNATIONAL   PACIFIC   INDEX---Tracks  stocks  from
developed Pacific Rim markets.

MORGAN STANLEY REAL ESTATE INVESTMENT TRUST (REIT) INDEX---Tracks more than 1,000 real estate investment trusts that meet size and liquidity criteria specified by Morgan Stanley.

RUSSELL 1000 INDEX---Measures the performance of the 1,000 largest companies in the Russell 3000 Index.

RUSSELL 1000 GROWTH INDEX---Measures the performance of those Russell 1000 Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL 1000 VALUE INDEX---Measures the performance of those Russell 1000 Index companies with lower price/book ratios and lower predicted growth rates.

RUSSELL 2500 INDEX---Measures the performance of the 2,500 smallest companies in the Russell 3000 Index.

RUSSELL 2500 GROWTH INDEX---Measures the performance of those Russell 2,500 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL 2000 INDEX---Measures the performance of the 2,000 smallest companies in the Russell 3000 Index.

RUSSELL 2000 GROWTH INDEX---Measures the performance of those Russell 2000 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL 2800 INDEX---Consists of the Russell 3000 Index (the 3,000 largest U.S. stocks) minus the largest 200.

RUSSELL 3000 GROWTH INDEX---Measures the performance of those Russell 3000 Index companies with higher price/ book ratios and higher predicted growth rates.

RUSSELL  3000  INDEX---Measures  the  performance  of  the  3,000  largest  U.S.
companies.

RUSSELL 3000 VALUE INDEX---Measures the performance of those Russell 3000 Index companies with lower price/book ratios and lower predicted growth rates.

RUSSELL MIDCAP GROWTH INDEX---Measures the performance of those Russell Midcap Index companies with higher price/book ratios and higher predicted growth rates.

RUSSELL MIDCAP INDEX---Measures the performance of the 800 smallest companies in the Russell 1000 Index.

RUSSELL MIDCAP VALUE INDEX---Measures the performance of those Russell Midcap Index companies with lower price/ book ratios and lower predicted growth rates.

SELECT EMERGING MARKETS FREE INDEX---This composite includes stocks that can be bought free of restrictions in 15 emerging markets of Europe, Asia, Africa, and Latin America (95%), and a cash component (5%) based on the Average Money Market Fund. This index is administered by MSCI exclusively for Vanguard.

STANDARD & POOR'S (S&P) 500 INDEX---A widely used barometer of U.S. stock market performance; as a market-weighted index of leading companies in leading industries, it is dominated by large-capitalization companies.

STANDARD & POOR'S 500/BARRA GROWTH  INDEX---Includes those stocks of the S&P 500
Index  that  have  higher  price/book  ratios;   these  stocks  generally  offer
lower-than-average dividend yields.

STANDARD & POOR'S 500/BARRA VALUE  INDEX---Includes  those stocks of the S&P 500
Index  that  have  lower  price/book   ratios;   these  stocks  generally  offer
higher-than-average dividend yields.

STANDARD & POOR'S ENERGY SECTOR INDEX---Tracks the stocks of the energy-related companies within the S&P 500 Index.

STANDARD & POOR'S HEALTH SECTOR INDEX---Tracks the stocks of the health care companies within the S&P 500 Index.

STANDARD  &  POOR'S  INTEGRATED   TELECOMMUNICATION   SERVICES  INDEX---Includes
Telecommunications Services industry group (Alternative Carriers and Integrated Telecommunication Equipment) and Wireless Telecommunications Services.

STANDARD & POOR'S MIDCAP 400/BARRA GROWTH INDEX---Includes those stocks of the S&P MidCap 400 Index that have above average price/earnings and price/book ratios.

STANDARD & POOR'S MIDCAP 400 INDEX---Includes stocks of 400 medium-size U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P 500 Index.

STANDARD   &   POOR'S    SMALLCAP   600    INDEX---Includes    stocks   of   600
small-capitalization U.S. companies representing a spectrum of industries. On average, these stocks are smaller than those in the S&P MidCap 400 Index.

STANDARD & POOR'S SMALLCAP 600/BARRA GROWTH INDEX---Includes those stocks of the S&P SmallCap 600 Index that have higher price/book ratios.

STANDARD & POOR'S SMALLCAP 600/BARRA VALUE INDEX---Includes those stocks of the S&P SmallCap 600 Index that have lower price/book ratios.

STANDARD & POOR'S UTILITIES INDEX---Includes the following industries: Electric Utilities; Gas Utilities; Multi-Utilities, and Water Utilities.

STAR COMPOSITE AVERAGE---An industry benchmark average similarly weighted using the average general equity fund, average fixed income fund, and average money market fund, as measured by Lipper Inc.

STAR COMPOSITE INDEX---Made up of three unmanaged benchmarks, weighted 62.5% Wilshire 5000 Index, 25% Lehman Brothers Aggregate Bond Index, and 12.5% Citigroup 3-Month Treasury Index.

TARGET REIT COMPOSITE---Consists of the Morgan Stanley REIT Index adjusted to include a 2% cash position (Lipper Money Market Average).

TAX-MANAGED BALANCED COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 50% Russell 1000 Index and 50% Lehman Brothers 7 Year Municipal Bond Index.

TOTAL INTERNATIONAL COMPOSITE INDEX---Consists of the MSCI Europe Index plus the MSCI Pacific Index, and the Select Emerging Markets Free Index.

UTILITIES COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 75% S&P Utilities Index and 25% S&P Integrated Telecommunication Services Index.

WELLESLEY COMPOSITE INDEX---Made up of four unmanaged benchmarks, weighted 65% Lehman Brothers Credit A or Better Index, 26% S&P 500/Barra Value Index, 4.5% S&P Utilities Index, and 4.5% S&P Integrated Telecommunication Services Index.

WELLINGTON COMPOSITE INDEX---Made up of two unmanaged benchmarks, weighted 65% S&P 500 Index and 35% Lehman Brothers Credit A or Better Index.

WILSHIRE 4500 COMPLETION INDEX---Measures the performance of virtually all U.S. mid- and small-capitalization stocks. The index is constructed by removing the S&P 500 Index stocks from the Wilshire 5000 Index.

WILSHIRE 5000 TOTAL MARKET INDEX---The broadest measure of the U.S. stock market; tracks all stocks publicly traded in the United States for which daily pricing is available.

                  APPENDIX A--DESCRIPTION OF BONDS AND RATINGS


The following are excerpts from Moody's Investors Service, Inc.'s description of its four highest preferred bond ratings:

AAA--Judged to be of the best quality. They carry the smallest degree of investment risk.

AA--Judged to be of high quality by all standards. Together with the Aaa group they make up what are generally known as high-grade bonds.

A--Possess mny favorable investment attributes and are to be considered as "upper-medium-grade obligations."

BAA--Considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

     Moody's also supplies numerical indicators (1, 2, and 3) to rating categories. The modifier 1 indicates that the security is in the higher end of its rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking toward the lower end of the category.

THE FOLLOWING ARE EXCERPTS FROM STANDARD & POOR'S CORPORATION DESCRIPTION OF ITS FOUR HIGHEST BOND RATINGS:
     AAA--Highest grade obligations. The capacity to pay interest and repay principal is extremely strong.
     AA--Also qualify as high-grade obligations. They have a strong capacity to pay interest and repay principal, and they differ from AAA issues only in small degree.
     A--Regarded as upper-medium-grade. They have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
     BBB--Regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories. This group is the lowest that qualifies for commercial bank investment.

     Standard & Poor's applies indicators "+", or "-", or no character, to its rating categories. The indicators show relative standing within the major rating categories.



                                                               SAI084 042003

PART C
                            VANGUARD BOND INDEX FUNDS
                                OTHER INFORMATION

ITEM 23. EXHIBITS

EXHIBITS   DESCRIPTION
--------   -----------
(a) Declaration of Trust, amended and restated July 19, 2002, filed on February 25, 2003, Post-Effective Amendment No. 32, is hereby incorporated by reference.
(b) By-Laws, filed on May 29, 1998, Post-Effective Amendment No. 18, are hereby incorporated by reference.
(c) Reference is made to Articles III and V of the Registrant's Declaration of Trust
(d) Investment Advisory Contract, for The Vanguard Group, Inc., provides investment advisory services to the Funds at cost pursuant to the Amended and Restated Funds' Service Agreement, refer to Exhibit H below.
(e)  Not applicable
(f) Reference is made to the section entitled "Management of the Funds" in the Registrant's Statement of Additional Information
(g) Custodian Agreements, filed on February 25, 2003, Post-Effective Amendment No. 32, for JPMorgan Chase Bank, N.A., is hereby incorporated by reference.
(h) Amended and Restated Funds' Service Agreement, filed on February 25, 2003, Post-Effective Amendment No. 32, is hereby incorporated by reference.
(i)  Not Applicable
(j) Consent of Independent Accountants, dated April 15, 2003, is filed herewith.
(k)  Not Applicable
(l)  Not Applicable
(m)  Not Applicable
(n) Rule 18f-3 Plan, filed on October 22, 2001, Post-Effective Amendment No. 29, is hereby incorporated by reference.
(o)  Not Applicable
(p) Code of Ethics, filed on October 22, 2001, Post-Effective Amendment No. 29, for The Vanguard Group, Inc., is hereby incorporated by reference.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

Registrant is not controlled by or under common control with any person.


ITEM 25. INDEMNIFICATION

The Registrant's organizational documents contain provisions indemnifying Trustees and officers against liability incurred in their official capacity.
Article VII, Section 2 of the Declaration of Trust provides that the Registrant may indemnify and hold harmless each and every Trustee and officer from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to the performance of his or her duties as a Trustee or officer. However, this provision does not cover any liability to which a Trustee or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Article VI of the By-Laws generally provides that the Registrant shall indemnify its Trustees and officers from any liability arising out of their past or present service in that capacity. Among other things, this provision excludes any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the Trustee's or officer's office with the Registrant.


ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

The Vanguard Group, Inc. ("Vanguard"), is an investment adviser registered under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The list required by this Item 26 of officers and directors of Vanguard, together with any information as to any business profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated herein by reference from Schedules B and D of Form ADV filed by Vanguard pursuant to the Advisers Act (SEC File No. 801-11953).


ITEM 27. PRINCIPAL UNDERWRITERS

a.     Not Applicable
b.     Not Applicable
c.     Not Applicable

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

The books, accounts and other documents required by Section 31(a) under the 1940 Act and the Rules thereunder will be maintained at the offices of Registrant; Registrant's Transfer Agent, The Vanguard Group, Inc., 100 Vanguard Boulevard, Malvern, Pennsylvania 19355; and the Registrant's Custodians, State Street Bank and Trust Company, Boston, Massachusetts 02105, and The Chase Manhattan Bank, Brooklyn, New York 11245.


ITEM 29. MANAGEMENT SERVICES

Other than as set forth under the description of The Vanguard Group in Part B of
this   Registration   Statement,   the   Registrant   is  not  a  party  to  any
management-related service contract.


ITEM 30. UNDERTAKINGS

Not Applicable

                                   SIGNATURES


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant hereby certifies that it meets all requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Town of Valley Forge and the Commonwealth of Pennsylvania, on the 21st day of April, 2003.


                                      VANGUARD BOND INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


                                      VANGUARD BOND INDEX FUNDS

                                   BY:_____________(signature)________________

                                                   (HEIDI STAM)
                                                 JOHN J. BRENNAN*
                                       CHAIRMAN AND CHIEF EXECUTIVE OFFICER


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:


SIGNATURES                                TITLE                             DATE
----------------------------------------------------------------------------------------------

By: /S/ JOHN J. BRENNAN                 President, Chairman, Chief         April 21, 2003
----------------------------            Executive Officer, and
 (Heidi Stam)                           Trustee
John J. Brennan*

By:/S/ CHARLES D. ELLIS
----------------------------            Trustee                            April 21, 2003
 (Heidi Stam)
Charles D. Ellis*

By:/S/ RAJIV L. GUPTA
----------------------------            Trustee                            April 21, 2003
     (Heidi Stam)
  Rajiv L. Gupta*

By: /S/ JOANN HEFFERNAN HEISEN
----------------------------            Trustee                            April 21, 2003
     (Heidi Stam)
 JoAnn Heffernan Heisen*

By: /S/ BURTON G. MALKIEL
----------------------------            Trustee                            April 21, 2003
  (Heidi Stam
 Burton G. Malkiel*

By:/S/ ALFRED M. RANKIN, JR.
----------------------------            Trustee                            April 21, 2003
   (Heidi Stam)
 Alfred M. Rankin, Jr.*

By:/S/ J. LAWRENCE WILSON
----------------------------            Trustee                            April 21, 2003
 (Heidi Stam)
J. Lawrence Wilson*

By:  /S/ THOMAS J. HIGGINS              Treasurer,Principal,               April 21, 2003
----------------------------            Financial Officer, and
 (Heidi Stam)                           Officer Accounting
Thomas J. Higgins*

*By Power of Attorney. For Charles D. Ellis, see File Number 33-19446, filed on January 31, 2003. For all other trustees and officers, see File Number 2-57689, filed on December 26, 2002. Incorporated by Reference.

                                INDEX TO EXHIBITS



Consent of Independent Accountants . . . . . . . . . . . . . . . . .  . .Ex-99.J